UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended October 31, 2024:
John Hancock Investment Trust
  John Hancock Balanced Fund
  John Hancock Diversified Macro Fund
  John Hancock Disciplined Value International Fund
  John Hancock Emerging Markets Equity Fund
  John Hancock Seaport Long/Short Fund

John Hancock Seaport Long/Short Fund
Class A/JSFBX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class A/JSFBX)	$212	1.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Seaport Long/Short Fund (Class A/JSFBX) returned 14.98% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class A/JSFBX)	9.24%	4.01%	4.11%
Seaport Long/Short Fund (Class A/JSFBX)—excluding sales charge	14.98%	5.08%	4.64%
MSCI World Index	33.68%	12.03%	9.78%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988674

437A-A
10/24
12/24

John Hancock Seaport Long/Short Fund
Class C/JSFTX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class C/JSFTX)	$286	2.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Seaport Long/Short Fund (Class C/JSFTX) returned 14.13% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class C/JSFTX)	13.13%	4.31%	3.89%
Seaport Long/Short Fund (Class C/JSFTX)—excluding sales charge	14.13%	4.31%	3.89%
MSCI World Index	33.68%	12.03%	9.78%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988674

437A-C
10/24
12/24

John Hancock Seaport Long/Short Fund
Class I/JSFDX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class I/JSFDX)	$180	1.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Seaport Long/Short Fund (Class I/JSFDX) returned 15.24% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class I/JSFDX)	15.24%	5.40%	4.96%
MSCI World Index	33.68%	12.03%	9.78%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988674

437A-I
10/24
12/24

John Hancock Seaport Long/Short Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class NAV)	$167	1.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Seaport Long/Short Fund (Class NAV) returned 15.44% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class NAV)	15.44%	5.52%	5.08%
MSCI World Index	33.68%	12.03%	9.78%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988674

437A-NAV
10/24
12/24

John Hancock Seaport Long/Short Fund
Class R6/JSFRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Seaport Long/Short Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seaport Long/Short Fund (Class R6/JSFRX)	$168	1.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Seaport Long/Short Fund (Class R6/JSFRX) returned 15.43% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
The long portfolio | The fund’s long positions delivered a large gain, led by holdings in the financials and information technology sectors.
Underlying strategies | All five of the fund’s strategies—diversified equity, technology, healthcare, finance, and capital cycles—produced positive absolute returns.
Single-stock contributors | NVIDIA Corp., KKR & Company, Inc., and Taiwan Semiconductor Manufacturing Company, Ltd. were among the largest contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
Short positions | The fund’s broad-market and sector-specific hedges (achieved through the use of derivatives) detracted from performance in the rising market.
Single-stock detractors | Samsung Electronics Company, Ltd., Humana, Inc., and agilon health, Inc. were the largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Seaport Long/Short Fund (Class R6/JSFRX)	15.43%	5.53%	5.08%
MSCI World Index	33.68%	12.03%	9.78%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$440,138,417
Total number of portfolio holdings	707
Total advisory fees paid (net)	$6,925,201
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	2.6%
Amazon.com, Inc.	1.9%
Wells Fargo & Company	1.7%
KKR & Company, Inc.	1.3%
Intuitive Surgical, Inc.	1.0%
Eli Lilly & Company	1.0%
The Bank of New York Mellon Corp.	0.9%
Citizens Financial Group, Inc.	0.9%
Ares Management Corp., Class A	0.9%
United Therapeutics Corp.	0.8%

Portfolio Composition
Common stocks	76.1%
Health care	21.0%
Financials	17.9%
Information technology	14.0%
Consumer discretionary	5.6%
Industrials	4.6%
Materials	3.4%
Communication services	3.2%
Energy	2.7%
Consumer staples	1.9%
Real estate	1.0%
Utilities	0.8%
Purchased options	0.6%
Exchange-traded funds	0.3%
Corporate bonds	0.3%
Preferred securities	0.2%
Short-term investments and other	22.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988674

437A-R6
10/24
12/24

John Hancock Emerging Markets Equity Fund
Class A/JEMQX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class A/JEMQX)	$143	1.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class A/JEMQX) returned 18.74% (excluding sales charges) for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class A/JEMQX)	12.85%	0.18%	2.03%
Emerging Markets Equity Fund (Class A/JEMQX)—excluding sales charge	18.74%	1.22%	2.59%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988536

456A-A
10/24
12/24

John Hancock Emerging Markets Equity Fund
Class C/JEMZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class C/JEMZX)	$219	2.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class C/JEMZX) returned 18.07% (excluding sales charges) for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class C/JEMZX)	17.07%	0.54%	1.89%
Emerging Markets Equity Fund (Class C/JEMZX)—excluding sales charge	18.07%	0.54%	1.89%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988536

456A-C
10/24
12/24

John Hancock Emerging Markets Equity Fund
Class I/JEMMX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class I/JEMMX)	$111	1.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class I/JEMMX) returned 19.15% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class I/JEMMX)	19.15%	1.54%	2.88%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988536

456A-I
10/24
12/24

John Hancock Emerging Markets Equity Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class NAV)	$98	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class NAV) returned 19.27% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class NAV)	19.27%	1.65%	3.00%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988536

456A-NAV
10/24
12/24

John Hancock Emerging Markets Equity Fund
Class R2/JEMKX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R2/JEMKX)	$143	1.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R2/JEMKX) returned 18.89% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class R2/JEMKX)	18.89%	1.30%	2.68%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988536

456A-R2
10/24
12/24

John Hancock Emerging Markets Equity Fund
Class R4/JEMNX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R4/JEMNX)	$118	1.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R4/JEMNX) returned 19.09% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class R4/JEMNX)	19.09%	1.48%	2.83%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988536

456A-R4
10/24
12/24

John Hancock Emerging Markets Equity Fund
Class R6/JEMGX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R6/JEMGX)	$99	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R6/JEMGX) returned 19.38% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and a Chinese economic stimulus initiative that bolstered investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The sectors that contributed the most to the fund’s absolute performance were information technology, consumer discretionary, and financials.
Top markets | At the markets level, the top absolute contributors were Taiwan, India, and Brazil.
Specific holdings | The strongest absolute contributors were positions in Taiwan Semiconductor Manufacturing Company, Ltd., and two Chinese companies, Meituan and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Healthcare | Healthcare was the only sector that had a negative impact on the fund’s absolute performance.
Top market | The market that had the most significant negative impact on absolute performance was Poland.
Specific holdings | The largest absolute detractors were positions in WuXi Biologics Cayman, Inc., Kingdee International Software Group Company, Ltd., and China Resources Beer Holdings Company, Ltd. We sold each of those holdings during the period covered by this report.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Emerging Markets Equity Fund (Class R6/JEMGX)	19.38%	1.66%	3.01%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,467,510,868
Total number of portfolio holdings	58
Total advisory fees paid (net)	$12,116,989
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.9%
Tencent Holdings, Ltd.	6.4%
Meituan, Class B	4.4%
Samsung Electronics Company, Ltd.	4.1%
HDFC Bank, Ltd.	2.9%
Globant SA	2.7%
MercadoLibre, Inc.	2.7%
Trip.com Group, Ltd.	2.6%
eMemory Technology, Inc.	2.5%
MakeMyTrip, Ltd.	2.4%

Sector Composition
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988536

456A-R6
10/24
12/24

John Hancock Diversified Macro Fund
Class A/JDJAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class A/JDJAX)	$157	1.61%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class A/JDJAX) declined 4.95% (excluding sales charges) for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.

The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class A/JDJAX)	(9.74)%	0.55%	0.93%
Diversified Macro Fund (Class A/JDJAX)—excluding sales charge	(4.95)%	1.59%	1.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988524

473A-A
10/24
12/24

John Hancock Diversified Macro Fund
Class C/JDJCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class C/JDJCX)	$229	2.36%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class C/JDJCX) declined 5.64% (excluding sales charges) for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.

The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class C/JDJCX)	(6.56)%	0.82%	1.16%
Diversified Macro Fund (Class C/JDJCX)—excluding sales charge	(5.64)%	0.82%	1.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988524

473A-C
10/24
12/24

John Hancock Diversified Macro Fund
Class I/JDJIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class I/JDJIX)	$133	1.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Macro Fund (Class I/JDJIX) declined 4.79% for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.

The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class I/JDJIX)	(4.79)%	1.84%	2.19%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988524

473A-I
10/24
12/24

John Hancock Diversified Macro Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class NAV)	$121	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Macro Fund (Class NAV) declined 4.67% for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.

The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class NAV)	(4.67)%	1.96%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988524

473A-NAV
10/24
12/24

John Hancock Diversified Macro Fund
Class R6/JDJRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class R6/JDJRX)	$122	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Macro Fund (Class R6/JDJRX) declined 4.57% for the year ended October 31, 2024. While performance was strong in the first half of 2024, several sharp reversals in global macro markets in late 2023 and the third quarter of 2024 were particularly challenging for directional systematic strategies to navigate. Short-term fixed income, currencies, and energy were the weakest performing sectors for the fund. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Non-U.S. equities | The fund generated gains in equities from long positions in European, Japanese, and U.K. benchmark indexes, particularly during late 2023 and early 2024 when resilient economic growth and expectations for easier monetary policy led to strength in global equity markets.
Agricultural and soft commodities | Positions in cocoa, coffee and corn resulted in gains. Most of the profits in cocoa were recorded in early 2024 when extreme weather in West Africa drove prices to record highs.
Precious metals | Positions in gold and silver produced profits as both metals benefitted from expectations for easier monetary policy and elevated geopolitical risks.

TOP PERFORMANCE DETRACTORS
Fixed income | The fund incurred losses from long and short positions across the yield curves in the United States, Europe, and the United Kingdom. Losses mostly occurred during periods of increased volatility in bonds markets, such as late 2023 and early August 2024.
Oil and oil products | The fund experienced losses from long positions in oil and oil products, which generally weakened due to demand concerns from a weak Chinese economy and fears of a U.S. economic slowdown.
U.S. dollar | Losses resulted from net long exposure to the U.S. dollar, particularly in late 2023 and the third quarter of 2024, versus several global counterparts, including the Swiss franc, the euro, the British pound Sterling, the Australian dollar, and the New Zealand dollar.

The views expressed in this report are exclusively those of the portfolio management team at Graham Capital Management, L.P., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class R6/JDJRX)	(4.57)%	1.96%	2.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.27%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.44%	2.37%	2.36%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,857,628,385
Total number of portfolio holdings	74
Total advisory fees paid (net)	$19,429,175
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Futures Contracts Exposure
Short Term Rates	137.7%
Equity	44.1%
Long Term/Intermediate Rates	38.0%
Precious Metals	8.9%
Base Metals	3.6%
Currency	1.7%
Energy	-2.9%
Ags/Softs	-6.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988524

473A-R6
10/24
12/24

John Hancock Disciplined Value International Fund
Class A/JDIBX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class A/JDIBX)	$123	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class A/JDIBX) returned 19.09% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.

TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class A/JDIBX)	13.12%	6.91%	4.37%
Disciplined Value International Fund (Class A/JDIBX)—excluding sales charge	19.09%	8.01%	4.91%
MSCI EAFE Index	22.97%	6.24%	5.27%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988510

455A-A
10/24
12/24

John Hancock Disciplined Value International Fund
Class C/JDICX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class C/JDICX)	$204	1.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class C/JDICX) returned 18.26% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.

TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class C/JDICX)	17.26%	7.19%	4.14%
Disciplined Value International Fund (Class C/JDICX)—excluding sales charge	18.26%	7.19%	4.14%
MSCI EAFE Index	22.97%	6.24%	5.27%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988510

455A-C
10/24
12/24

John Hancock Disciplined Value International Fund
Class I/JDVIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class I/JDVIX)	$95	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class I/JDVIX) returned 19.42% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.

TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class I/JDVIX)	19.42%	8.27%	5.19%
MSCI EAFE Index	22.97%	6.24%	5.27%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988510

455A-I
10/24
12/24

John Hancock Disciplined Value International Fund
Class NAV/JDIVX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class NAV/JDIVX)	$82	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class NAV/JDIVX) returned 19.54% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.

TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class NAV/JDIVX)	19.54%	8.40%	5.31%
MSCI EAFE Index	22.97%	6.24%	5.27%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.

The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund). Class NAV shares were first offered 4-13-15. Returns prior to this date are those of Class R6 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988510

455A-NAV
10/24
12/24

John Hancock Disciplined Value International Fund
Class R2/JDISX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R2/JDISX)	$137	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class R2/JDISX) returned 18.98% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.

TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R2/JDISX)	18.98%	7.89%	4.81%
MSCI EAFE Index	22.97%	6.24%	5.27%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988510

455A-R2
10/24
12/24

John Hancock Disciplined Value International Fund
Class R4/JDITX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R4/JDITX)	$110	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class R4/JDITX) returned 19.28% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.

TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R4/JDITX)	19.28%	8.13%	5.06%
MSCI EAFE Index	22.97%	6.24%	5.27%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988510

455A-R4
10/24
12/24

John Hancock Disciplined Value International Fund
Class R6/JDIUX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R6/JDIUX)	$83	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Fund (Class R6/JDIUX) returned 19.53% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the financials sector | The British companies NatWest Group PLC and Beazley PLC both made large contributions to absolute performance.
Industrials stocks | Mitsubishi Heavy Industries, Ltd. (Japan), Ryanair Holdings Plc (Ireland), and Siemens AG (Germany) were the top contributors in the sector.
Positioning in materials | The fund’s holdings in the Irish building materials company CRH PLC and the Canadian mining company Kinross Gold Corp. were key contributors.

TOP PERFORMANCE DETRACTORS
Few meaningful detractors | At a time of strong returns for the broader market, only a limited number of holdings had a material adverse impact on absolute returns.
Select holdings in Asia | Several stocks in the Asia-Pacific region—including the Japanese pharmaceutical company Kyowa Kirin Company Ltd., the Korean construction and engineering company Samsung C&T Corp., and the Japanese industrial firm Mitsubishi Chemical Group Corp.—detracted from results.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R6/JDIUX)	19.53%	8.39%	5.31%
MSCI EAFE Index	22.97%	6.24%	5.27%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,423,633,293
Total number of portfolio holdings	83
Total advisory fees paid (net)	$21,412,005
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.6%
BNP Paribas SA	3.2%
BAE Systems PLC	2.5%
Sandoz Group AG	2.5%
AstraZeneca PLC	2.4%
Beazley PLC	2.2%
Enel SpA	2.2%
SSE PLC	2.2%
Kinross Gold Corp.	2.1%
Everest Group, Ltd.	2.0%

Sector Composition
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988510

455A-R6
10/24
12/24

John Hancock Balanced Fund
Class A/SVBAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class A/SVBAX)	$115	1.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class A/SVBAX) returned 22.91% (excluding sales charges) for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.

TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class A/SVBAX)	17.39%	7.57%	6.94%
Balanced Fund (Class A/SVBAX)—excluding sales charge	22.91%	8.56%	7.43%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3984751

36A-A
10/24
12/24

John Hancock Balanced Fund
Class C/SVBCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class C/SVBCX)	$192	1.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class C/SVBCX) returned 22.03% (excluding sales charges) for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.

TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class C/SVBCX)	21.03%	7.81%	6.69%
Balanced Fund (Class C/SVBCX)—excluding sales charge	22.03%	7.81%	6.69%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3984751

36A-C
10/24
12/24

John Hancock Balanced Fund
Class I/SVBIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class I/SVBIX)	$82	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class I/SVBIX) returned 23.30% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.

TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class I/SVBIX)	23.30%	8.89%	7.76%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3984751

36A-I
10/24
12/24

John Hancock Balanced Fund
Class R2/JBATX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R2/JBATX)	$124	1.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class R2/JBATX) returned 22.78% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.

TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R2/JBATX)	22.78%	8.49%	7.34%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3984751

36A-R2
10/24
12/24

John Hancock Balanced Fund
Class R4/JBAFX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R4/JBAFX)	$97	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class R4/JBAFX) returned 23.06% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.

TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R4/JBAFX)	23.06%	8.73%	7.60%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3984751

36A-R4
10/24
12/24

John Hancock Balanced Fund
Class R5/JBAVX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R5/JBAVX)	$75	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class R5/JBAVX) returned 23.34% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.

TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R5/JBAVX)	23.34%	8.96%	7.82%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3984751

36A-R5
10/24
12/24

John Hancock Balanced Fund
Class R6/JBAWX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R6/JBAWX)	$69	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Balanced Fund (Class R6/JBAWX) returned 23.43% for the year ended October 31, 2024. U.S. equity markets performed exceptionally well last year, driven mostly by a handful of large-cap technology-related growth stocks. In September 2024, the U.S. Federal Reserve lowered its benchmark short-term interest rate by 50 basis points, lifting fixed-income markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector in the fund’s equity portfolio contributed to results, led by a position in semiconductor company Broadcom, Inc., which benefited from its strong position in the market for artificial intelligence chips.
High-yield debt | The fund’s exposure to high-yield corporate debt boosted results, given the strong returns in the fixed-income sector.
Asset allocation | The fund’s average overweight in equities provided a significantly positive performance impact in light of the stock market’s strong return during the fiscal year.

TOP PERFORMANCE DETRACTORS
Lululemon Athletica, Inc. | Concern about competitive pressures weighed on the equity shares of this athleisure company, which the fund sold during the fiscal year.
UnitedHealth Group, Inc. | The health insurer's stock declined due to market concerns about the company’s profitability associated with the Medicare Advantage program. The fund sold this stock prior to the end of the fiscal year.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R6/JBAWX)	23.43%	9.01%	7.88%
S&P 500 Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	26.44%	9.13%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,447,444,281
Total number of portfolio holdings	972
Total advisory fees paid (net)	$28,568,149
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.4%
Corporate bonds	14.9%
U.S. Government Agency	14.2%
U.S. Government	8.3%
Asset backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	0.9%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.1%

Sector Composition
Information technology	14.2%
U.S. Government Agency	14.2%
Financials	11.8%
Consumer discretionary	10.1%
Health care	9.1%
U.S. Government	8.3%
Industrials	7.1%
Communication services	5.6%
Energy	5.5%
Consumer staples	4.5%
Other	9.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3984751

36A-R6
10/24
12/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $351,823 and $344,090 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $3,418 and $3,141 for fiscal years ended October 31, 2024 and October 31, 2023, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $23,955 and $35,369 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $1,847 and $0 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended October 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $850,885 for the fiscal year ended October 31, 2024 and $1,193,430 for the fiscal year ended October 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of August 1, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended October 31, 2024 for the following funds:

John Hancock Investment Trust

  John Hancock Balanced Fund

  John Hancock Diversified Macro Fund

  John Hancock Disciplined Value International Fund

  John Hancock Emerging Markets Equity Fund

  John Hancock Seaport Long/Short Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Balanced Fund
Asset allocation
October 31, 2024

John Hancock
Balanced Fund

2	Fund’s investments
35	Financial statements
39	Financial highlights
46	Notes to financial statements
56	Report of independent registered public accounting firm
57	Tax information
58	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK BALANCED FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 58.4%		$3,182,982,981
(Cost $1,649,587,650)
Communication services 4.6%		248,435,465
Interactive media and services 4.6%
Alphabet, Inc., Class A	1,451,905	248,435,465
Consumer discretionary 8.5%		462,465,985
Broadline retail 4.5%
Amazon.com, Inc. (A)	1,312,906	244,725,678
Hotels, restaurants and leisure 0.6%
Chipotle Mexican Grill, Inc. (A)	562,590	31,375,644
Specialty retail 3.4%
Dick’s Sporting Goods, Inc. (B)	187,945	36,790,234
Lowe’s Companies, Inc.	334,875	87,680,321
Ulta Beauty, Inc. (A)	60,922	22,479,000
Valvoline, Inc. (A)	978,528	39,415,108
Consumer staples 4.3%		236,691,631
Consumer staples distribution and retail 3.2%
Sysco Corp.	455,728	34,156,814
Walmart, Inc.	1,698,998	139,232,886
Household products 1.1%
The Procter & Gamble Company	383,230	63,301,931
Energy 3.2%		172,382,464
Oil, gas and consumable fuels 3.2%
Altera Infrastructure LP (A)	5,524	149,148
ConocoPhillips	379,810	41,604,387
EQT Corp.	1,205,489	44,048,568
Suncor Energy, Inc. (B)	891,938	33,688,498
Valero Energy Corp.	407,613	52,891,863
Financials 7.8%		424,936,302
Banks 2.7%
JPMorgan Chase & Co.	573,690	127,313,285
M&T Bank Corp.	118,239	23,018,769
Capital markets 1.0%
The Charles Schwab Corp.	361,206	25,584,221
The Goldman Sachs Group, Inc.	53,526	27,715,228
Consumer finance 0.7%
Discover Financial Services	260,532	38,670,765
Financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	243,610	109,848,621
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	2

	Shares	Value
Financials (continued)
Financial services (continued)
PayPal Holdings, Inc. (A)	512,042	$40,604,931
Insurance 0.6%
The Allstate Corp.	172,531	32,180,482
Health care 8.1%		440,845,562
Biotechnology 1.4%
Gilead Sciences, Inc.	381,769	33,908,723
Regeneron Pharmaceuticals, Inc. (A)	22,279	18,674,258
Vertex Pharmaceuticals, Inc. (A)	49,903	23,752,830
Health care equipment and supplies 2.4%
Abbott Laboratories	232,381	26,345,034
Edwards Lifesciences Corp. (A)	331,826	22,235,660
Medtronic PLC	385,582	34,413,194
Stryker Corp.	138,276	49,264,973
Health care providers and services 1.4%
McKesson Corp.	88,504	44,304,217
The Cigna Group	96,631	30,420,405
Pharmaceuticals 2.9%
AstraZeneca PLC	196,878	28,014,641
Eli Lilly & Company	156,087	129,511,627
Industrials 5.3%		291,003,201
Construction and engineering 0.9%
Vinci SA	420,567	47,112,161
Electrical equipment 0.6%
Schneider Electric SE	130,222	33,733,806
Machinery 3.8%
Cummins, Inc.	148,775	48,944,000
Deere & Company	233,456	94,477,309
Ingersoll Rand, Inc.	605,737	58,150,752
TOMRA Systems ASA	597,154	8,585,173
Information technology 13.2%		719,058,756
Electronic equipment, instruments and components 0.3%
Zebra Technologies Corp., Class A (A)	44,108	16,847,933
IT services 0.3%
GoDaddy, Inc., Class A (A)	99,917	16,666,156
Semiconductors and semiconductor equipment 5.1%
ASML Holding NV, NYRS	61,159	41,132,485
Broadcom, Inc.	998,466	169,509,573
Micron Technology, Inc.	662,505	66,018,623
3	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software 6.2%
Microsoft Corp.	673,510	$273,680,782
SAP SE, ADR (B)	281,163	65,690,923
Technology hardware, storage and peripherals 1.3%
Apple, Inc.	307,699	69,512,281
Materials 2.3%		125,383,164
Chemicals 0.9%
Linde PLC	108,394	49,443,923
Metals and mining 1.4%
Freeport-McMoRan, Inc.	1,686,789	75,939,241
Real estate 1.1%		61,780,451
Specialized REITs 1.1%
American Tower Corp.	141,263	30,165,301

Digital Realty Trust, Inc.	177,384	31,615,150
Preferred securities 0.0%		$868,488
(Cost $1,024,438)
Communication services 0.0%		683,256
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.250%	33,200	683,256
Financials 0.0%		185,232
Banks 0.0%
Wells Fargo & Company, 7.500%	150	185,232

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 22.5%				$1,225,115,446
(Cost $1,264,278,498)
U.S. Government 8.3%				452,517,074
U.S. Treasury
Bond	3.375	08-15-42	64,828,000	55,410,213
Bond	4.000	11-15-42	34,513,000	32,183,373
Bond	4.125	08-15-44	29,665,000	27,857,289
Bond	4.625	05-15-54	43,510,000	44,522,967
Bond	4.750	11-15-43	44,031,000	45,069,856
Note	3.500	09-30-29	14,239,000	13,828,516
Note	3.625	09-30-31	41,273,000	39,796,200
Note	3.875	08-15-34	64,938,000	62,827,515
Note	4.125	03-31-31	34,522,000	34,334,556
Note	4.125	07-31-31	19,002,000	18,887,691
Note	4.250	06-30-31	72,505,000	72,598,463
Note	4.625	05-31-31	5,086,000	5,200,435
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 14.2%				$772,598,372
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	3,764,684	3,378,673
15 Yr Pass Thru	2.500	11-01-34	1,177,422	1,082,830
15 Yr Pass Thru	4.500	12-01-37	824,771	810,845
15 Yr Pass Thru	4.500	02-01-38	5,336,809	5,246,697
30 Yr Pass Thru	2.500	11-01-50	5,506,667	4,587,069
30 Yr Pass Thru	2.500	08-01-51	4,507,650	3,794,327
30 Yr Pass Thru	2.500	11-01-51	3,290,857	2,764,946
30 Yr Pass Thru	2.500	12-01-51	1,129,072	942,284
30 Yr Pass Thru	3.000	03-01-43	358,796	321,838
30 Yr Pass Thru	3.000	12-01-45	1,623,068	1,436,746
30 Yr Pass Thru	3.000	10-01-46	5,502,374	4,860,406
30 Yr Pass Thru	3.000	10-01-46	1,804,894	1,590,931
30 Yr Pass Thru	3.000	12-01-46	1,393,995	1,227,435
30 Yr Pass Thru	3.000	12-01-46	1,260,806	1,116,859
30 Yr Pass Thru	3.000	04-01-47	2,263,992	1,991,013
30 Yr Pass Thru	3.000	10-01-49	3,017,170	2,642,062
30 Yr Pass Thru	3.000	10-01-49	2,317,830	2,028,943
30 Yr Pass Thru	3.000	12-01-49	676,229	592,157
30 Yr Pass Thru	3.000	12-01-49	3,272,941	2,856,830
30 Yr Pass Thru	3.000	01-01-50	4,304,014	3,768,921
30 Yr Pass Thru	3.000	11-01-50	1,238,623	1,081,149
30 Yr Pass Thru	3.000	05-01-51	4,075,447	3,539,478
30 Yr Pass Thru	3.000	01-01-52	5,150,967	4,452,629
30 Yr Pass Thru	3.000	02-01-52	3,914,981	3,407,456
30 Yr Pass Thru	3.000	06-01-52	5,750,412	5,006,745
30 Yr Pass Thru	3.000	08-01-52	7,307,290	6,380,549
30 Yr Pass Thru	3.500	10-01-46	2,037,830	1,848,399
30 Yr Pass Thru	3.500	12-01-46	876,716	803,164
30 Yr Pass Thru	3.500	08-01-47	3,136,548	2,838,563
30 Yr Pass Thru	3.500	01-01-48	9,437,848	8,567,757
30 Yr Pass Thru	3.500	11-01-48	675,718	617,973
30 Yr Pass Thru	3.500	12-01-49	2,108,433	1,902,193
30 Yr Pass Thru	3.500	03-01-52	1,871,296	1,692,346
30 Yr Pass Thru	3.500	03-01-52	2,829,865	2,542,445
30 Yr Pass Thru	3.500	03-01-52	2,394,900	2,153,155
30 Yr Pass Thru	3.500	04-01-52	6,632,983	5,996,604
30 Yr Pass Thru	3.500	07-01-52	1,828,773	1,642,459
30 Yr Pass Thru	3.500	07-01-52	3,549,472	3,191,183
30 Yr Pass Thru	3.500	07-01-52	3,293,362	2,957,836
30 Yr Pass Thru	4.000	11-01-47	329,043	309,316
30 Yr Pass Thru	4.000	08-01-48	388,926	366,096
30 Yr Pass Thru	4.000	08-01-49	5,033,800	4,697,997
30 Yr Pass Thru	4.000	04-01-52	5,899,523	5,496,290
5	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	04-01-52	3,550,028	$3,324,024
30 Yr Pass Thru	4.000	04-01-52	5,211,409	4,871,902
30 Yr Pass Thru	4.000	05-01-52	173,327	162,184
30 Yr Pass Thru	4.000	05-01-52	5,201,697	4,826,654
30 Yr Pass Thru	4.000	06-01-52	5,841,070	5,418,103
30 Yr Pass Thru	4.000	08-01-52	2,694,083	2,494,788
30 Yr Pass Thru	4.000	08-01-52	7,567,642	7,050,393
30 Yr Pass Thru	4.000	08-01-52	1,632,731	1,514,501
30 Yr Pass Thru	4.000	10-01-52	4,304,967	4,013,413
30 Yr Pass Thru	4.000	04-01-53	1,551,726	1,447,120
30 Yr Pass Thru	4.000	04-01-53	1,975,846	1,840,179
30 Yr Pass Thru	4.500	03-01-41	608,219	594,142
30 Yr Pass Thru	4.500	07-01-52	1,600,985	1,531,281
30 Yr Pass Thru	4.500	07-01-52	5,604,678	5,360,663
30 Yr Pass Thru	4.500	08-01-52	937,380	899,791
30 Yr Pass Thru	4.500	08-01-52	4,593,803	4,398,106
30 Yr Pass Thru	4.500	08-01-52	3,831,624	3,668,396
30 Yr Pass Thru	4.500	09-01-52	2,449,028	2,342,402
30 Yr Pass Thru	4.500	09-01-52	2,663,873	2,557,051
30 Yr Pass Thru	4.500	09-01-52	16,219,789	15,528,821
30 Yr Pass Thru	4.500	11-01-52	5,743,358	5,469,973
30 Yr Pass Thru	4.500	12-01-52	1,338,739	1,280,453
30 Yr Pass Thru	4.500	12-01-52	6,047,734	5,814,668
30 Yr Pass Thru	4.500	04-01-53	1,285,079	1,232,744
30 Yr Pass Thru	4.500	04-01-53	5,103,860	4,879,336
30 Yr Pass Thru	4.500	05-01-53	1,195,365	1,150,419
30 Yr Pass Thru	4.500	06-01-53	2,901,812	2,773,570
30 Yr Pass Thru	4.500	08-01-53	4,520,100	4,334,605
30 Yr Pass Thru	5.000	07-01-52	5,496,584	5,392,105
30 Yr Pass Thru	5.000	07-01-52	4,757,889	4,638,740
30 Yr Pass Thru	5.000	08-01-52	3,205,916	3,127,946
30 Yr Pass Thru	5.000	09-01-52	8,782,937	8,561,098
30 Yr Pass Thru	5.000	10-01-52	3,265,571	3,186,151
30 Yr Pass Thru	5.000	12-01-52	1,620,268	1,585,419
30 Yr Pass Thru	5.000	12-01-52	3,183,404	3,119,909
30 Yr Pass Thru	5.000	12-01-52	5,489,690	5,356,178
30 Yr Pass Thru	5.000	02-01-53	5,154,280	5,019,261
30 Yr Pass Thru	5.000	03-01-53	12,068,329	11,767,278
30 Yr Pass Thru	5.000	04-01-53	4,794,191	4,680,590
30 Yr Pass Thru	5.000	07-01-53	8,641,753	8,458,587
30 Yr Pass Thru	5.000	07-01-53	3,914,772	3,830,573
30 Yr Pass Thru	5.000	08-01-53	3,900,315	3,820,083
30 Yr Pass Thru	5.500	11-01-39	390,084	399,755
30 Yr Pass Thru	5.500	06-01-53	2,627,915	2,626,135
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	07-01-53	2,861,464	$2,859,527
30 Yr Pass Thru	5.500	08-01-53	1,357,746	1,351,311
30 Yr Pass Thru	5.500	09-01-53	4,373,672	4,370,711
30 Yr Pass Thru	5.500	04-01-54	4,032,132	4,034,443
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	2,980,208	2,677,426
15 Yr Pass Thru	2.000	04-01-37	3,829,199	3,436,572
15 Yr Pass Thru	2.500	01-01-36	4,001,780	3,691,538
15 Yr Pass Thru	4.500	11-01-37	4,191,839	4,121,060
15 Yr Pass Thru	4.500	12-01-37	1,372,657	1,349,479
30 Yr Pass Thru	2.000	12-01-50	5,885,813	4,707,222
30 Yr Pass Thru	2.000	12-01-50	10,391,208	8,362,402
30 Yr Pass Thru	2.000	02-01-51	6,823,163	5,448,346
30 Yr Pass Thru	2.000	07-01-51	10,073,466	8,056,329
30 Yr Pass Thru	2.500	09-01-50	8,715,406	7,347,112
30 Yr Pass Thru	2.500	08-01-51	6,165,450	5,182,078
30 Yr Pass Thru	2.500	08-01-51	3,182,015	2,672,504
30 Yr Pass Thru	2.500	10-01-51	1,595,996	1,340,442
30 Yr Pass Thru	2.500	11-01-51	3,427,365	2,882,852
30 Yr Pass Thru	2.500	01-01-52	3,655,563	3,062,230
30 Yr Pass Thru	2.500	03-01-52	32,922,996	27,568,986
30 Yr Pass Thru	2.500	04-01-52	5,550,254	4,659,801
30 Yr Pass Thru	3.000	02-01-43	228,051	203,246
30 Yr Pass Thru	3.000	03-01-43	87,706	78,664
30 Yr Pass Thru	3.000	05-01-43	143,424	127,979
30 Yr Pass Thru	3.000	12-01-45	1,763,454	1,554,685
30 Yr Pass Thru	3.000	02-01-47	1,377,493	1,220,012
30 Yr Pass Thru	3.000	10-01-47	2,980,824	2,624,208
30 Yr Pass Thru	3.000	12-01-47	795,794	699,345
30 Yr Pass Thru	3.000	10-01-49	3,327,186	2,917,696
30 Yr Pass Thru	3.000	11-01-49	611,113	534,946
30 Yr Pass Thru	3.000	02-01-50	3,386,345	2,923,011
30 Yr Pass Thru	3.000	12-01-51	3,085,291	2,679,153
30 Yr Pass Thru	3.000	02-01-52	2,064,697	1,797,036
30 Yr Pass Thru	3.000	02-01-52	3,895,494	3,367,366
30 Yr Pass Thru	3.000	03-01-52	11,496,081	10,027,322
30 Yr Pass Thru	3.000	04-01-52	14,993,692	12,932,821
30 Yr Pass Thru	3.000	05-01-52	1,117,563	975,130
30 Yr Pass Thru	3.500	06-01-42	1,421,870	1,313,662
30 Yr Pass Thru	3.500	06-01-43	2,736,436	2,520,806
30 Yr Pass Thru	3.500	12-01-44	511,238	464,266
30 Yr Pass Thru	3.500	04-01-45	454,555	416,200
30 Yr Pass Thru	3.500	04-01-45	175,844	161,006
30 Yr Pass Thru	3.500	07-01-47	4,082,797	3,735,742
7	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-47	648,323	$591,389
30 Yr Pass Thru	3.500	06-01-49	3,574,583	3,248,388
30 Yr Pass Thru	3.500	09-01-49	365,493	330,541
30 Yr Pass Thru	3.500	09-01-49	4,133,294	3,707,677
30 Yr Pass Thru	3.500	01-01-50	1,338,379	1,208,299
30 Yr Pass Thru	3.500	03-01-50	2,181,282	1,969,280
30 Yr Pass Thru	3.500	03-01-50	2,339,675	2,098,386
30 Yr Pass Thru	3.500	06-01-50	2,177,906	1,969,635
30 Yr Pass Thru	3.500	09-01-50	2,927,841	2,647,854
30 Yr Pass Thru	3.500	11-01-50	4,288,872	3,839,863
30 Yr Pass Thru	3.500	03-01-51	3,708,328	3,344,432
30 Yr Pass Thru	3.500	02-01-52	1,651,820	1,501,085
30 Yr Pass Thru	3.500	04-01-52	2,237,406	2,016,453
30 Yr Pass Thru	3.500	05-01-52	1,942,674	1,746,577
30 Yr Pass Thru	3.500	05-01-52	4,464,271	3,996,899
30 Yr Pass Thru	3.500	08-01-52	5,227,107	4,699,474
30 Yr Pass Thru	3.500	09-01-52	1,946,082	1,747,817
30 Yr Pass Thru	3.500	09-01-52	2,703,659	2,428,212
30 Yr Pass Thru	4.000	01-01-41	759,397	722,267
30 Yr Pass Thru	4.000	09-01-41	346,253	328,908
30 Yr Pass Thru	4.000	10-01-41	2,413,025	2,294,113
30 Yr Pass Thru	4.000	01-01-47	2,869,069	2,706,366
30 Yr Pass Thru	4.000	04-01-48	411,436	386,947
30 Yr Pass Thru	4.000	10-01-48	384,075	360,734
30 Yr Pass Thru	4.000	01-01-49	318,235	297,802
30 Yr Pass Thru	4.000	07-01-49	450,639	422,408
30 Yr Pass Thru	4.000	07-01-49	1,017,964	955,783
30 Yr Pass Thru	4.000	08-01-49	2,010,971	1,887,503
30 Yr Pass Thru	4.000	02-01-50	1,675,766	1,569,213
30 Yr Pass Thru	4.000	03-01-51	6,488,266	6,083,823
30 Yr Pass Thru	4.000	08-01-51	3,546,721	3,330,072
30 Yr Pass Thru	4.000	04-01-52	687,153	642,172
30 Yr Pass Thru	4.000	04-01-52	6,059,651	5,668,197
30 Yr Pass Thru	4.000	04-01-52	5,733,801	5,358,021
30 Yr Pass Thru	4.000	05-01-52	8,622,999	8,033,616
30 Yr Pass Thru	4.000	05-01-52	3,118,848	2,888,131
30 Yr Pass Thru	4.000	05-01-52	2,586,473	2,399,988
30 Yr Pass Thru	4.000	05-01-52	4,541,778	4,221,767
30 Yr Pass Thru	4.000	06-01-52	198,129	185,407
30 Yr Pass Thru	4.000	06-01-52	1,989,233	1,861,350
30 Yr Pass Thru	4.000	06-01-52	2,198,822	2,036,851
30 Yr Pass Thru	4.000	07-01-52	11,506,058	10,748,383
30 Yr Pass Thru	4.000	07-01-52	2,523,337	2,350,867
30 Yr Pass Thru	4.000	07-01-52	2,012,773	1,875,200
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-52	2,148,570	$1,992,315
30 Yr Pass Thru	4.000	09-01-53	5,653,758	5,279,690
30 Yr Pass Thru	4.500	11-01-39	696,269	679,945
30 Yr Pass Thru	4.500	09-01-40	375,738	366,473
30 Yr Pass Thru	4.500	05-01-41	225,172	219,701
30 Yr Pass Thru	4.500	07-01-41	833,610	813,261
30 Yr Pass Thru	4.500	01-01-43	269,657	262,912
30 Yr Pass Thru	4.500	04-01-48	1,416,605	1,370,424
30 Yr Pass Thru	4.500	07-01-48	588,829	567,056
30 Yr Pass Thru	4.500	06-01-52	2,849,564	2,729,062
30 Yr Pass Thru	4.500	06-01-52	6,583,346	6,296,722
30 Yr Pass Thru	4.500	06-01-52	12,105,344	11,582,087
30 Yr Pass Thru	4.500	07-01-52	5,434,991	5,198,363
30 Yr Pass Thru	4.500	07-01-52	4,510,885	4,314,491
30 Yr Pass Thru	4.500	07-01-52	5,612,762	5,373,657
30 Yr Pass Thru	4.500	08-01-52	3,276,347	3,120,392
30 Yr Pass Thru	4.500	08-01-52	731,886	702,537
30 Yr Pass Thru	4.500	08-01-52	5,397,115	5,140,211
30 Yr Pass Thru	4.500	08-01-52	4,396,414	4,185,769
30 Yr Pass Thru	4.500	08-01-52	2,986,848	2,851,207
30 Yr Pass Thru	4.500	09-01-52	4,499,188	4,325,799
30 Yr Pass Thru	4.500	09-01-52	1,410,408	1,350,324
30 Yr Pass Thru	4.500	10-01-52	3,904,921	3,754,434
30 Yr Pass Thru	4.500	10-01-52	1,802,705	1,724,219
30 Yr Pass Thru	4.500	10-01-52	1,965,455	1,886,640
30 Yr Pass Thru	4.500	11-01-52	1,868,694	1,788,503
30 Yr Pass Thru	4.500	12-01-52	10,601,037	10,079,860
30 Yr Pass Thru	4.500	03-01-53	5,478,801	5,265,948
30 Yr Pass Thru	4.500	04-01-53	5,414,723	5,182,362
30 Yr Pass Thru	4.500	05-01-53	1,120,575	1,074,939
30 Yr Pass Thru	4.500	07-01-53	1,997,205	1,910,251
30 Yr Pass Thru	5.000	07-01-52	2,084,228	2,044,611
30 Yr Pass Thru	5.000	08-01-52	10,521,193	10,317,919
30 Yr Pass Thru	5.000	08-01-52	5,816,661	5,704,280
30 Yr Pass Thru	5.000	09-01-52	7,218,199	7,065,205
30 Yr Pass Thru	5.000	10-01-52	3,066,806	3,000,845
30 Yr Pass Thru	5.000	12-01-52	3,178,979	3,110,606
30 Yr Pass Thru	5.000	01-01-53	7,532,614	7,384,726
30 Yr Pass Thru	5.000	04-01-53	8,420,201	8,239,100
30 Yr Pass Thru	5.000	05-01-53	9,336,288	9,150,071
30 Yr Pass Thru	5.000	07-01-53	2,939,654	2,880,103
30 Yr Pass Thru	5.000	09-01-53	14,757,607	14,398,694
30 Yr Pass Thru	5.500	11-01-52	4,467,541	4,458,932
30 Yr Pass Thru	5.500	12-01-52	3,681,750	3,674,655
9	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-52	1,911,589	$1,911,490
30 Yr Pass Thru	5.500	12-01-52	1,896,400	1,901,635
30 Yr Pass Thru	5.500	07-01-53	1,342,641	1,337,704
30 Yr Pass Thru	5.500	08-01-53	2,499,559	2,493,180
30 Yr Pass Thru	5.500	02-01-54	2,984,687	2,982,667
30 Yr Pass Thru	5.500	03-01-54	2,640,842	2,633,277
30 Yr Pass Thru	5.500	05-01-54	3,579,160	3,559,960
30 Yr Pass Thru	5.500	05-01-54	2,924,270	2,909,497
30 Yr Pass Thru	7.000	06-01-32	410	426
30 Yr Pass Thru	7.500	04-01-31	789	828

30 Yr Pass Thru	8.000	01-01-31	483	500
Corporate bonds 14.9%				$808,911,850
(Cost $826,367,689)
Communication services 1.0%				53,959,907
Diversified telecommunication services 0.2%
AT&T, Inc.	2.750	06-01-31	4,601,000	4,041,759
AT&T, Inc.	3.550	09-15-55	4,695,000	3,259,001
C&W Senior Finance, Ltd. (C)	6.875	09-15-27	1,084,000	1,073,251
GCI LLC (C)	4.750	10-15-28	1,876,000	1,770,515
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	1,376,000	770,342
Verizon Communications, Inc.	2.550	03-21-31	2,594,000	2,251,814
Entertainment 0.2%
WarnerMedia Holdings, Inc.	4.279	03-15-32	8,042,000	7,047,472
WMG Acquisition Corp. (C)	3.875	07-15-30	1,144,000	1,053,398
Interactive media and services 0.0%
Match Group Holdings II LLC (C)	3.625	10-01-31	470,000	411,775
Match Group Holdings II LLC (C)	4.125	08-01-30	1,294,000	1,176,631
Media 0.3%
Charter Communications Operating LLC	2.800	04-01-31	1,828,000	1,537,844
Charter Communications Operating LLC	4.200	03-15-28	2,178,000	2,098,766
Charter Communications Operating LLC	6.384	10-23-35	2,915,000	2,916,133
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	338,000	309,405
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	1,569,000	1,318,224
Midcontinent Communications (C)	8.000	08-15-32	1,905,000	1,938,979
News Corp. (C)	3.875	05-15-29	1,408,000	1,310,292
Paramount Global	4.200	05-19-32	793,000	691,049
Paramount Global	4.375	03-15-43	1,392,000	1,003,143
Paramount Global	4.950	05-19-50	2,804,000	2,090,514
Sirius XM Radio, Inc. (C)	4.000	07-15-28	1,461,000	1,364,967
Wireless telecommunication services 0.3%
Iliad Holding SAS (C)	8.500	04-15-31	578,000	615,727
Millicom International Cellular SA (C)	6.250	03-25-29	1,264,500	1,256,726
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	10

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Millicom International Cellular SA (C)	7.375	04-02-32	671,000	$685,484
T-Mobile USA, Inc.	3.375	04-15-29	2,133,000	2,002,676
T-Mobile USA, Inc.	3.875	04-15-30	7,017,000	6,664,191
Vodafone Group PLC	5.625	02-10-53	1,416,000	1,379,923
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,833,000	1,919,906
Consumer discretionary 1.6%				85,665,261
Automobiles 0.7%
BMW US Capital LLC (C)	4.650	08-13-29	1,126,000	1,114,143
Ford Motor Company	3.250	02-12-32	1,416,000	1,184,681
Ford Motor Company	6.100	08-19-32	2,295,000	2,304,698
Ford Motor Credit Company LLC	4.000	11-13-30	4,914,000	4,437,564
Ford Motor Credit Company LLC	5.113	05-03-29	3,309,000	3,220,623
Ford Motor Credit Company LLC	5.800	03-08-29	2,712,000	2,714,701
Ford Motor Credit Company LLC	6.054	11-05-31	2,353,000	2,353,000
Ford Motor Credit Company LLC	6.125	03-08-34	4,817,000	4,768,915
General Motors Financial Company, Inc.	3.600	06-21-30	6,184,000	5,674,737
General Motors Financial Company, Inc.	5.950	04-04-34	5,932,000	6,049,122
Hyundai Capital America (C)	5.300	01-08-29	962,000	969,345
Hyundai Capital America (C)	5.680	06-26-28	2,056,000	2,099,043
Mercedes-Benz Finance North America LLC (C)	4.800	08-01-29	1,118,000	1,112,274
Broadline retail 0.1%
Kohl’s Corp.	4.625	05-01-31	1,078,000	894,000
Macy’s Retail Holdings LLC (C)	5.875	04-01-29	917,000	896,024
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	859,000	830,783
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	1,323,000	1,264,069
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	413,000	405,702
Hotels, restaurants and leisure 0.5%
Booking Holdings, Inc.	4.625	04-13-30	2,236,000	2,228,772
Caesars Entertainment, Inc. (C)	6.000	10-15-32	2,374,000	2,315,665
Caesars Entertainment, Inc. (C)	6.500	02-15-32	1,099,000	1,114,512
Flutter Treasury Designated Activity Company (C)	6.375	04-29-29	653,000	667,898
Full House Resorts, Inc. (C)	8.250	02-15-28	730,000	728,676
Genting New York LLC (C)	7.250	10-01-29	624,000	633,344
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	1,777,000	1,663,044
Hilton Grand Vacations Borrower Escrow LLC (C)	6.625	01-15-32	1,758,000	1,758,432
11	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	568,000	$559,057
MGM Resorts International	4.750	10-15-28	2,869,000	2,773,353
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	1,929,000	1,821,051
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	1,430,000	1,420,380
Resorts World Las Vegas LLC (C)	4.625	04-16-29	2,272,000	2,001,727
Resorts World Las Vegas LLC (C)	4.625	04-06-31	820,000	695,588
Resorts World Las Vegas LLC (C)	8.450	07-27-30	1,380,000	1,423,115
Royal Caribbean Cruises, Ltd. (C)	5.625	09-30-31	835,000	831,589
Royal Caribbean Cruises, Ltd. (C)	6.000	02-01-33	1,518,000	1,527,321
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	357,000	363,969
Travel + Leisure Company (C)	4.625	03-01-30	874,000	814,841
Household durables 0.1%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	773,000	730,768
Century Communities, Inc. (C)	3.875	08-15-29	1,335,000	1,214,321
KB Home	4.000	06-15-31	1,489,000	1,346,074
Newell Brands, Inc. (D)	6.375	05-15-30	350,000	351,600
Newell Brands, Inc. (D)	6.625	05-15-32	361,000	362,043
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	886,000	901,963
Specialty retail 0.2%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	827,000	774,337
Asbury Automotive Group, Inc.	4.750	03-01-30	1,396,000	1,313,708
AutoNation, Inc.	4.750	06-01-30	2,118,000	2,063,331
Group 1 Automotive, Inc. (C)	4.000	08-15-28	1,066,000	1,000,809
Lithia Motors, Inc. (C)	3.875	06-01-29	577,000	529,516
Lithia Motors, Inc. (C)	4.375	01-15-31	577,000	527,978
Lithia Motors, Inc. (C)	4.625	12-15-27	488,000	473,516
The Michaels Companies, Inc. (C)	5.250	05-01-28	2,255,000	1,622,671
The Michaels Companies, Inc. (C)	7.875	05-01-29	1,962,000	1,034,697
Valvoline, Inc. (C)	3.625	06-15-31	1,481,000	1,283,630
Velocity Vehicle Group LLC (C)	8.000	06-01-29	417,000	429,629
Textiles, apparel and luxury goods 0.0%
Tapestry, Inc.	7.700	11-27-30	1,108,000	1,130,940
Tapestry, Inc.	7.850	11-27-33	918,000	937,972
Consumer staples 0.2%				12,703,958
Consumer staples distribution and retail 0.0%
Performance Food Group, Inc. (C)	6.125	09-15-32	622,000	624,602
Food products 0.2%
Coruripe Netherlands BV (C)	10.000	02-10-27	1,072,000	1,038,172
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	243,000	254,836
JBS USA LUX SA	3.625	01-15-32	1,625,000	1,434,407
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
JBS USA LUX SA	3.750	12-01-31	434,000	$388,238
JBS USA LUX SA	5.750	04-01-33	2,147,000	2,168,520
Kraft Heinz Foods Company	5.000	06-04-42	1,190,000	1,107,442
MARB BondCo PLC (C)	3.950	01-29-31	2,653,000	2,294,264
NBM US Holdings, Inc. (C)	6.625	08-06-29	2,044,000	2,038,805
Pilgrim’s Pride Corp.	6.250	07-01-33	1,305,000	1,354,672
Energy 2.3%				124,882,013
Oil, gas and consumable fuels 2.3%
Aker BP ASA (C)	3.100	07-15-31	1,094,000	957,626
Aker BP ASA (C)	3.750	01-15-30	534,000	498,068
Aker BP ASA (C)	4.000	01-15-31	1,027,000	960,155
Aker BP ASA (C)	5.800	10-01-54	940,000	880,494
Antero Midstream Partners LP (C)	5.375	06-15-29	1,707,000	1,662,545
Antero Midstream Partners LP (C)	6.625	02-01-32	1,201,000	1,214,341
Antero Resources Corp. (C)	5.375	03-01-30	430,000	417,558
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	1,748,000	1,688,638
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	584,000	578,465
Blue Racer Midstream LLC (C)	7.000	07-15-29	368,000	377,517
Blue Racer Midstream LLC (C)	7.250	07-15-32	178,000	183,875
Cheniere Energy Partners LP	4.000	03-01-31	3,081,000	2,848,582
Cheniere Energy Partners LP	5.950	06-30-33	2,219,000	2,282,117
Civitas Resources, Inc. (C)	8.625	11-01-30	932,000	979,128
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	1,448,000	1,444,803
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	820,000	852,122
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	2,607,000	2,699,706
Continental Resources, Inc. (C)	2.875	04-01-32	1,383,000	1,145,491
Continental Resources, Inc.	4.900	06-01-44	1,359,000	1,124,239
Continental Resources, Inc. (C)	5.750	01-15-31	2,645,000	2,647,951
Diamondback Energy, Inc.	5.750	04-18-54	2,240,000	2,175,777
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	2,165,000	2,100,157
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,582,000	2,509,461
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,992,000	1,955,102
13	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,166,000	$1,295,474
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	550,000	495,027
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	948,000	808,544
Energy Transfer LP	5.150	03-15-45	2,381,000	2,124,864
Energy Transfer LP	5.250	04-15-29	2,197,000	2,216,429
Energy Transfer LP	5.250	07-01-29	1,247,000	1,259,380
Energy Transfer LP	5.400	10-01-47	2,308,000	2,110,233
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	3,864,000	3,851,818
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	3,205,000	3,257,915
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	3,497,000	3,435,494
EQM Midstream Partners LP (C)	6.375	04-01-29	715,000	726,129
EQM Midstream Partners LP (C)	7.500	06-01-30	447,000	480,710
Expand Energy Corp.	4.750	02-01-32	727,000	683,242
Global Partners LP (C)	8.250	01-15-32	357,000	364,306
Hess Midstream Operations LP (C)	4.250	02-15-30	399,000	372,566
Hess Midstream Operations LP (C)	5.500	10-15-30	178,000	173,920
Hess Midstream Operations LP (C)	6.500	06-01-29	375,000	381,223
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	231,000	235,673
Kinder Morgan Energy Partners LP	7.750	03-15-32	981,000	1,123,928
Leviathan Bond, Ltd. (C)	6.500	06-30-27	2,280,000	2,159,133
Leviathan Bond, Ltd. (C)	6.750	06-30-30	411,000	376,890
Matador Resources Company (C)	6.250	04-15-33	943,000	922,847
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	1,939,902	1,643,547
MPLX LP	4.950	09-01-32	1,265,000	1,235,688
MPLX LP	5.000	03-01-33	1,291,000	1,255,973
Occidental Petroleum Corp.	5.375	01-01-32	895,000	883,650
Occidental Petroleum Corp.	6.050	10-01-54	2,325,000	2,253,294
Occidental Petroleum Corp.	6.450	09-15-36	2,487,000	2,571,936
Occidental Petroleum Corp.	6.600	03-15-46	1,084,000	1,110,095
Occidental Petroleum Corp.	6.625	09-01-30	2,648,000	2,784,399
ONEOK, Inc.	5.650	11-01-28	939,000	964,251
ONEOK, Inc.	6.050	09-01-33	2,125,000	2,211,649
ONEOK, Inc.	6.625	09-01-53	2,350,000	2,532,305
Ovintiv, Inc.	6.250	07-15-33	1,258,000	1,297,388
Ovintiv, Inc.	7.200	11-01-31	318,000	346,384
Parkland Corp. (C)	4.500	10-01-29	1,028,000	954,998
Parkland Corp. (C)	4.625	05-01-30	1,154,000	1,060,679
Parkland Corp. (C)	6.625	08-15-32	633,000	631,675
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	7.690	01-23-50	2,227,000	$1,727,994
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,488,000	3,392,617
Saudi Arabian Oil Company (C)	5.250	07-17-34	1,172,000	1,172,913
Sunoco LP	4.500	04-30-30	1,571,000	1,474,344
Sunoco LP (C)	7.000	05-01-29	1,359,000	1,401,916
Sunoco LP (C)	7.250	05-01-32	1,356,000	1,411,631
Talos Production, Inc. (C)	9.000	02-01-29	160,000	164,789
Talos Production, Inc. (C)	9.375	02-01-31	201,000	206,949
Targa Resources Corp.	5.500	02-15-35	2,324,000	2,318,845
Targa Resources Corp.	6.150	03-01-29	1,927,000	2,011,921
Targa Resources Partners LP	4.000	01-15-32	2,046,000	1,874,828
The Williams Companies, Inc.	4.650	08-15-32	1,717,000	1,658,238
The Williams Companies, Inc.	4.800	11-15-29	1,194,000	1,187,195
Var Energi ASA (C)	8.000	11-15-32	4,458,000	5,063,289
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	476,000	438,894
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	1,279,000	1,165,727
Venture Global LNG, Inc. (C)	7.000	01-15-30	1,230,000	1,237,592
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(E)	9.000	09-30-29	2,401,000	2,400,820
Venture Global LNG, Inc. (C)	9.500	02-01-29	1,985,000	2,194,030
Vital Energy, Inc. (C)	7.875	04-15-32	788,000	757,282
Western Midstream Operating LP	4.050	02-01-30	1,835,000	1,723,950
Western Midstream Operating LP	5.450	11-15-34	1,128,000	1,100,003
Whistler Pipeline LLC (C)	5.400	09-30-29	891,000	894,898
Whistler Pipeline LLC (C)	5.700	09-30-31	1,113,000	1,123,774
Financials 4.0%				218,378,081
Banks 2.2%
Banco Santander SA	4.379	04-12-28	2,198,000	2,153,545
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	3,303,000	2,996,008
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,588,000	3,170,415
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	6,149,000	5,332,319
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	3,052,000	2,735,318
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	1,897,000	1,827,849
15	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	2,340,000	$2,305,124
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,970,000	3,106,151
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	2,649,000	2,738,028
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	1,855,000	1,881,132
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(E)	9.250	11-17-27	781,000	842,319
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (C)	5.716	01-18-30	1,799,000	1,825,546
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (E)	4.700	01-30-25	2,931,000	2,911,957
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	2,770,000	2,870,543
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (E)	6.250	08-15-26	2,355,000	2,383,239
Citizens Financial Group, Inc.	3.250	04-30-30	2,183,000	1,980,295
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,847,000	1,864,489
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,278,000	1,294,780
Credit Agricole SA (C)	3.250	01-14-30	4,135,000	3,754,639
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	2,710,000	2,833,784
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (E)(F)	7.898	12-01-24	1,193,000	1,188,173
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,317,000	1,366,769
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,119,000	1,133,175
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	999,000	1,050,689
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	565,000	565,327
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	1,525,000	1,348,374
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	3,389,000	3,037,995
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	998,000	981,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,354,000	$2,321,509
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	2,261,000	2,268,265
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	2,457,000	2,466,634
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	2,319,000	2,331,962
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,627,000	1,668,926
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (E)	6.750	09-27-31	1,366,000	1,309,883
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (E)	5.125	11-01-26	755,000	743,515
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	2,620,000	2,614,769
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (E)	8.125	11-10-33	1,784,000	1,911,670
Popular, Inc.	7.250	03-13-28	1,976,000	2,047,102
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	2,249,000	2,228,605
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	2,394,000	2,430,359
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	1,913,000	1,621,276
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (C)	5.634	01-19-30	927,000	933,442
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	826,000	831,753
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,807,000	1,893,796
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	1,734,000	1,735,900
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (E)(F)	8.317	12-02-24	1,001,000	1,003,433
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,205,000	2,188,807
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	2,720,000	2,752,630
17	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	2,331,000	$2,396,979
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	1,295,000	1,388,240
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,475,000	1,498,620
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,350,000	2,429,953
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	2,787,000	2,526,593
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,361,000	6,540,512
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	3,440,000	3,474,196
Capital markets 1.1%
Ares Capital Corp.	2.875	06-15-28	1,726,000	1,575,222
Ares Capital Corp.	5.875	03-01-29	1,343,000	1,352,747
Ares Strategic Income Fund (C)	5.600	02-15-30	1,738,000	1,695,974
Ares Strategic Income Fund (C)	6.350	08-15-29	711,000	716,084
Blackstone Private Credit Fund	4.000	01-15-29	1,482,000	1,396,493
Blackstone Private Credit Fund (C)	5.250	04-01-30	1,795,000	1,737,659
Blackstone Private Credit Fund (C)	5.950	07-16-29	929,000	933,536
Blackstone Private Credit Fund (C)	7.300	11-27-28	1,877,000	1,970,129
Blackstone Secured Lending Fund	5.350	04-13-28	1,726,000	1,713,493
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	2,530,000	2,178,572
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,747,000	1,841,527
Jefferies Financial Group, Inc.	5.875	07-21-28	1,817,000	1,867,738
Jefferies Financial Group, Inc.	6.200	04-14-34	1,865,000	1,941,826
Lazard Group LLC	4.375	03-11-29	2,286,000	2,231,925
Macquarie Bank, Ltd. (C)	3.624	06-03-30	1,480,000	1,356,151
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,435,000	1,200,685
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,679,000	3,000,084
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	3,682,000	3,713,834
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	2,784,000	2,794,491
MSCI, Inc. (C)	3.625	11-01-31	2,524,000	2,278,654
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	1,255,000	$1,264,091
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	954,000	978,067
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	1,326,000	1,379,739
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	2,473,000	2,597,671
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	6,972,000	6,001,982
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,931,000	2,499,591
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	1,905,000	1,932,049
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	1,325,000	1,414,862
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (C)(E)	9.250	11-13-28	1,058,000	1,152,891
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(E)	9.250	11-13-33	829,000	959,810
Consumer finance 0.1%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,398,000	1,395,354
Ally Financial, Inc.	8.000	11-01-31	1,857,000	2,066,202
Enova International, Inc. (C)	9.125	08-01-29	546,000	560,500
OneMain Finance Corp.	9.000	01-15-29	1,041,000	1,102,936
Trust Fibra Uno (C)	7.375	02-13-34	2,171,000	2,154,800
Financial services 0.2%
Apollo Debt Solutions BDC (C)	6.900	04-13-29	3,163,000	3,229,666
Block, Inc.	3.500	06-01-31	643,000	569,989
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	957,000	979,549
Enact Holdings, Inc.	6.250	05-28-29	2,273,000	2,317,007
Macquarie Airfinance Holdings, Ltd. (C)	5.150	03-17-30	517,000	506,031
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	491,000	459,662
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	887,000	865,518
Sixth Street Lending Partners (C)	5.750	01-15-30	1,091,000	1,063,759
Insurance 0.4%
American National Group, Inc.	5.750	10-01-29	819,000	821,069
AmWINS Group, Inc. (C)	6.375	02-15-29	1,016,000	1,021,014
19	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Global Funding (C)	4.721	10-08-29	1,316,000	$1,292,051
Athene Holding, Ltd.	3.500	01-15-31	1,085,000	986,661
Baldwin Insurance Group Holdings LLC (C)	7.125	05-15-31	554,000	565,030
CNA Financial Corp.	2.050	08-15-30	862,000	734,529
CNO Financial Group, Inc.	5.250	05-30-29	2,670,000	2,655,662
CNO Financial Group, Inc.	6.450	06-15-34	1,019,000	1,049,518
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	1,400,000	1,342,867
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	587,000	609,067
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	1,553,000	1,465,492
MassMutual Global Funding II (C)	4.350	09-17-31	1,820,000	1,762,180
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,223,000	2,320,690
Panther Escrow Issuer LLC (C)	7.125	06-01-31	2,381,000	2,437,859
SBL Holdings, Inc. (C)	5.000	02-18-31	1,703,000	1,520,084
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	2,484,000	2,052,500
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	1,518,000	1,487,977
Starwood Property Trust, Inc. (C)	7.250	04-01-29	260,000	266,056
Health care 1.0%				53,918,527
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	6,493,000	6,069,286
Amgen, Inc.	5.250	03-02-30	2,619,000	2,671,456
Amgen, Inc.	5.250	03-02-33	5,096,000	5,148,598
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,542,000	2,135,127
Health care equipment and supplies 0.1%
Solventum Corp. (C)	5.400	03-01-29	1,879,000	1,902,923
Solventum Corp. (C)	5.450	03-13-31	3,598,000	3,628,227
Varex Imaging Corp. (C)	7.875	10-15-27	886,000	900,481
Health care providers and services 0.3%
AdaptHealth LLC (C)	5.125	03-01-30	592,000	542,335
Cencora, Inc.	2.800	05-15-30	1,699,000	1,527,595
Centene Corp.	2.450	07-15-28	507,000	456,358
Centene Corp.	3.000	10-15-30	1,777,000	1,539,151
Centene Corp.	3.375	02-15-30	1,182,000	1,059,630
Concentra Escrow Issuer Corp. (C)	6.875	07-15-32	265,000	271,937
DaVita, Inc. (C)	3.750	02-15-31	765,000	665,295
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	20

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc. (C)	4.625	06-01-30	2,483,000	$2,285,896
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	3,630,000	2,980,618
HCA, Inc.	5.450	04-01-31	1,810,000	1,830,198
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	2,282,000	2,275,930
Universal Health Services, Inc.	2.650	10-15-30	2,093,000	1,815,145
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	1,299,000	1,335,074
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,149,000	1,167,563
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc. (C)	8.500	04-15-31	991,000	1,059,599
IQVIA, Inc.	6.250	02-01-29	1,124,000	1,170,484
Royalty Pharma PLC	5.150	09-02-29	1,101,000	1,107,677
Viatris, Inc.	2.700	06-22-30	3,435,000	2,980,861
Viatris, Inc.	4.000	06-22-50	7,799,000	5,391,083
Industrials 1.8%				98,624,020
Aerospace and defense 0.1%
AAR Escrow Issuer LLC (C)	6.750	03-15-29	403,000	411,954
BAE Systems PLC (C)	5.125	03-26-29	1,297,000	1,309,140
Embraer Netherlands Finance BV (C)	7.000	07-28-30	2,175,000	2,304,610
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,399,000	1,334,444
The Boeing Company (C)	6.298	05-01-29	758,000	785,064
Building products 0.1%
Builders FirstSource, Inc. (C)	4.250	02-01-32	1,816,000	1,624,572
Builders FirstSource, Inc. (C)	6.375	06-15-32	964,000	969,446
Builders FirstSource, Inc. (C)	6.375	03-01-34	1,846,000	1,860,875
Owens Corning	3.500	02-15-30	520,000	483,975
Owens Corning	3.875	06-01-30	257,000	242,706
Owens Corning	5.700	06-15-34	2,349,000	2,418,967
Commercial services and supplies 0.1%
Albion Financing 1 SARL (C)	6.125	10-15-26	1,339,000	1,340,056
Allied Universal Holdco LLC (C)	6.000	06-01-29	489,000	447,436
Allied Universal Holdco LLC (C)	7.875	02-15-31	2,755,000	2,803,689
Belron UK Finance PLC (C)	5.750	10-15-29	499,000	500,003
Cimpress PLC (C)	7.375	09-15-32	1,217,000	1,198,129
Construction and engineering 0.1%
Arcosa, Inc. (C)	6.875	08-15-32	279,000	286,356
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	1,319,000	1,384,947
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	1,475,000	1,438,222
MasTec, Inc. (C)	4.500	08-15-28	887,000	856,206
MasTec, Inc.	5.900	06-15-29	1,126,000	1,150,912
21	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Quanta Services, Inc.	5.250	08-09-34	1,139,000	$1,130,820
Williams Scotsman, Inc. (C)	6.625	06-15-29	691,000	701,485
Electrical equipment 0.1%
EMRLD Borrower LP (C)	6.625	12-15-30	2,155,000	2,191,685
Regal Rexnord Corp.	6.400	04-15-33	1,282,000	1,339,495
Ground transportation 0.1%
Uber Technologies, Inc. (C)	4.500	08-15-29	2,553,000	2,478,044
Uber Technologies, Inc.	4.800	09-15-34	683,000	662,109
Watco Companies LLC (C)	7.125	08-01-32	637,000	656,776
Machinery 0.0%
Flowserve Corp.	3.500	10-01-30	1,258,000	1,149,804
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	1,057,000	1,108,998
Terex Corp. (C)	6.250	10-15-32	335,000	333,446
Passenger airlines 0.8%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	1,843,000	1,967,403
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	857,122	830,899
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,366,419	4,203,092
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,962,070	1,856,347
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	629,940	606,992
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	208,621	190,335
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	896,166	842,859
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,495,953	1,433,172
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,017,679	929,701
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,717,298	2,402,884
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,814,807	1,663,068
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	490,252	459,022
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	2,002,446	1,739,139
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,995,880	1,850,552
American Airlines, Inc. (C)	7.250	02-15-28	1,336,000	1,357,975
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	412,205	384,556
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	22

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	652,488	$621,456
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	250,444	259,503
Delta Air Lines, Inc.	4.375	04-19-28	1,931,000	1,887,366
Delta Air Lines, Inc. (C)	4.750	10-20-28	2,886,559	2,854,367
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,486,353	1,303,569
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,542,548	1,422,480
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	568,480	558,811
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,388,206	1,257,633
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,022,634	2,068,009
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,439,254	2,507,309
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,788,000	1,849,818
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	1,944,000	1,972,554
United Airlines, Inc. (C)	4.625	04-15-29	539,000	515,879
Professional services 0.1%
Amentum Holdings, Inc. (C)	7.250	08-01-32	185,000	191,617
Concentrix Corp.	6.600	08-02-28	2,607,000	2,641,493
TriNet Group, Inc. (C)	3.500	03-01-29	608,000	552,860
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.000	10-29-28	1,248,000	1,158,484
AerCap Ireland Capital DAC	3.300	01-30-32	5,430,000	4,774,313
Ashtead Capital, Inc. (C)	4.250	11-01-29	1,381,000	1,317,605
Ashtead Capital, Inc. (C)	5.500	08-11-32	800,000	797,572
Ashtead Capital, Inc. (C)	5.550	05-30-33	2,217,000	2,208,012
Ashtead Capital, Inc. (C)	5.950	10-15-33	1,810,000	1,851,108
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	1,133,000	1,053,414
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	1,807,000	1,743,908
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	666,000	604,721
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (C)	7.000	06-30-34	520,000	530,400
Kingston Airport Revenue Finance, Ltd. (C)	6.750	12-15-36	488,000	497,392
Information technology 1.0%				55,374,898
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	3,149,000	2,708,218
Motorola Solutions, Inc.	2.750	05-24-31	2,516,000	2,198,873
23	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.0%
Flex, Ltd.	5.250	01-15-32	654,000	$648,196
IT services 0.0%
Gartner, Inc. (C)	4.500	07-01-28	2,164,000	2,111,494
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc. (C)	3.419	04-15-33	3,454,000	3,043,222
Broadcom, Inc. (C)	3.469	04-15-34	1,135,000	990,548
Broadcom, Inc.	4.550	02-15-32	890,000	860,716
Broadcom, Inc.	4.750	04-15-29	6,534,000	6,516,019
Foundry JV Holdco LLC (C)	5.875	01-25-34	2,048,000	2,031,778
Foundry JV Holdco LLC (C)	5.900	01-25-30	1,392,000	1,410,873
Marvell Technology, Inc.	2.450	04-15-28	2,927,000	2,697,451
Micron Technology, Inc.	2.703	04-15-32	1,754,000	1,483,040
Micron Technology, Inc.	5.300	01-15-31	1,286,000	1,295,498
Micron Technology, Inc.	5.327	02-06-29	2,224,000	2,252,293
Micron Technology, Inc.	6.750	11-01-29	4,059,000	4,356,645
Qorvo, Inc. (C)	3.375	04-01-31	1,681,000	1,462,017
Qorvo, Inc.	4.375	10-15-29	1,239,000	1,168,181
Software 0.2%
Atlassian Corp.	5.250	05-15-29	1,396,000	1,413,743
Autodesk, Inc.	2.850	01-15-30	1,232,000	1,122,083
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	827,000	819,084
Oracle Corp.	2.950	04-01-30	2,705,000	2,454,269
Oracle Corp.	5.550	02-06-53	3,571,000	3,488,599
Rocket Software, Inc. (C)	9.000	11-28-28	905,000	942,744
Technology hardware, storage and peripherals 0.2%
CDW LLC	3.250	02-15-29	675,000	623,324
CDW LLC	5.100	03-01-30	715,000	710,717
CDW LLC	5.550	08-22-34	953,000	948,178
Dell International LLC	5.300	10-01-29	899,000	914,086
Dell International LLC	5.400	04-15-34	4,648,000	4,703,009
Materials 0.5%				25,907,302
Chemicals 0.1%
Braskem Idesa SAPI (C)	6.990	02-20-32	559,000	415,142
Braskem Netherlands Finance BV (C)	4.500	01-31-30	3,268,000	2,841,372
Sasol Financing USA LLC	5.500	03-18-31	1,354,000	1,168,113
Construction materials 0.1%
Cemex SAB de CV (C)	3.875	07-11-31	1,780,000	1,589,406
Cemex SAB de CV (C)	5.200	09-17-30	1,576,000	1,545,378
Summit Materials LLC (C)	7.250	01-15-31	359,000	372,988
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	1,518,000	1,540,110
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	24

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Graphic Packaging International LLC (C)	3.500	03-01-29	1,335,000	$1,218,360
Owens-Brockway Glass Container, Inc. (C)	7.250	05-15-31	1,839,000	1,808,702
Metals and mining 0.2%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	614,000	640,191
Aris Mining Corp. (C)	8.000	10-31-29	543,000	545,000
Arsenal AIC Parent LLC (C)	8.000	10-01-30	814,000	855,609
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	796,000	805,261
Freeport-McMoRan, Inc.	4.250	03-01-30	2,495,000	2,386,317
Freeport-McMoRan, Inc.	5.400	11-14-34	1,770,000	1,771,205
Freeport-McMoRan, Inc.	5.450	03-15-43	2,972,000	2,852,250
Novelis Corp. (C)	4.750	01-30-30	2,008,000	1,881,220
Paper and forest products 0.0%
Glatfelter Corp. (C)	7.250	11-15-31	1,685,000	1,670,678
Real estate 0.3%				13,902,462
Real estate management and development 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	2,809,000	2,449,849
Specialized REITs 0.2%
American Tower Corp.	3.800	08-15-29	3,497,000	3,325,318
GLP Capital LP	3.250	01-15-32	878,000	758,480
GLP Capital LP	4.000	01-15-30	858,000	796,774
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	382,000	360,033
Iron Mountain, Inc. (C)	5.250	07-15-30	1,161,000	1,122,531
VICI Properties LP (C)	3.875	02-15-29	1,245,000	1,171,493
VICI Properties LP (C)	4.625	12-01-29	2,050,000	1,969,180
VICI Properties LP	5.125	05-15-32	1,990,000	1,948,804
Utilities 1.2%				65,595,421
Electric utilities 0.7%
American Electric Power Company, Inc.	5.625	03-01-33	1,239,000	1,265,156
Atlantica Transmision Sur SA (C)	6.875	04-30-43	781,533	841,363
Constellation Energy Generation LLC	6.125	01-15-34	914,000	975,371
Constellation Energy Generation LLC	6.500	10-01-53	1,112,000	1,223,521
Duke Energy Corp.	2.450	06-01-30	594,000	522,240
Duke Energy Corp.	5.750	09-15-33	2,502,000	2,595,825
Electricite de France SA (C)	5.650	04-22-29	2,883,000	2,957,190
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(E)	9.125	03-15-33	1,451,000	1,643,453
FirstEnergy Corp.	2.650	03-01-30	1,289,000	1,144,802
FirstEnergy Corp.	3.400	03-01-50	510,000	358,290
Georgia Power Company	4.950	05-17-33	1,184,000	1,180,736
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	696,623
25	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,052,000	$1,080,395
NRG Energy, Inc. (C)	3.625	02-15-31	1,054,000	933,156
NRG Energy, Inc. (C)	3.875	02-15-32	2,453,000	2,178,431
NRG Energy, Inc. (C)	4.450	06-15-29	1,370,000	1,316,210
NRG Energy, Inc. (C)	5.750	07-15-29	1,587,000	1,566,001
NRG Energy, Inc. (C)	6.000	02-01-33	1,222,000	1,215,236
NRG Energy, Inc. (C)	6.250	11-01-34	1,222,000	1,220,713
NRG Energy, Inc. (C)	7.000	03-15-33	1,848,000	2,005,286
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(E)	10.250	03-15-28	1,668,000	1,840,801
Pacific Gas & Electric Company	4.950	07-01-50	1,125,000	986,588
Pacific Gas & Electric Company	5.800	05-15-34	1,733,000	1,782,236
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,157,000	2,228,004
The Southern Company	5.200	06-15-33	794,000	797,270
The Southern Company	5.700	03-15-34	1,902,000	1,977,144
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	833,000	835,073
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	1,376,277	1,215,252
Alpha Generation LLC (C)	6.750	10-15-32	854,000	865,997
Lightning Power LLC (C)	7.250	08-15-32	1,074,000	1,117,326
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	495,115	505,811
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	1,824,000	1,758,396
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	695,000	667,203
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(E)	8.000	10-15-26	728,000	747,772
Vistra Operations Company LLC (C)	4.300	07-15-29	3,383,000	3,245,294
Vistra Operations Company LLC (C)	6.875	04-15-32	801,000	828,277
Vistra Operations Company LLC (C)	6.950	10-15-33	2,049,000	2,236,391
Multi-utilities 0.3%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	701,000	718,561
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	2,525,000	2,582,068
Cheniere Energy, Inc.	5.650	04-15-34	971,000	977,178
Dominion Energy, Inc.	3.375	04-01-30	1,428,000	1,322,397
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,657,000	1,733,779
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	658,000	700,113
NiSource, Inc.	1.700	02-15-31	594,000	490,856
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	26

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc.	3.600	05-01-30	1,251,000	$1,170,625
Sempra	5.500	08-01-33	1,937,000	1,976,635
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,687,000	1,681,061

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	1,658,000	1,687,315
Municipal bonds 0.0%				$974,280
(Cost $1,307,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	974,280
Term loans (G) 0.0%				$675,142
(Cost $671,434)
Health care 0.0%				675,142
Pharmaceuticals 0.0%

Endo Finance Holdings, Inc., Term Loan B (3 month CME Term SOFR + 4.500%)	9.245	04-23-31	675,000	675,142
Collateralized mortgage obligations 1.2%				$67,771,096
(Cost $72,264,704)
Commercial and residential 0.9%				49,241,532
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(H)	0.990	04-25-53	384,768	362,033
Series 2021-4, Class A1 (C)(H)	1.035	01-20-65	1,640,002	1,353,552
Series 2021-5, Class A1 (C)(H)	0.951	07-25-66	1,402,105	1,189,743
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	1,654,703	1,628,614
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(H)	1.175	10-25-48	729,074	638,593
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	575,000	224,151
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	179,272	178,618
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	822,000	785,998
Series 2024-5C29, Class A3	5.208	09-15-57	609,000	612,728
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	718,866	709,599
Series 2019-B13, Class A2	2.889	08-15-57	560,171	539,710
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(H)	0.941	02-25-49	518,009	476,653
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	1,528,000	1,518,919
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	5.820	10-12-40	1,259,000	1,282,840
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(H)	0.924	08-25-66	951,628	775,260
27	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-3, Class A1 (C)(H)	0.956	09-27-66	1,382,592	$1,111,531
Series 2021-HX1, Class A1 (C)(H)	1.110	10-25-66	967,282	804,342
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (C)	2.994	02-25-67	1,597,507	1,482,746
COLT Trust
Series 2020-RPL1, Class A1 (C)(H)	1.390	01-25-65	2,263,604	1,924,844
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	9,519,852	125,354
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(H)	4.394	08-10-30	880,000	733,799
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	987,000	973,566
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (C)	2.257	08-15-37	363,774	349,772
Series 2021-NQM2, Class A1 (C)(H)	1.179	02-25-66	824,182	727,459
Series 2021-NQM3, Class A1 (C)(H)	1.015	04-25-66	726,678	614,508
Series 2021-NQM5, Class A1 (C)(H)	0.938	05-25-66	513,161	423,329
Series 2021-NQM6, Class A1 (C)(H)	1.174	07-25-66	1,485,568	1,249,296
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(H)	0.797	02-25-66	197,945	168,834
Series 2021-2, Class A1 (C)(H)	0.931	06-25-66	886,462	728,175
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(H)	2.500	02-01-51	1,779,310	1,437,209
GCAT Trust
Series 2021-NQM1, Class A1 (C)(H)	0.874	01-25-66	522,365	452,780
Series 2021-NQM2, Class A1 (C)(H)	1.036	05-25-66	635,293	533,477
Series 2021-NQM3, Class A1 (C)(H)	1.091	05-25-66	1,982,761	1,689,867
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	116,578	108,917
Series 2021-NQM1, Class A1 (C)(H)	1.017	07-25-61	390,666	343,543
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(H)	1.071	06-25-56	607,148	518,864
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	1,161,000	1,033,290
MFA Trust
Series 2021-NQM1, Class A1 (C)(H)	1.153	04-25-65	377,176	349,844
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	380,000	333,198
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(H)	4.455	11-05-41	1,120,000	1,075,066
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	956,213	878,118
OBX Trust
Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	354,060	292,366
Series 2021-NQM2, Class A1 (C)(H)	1.101	05-25-61	965,357	789,860
Series 2021-NQM3, Class A1 (C)(H)	1.054	07-25-61	1,460,111	1,176,229
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(H)	2.000	01-25-36	1,329,992	1,156,478
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	1,576,000	1,569,438
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	28

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-CNTR, Class D (C)	7.109	11-13-41	2,212,000	$2,235,987
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	1,738,000	1,410,485
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(H)	2.447	12-25-66	1,766,925	1,543,423
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	770,530	718,026
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	674,948	649,120
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	673,284	638,493
Series 2020-4, Class A1 (C)	1.750	10-25-60	1,070,463	956,368
Series 2024-4, Class A1A (C)(H)	4.307	10-27-64	936,000	907,056
Verus Securitization Trust
Series 2020-5, Class A1 (C)	2.218	05-25-65	223,406	212,947
Series 2021-3, Class A1 (C)(H)	1.046	06-25-66	986,907	843,616
Series 2021-4, Class A1 (C)(H)	0.938	07-25-66	614,372	514,946
Series 2021-5, Class A1 (C)(H)	1.013	09-25-66	1,020,520	855,490
Series 2021-R1, Class A1 (C)(H)	0.820	10-25-63	343,460	322,465
U.S. Government Agency 0.3%				18,529,564
Government National Mortgage Association
Series 2012-114, Class IO	0.627	01-16-53	737,201	11,398
Series 2016-174, Class IO	0.892	11-16-56	1,435,741	59,616
Series 2017-109, Class IO	0.229	04-16-57	1,772,619	24,911
Series 2017-124, Class IO	0.627	01-16-59	1,446,489	49,202
Series 2017-135, Class IO	0.714	10-16-58	2,660,211	93,459
Series 2017-140, Class IO	0.486	02-16-59	1,263,056	36,130
Series 2017-159, Class IO	0.431	06-16-59	1,931,268	49,068
Series 2017-169, Class IO	0.577	01-16-60	22,457,033	696,393
Series 2017-20, Class IO	0.522	12-16-58	2,236,940	51,669
Series 2017-22, Class IO	0.749	12-16-57	800,259	28,632
Series 2017-41, Class IO	0.566	07-16-58	1,205,638	26,911
Series 2017-46, Class IO	0.651	11-16-57	2,147,801	79,116
Series 2017-61, Class IO	0.701	05-16-59	732,715	26,187
Series 2018-158, Class IO	0.791	05-16-61	2,938,557	164,367
Series 2018-35, Class IO	0.543	03-16-60	3,481,889	115,889
Series 2018-43, Class IO	0.434	05-16-60	4,690,941	139,016
Series 2018-68, Class IO	0.426	01-16-60	5,823,664	176,455
Series 2018-69, Class IO	0.606	04-16-60	3,143,818	137,561
Series 2018-81, Class IO	0.485	01-16-60	4,641,872	185,112
Series 2018-9, Class IO	0.443	01-16-60	5,998,514	180,455
Series 2019-131, Class IO	0.803	07-16-61	2,982,381	165,848
Series 2020-100, Class IO	0.785	05-16-62	4,053,444	236,507
Series 2020-108, Class IO	0.847	06-16-62	23,315,290	1,321,832
Series 2020-114, Class IO	0.801	09-16-62	10,899,042	613,543
Series 2020-118, Class IO	0.883	06-16-62	8,988,291	524,522
Series 2020-119, Class IO	0.606	08-16-62	4,356,619	199,717
29	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-120, Class IO	0.768	05-16-62	2,657,777	$153,078
Series 2020-137, Class IO	0.797	09-16-62	18,761,944	1,059,688
Series 2020-150, Class IO	0.964	12-16-62	8,508,513	552,516
Series 2020-170, Class IO	0.835	11-16-62	10,978,041	687,944
Series 2020-92, Class IO	0.880	02-16-62	9,511,273	570,716
Series 2021-110, Class IO	0.874	11-16-63	7,220,690	466,389
Series 2021-163, Class IO	0.801	03-16-64	9,071,355	516,938
Series 2021-183, Class IO	0.871	01-16-63	7,028,138	416,771
Series 2021-3, Class IO	0.869	09-16-62	20,157,867	1,255,152
Series 2021-40, Class IO	0.821	02-16-63	4,014,231	241,953
Series 2021-47, Class IO	0.992	03-16-61	26,126,924	1,736,604
Series 2022-17, Class IO	0.802	06-16-64	10,798,205	626,914
Series 2022-181, Class IO	0.718	07-16-64	5,317,111	337,679
Series 2022-21, Class IO	0.784	10-16-63	4,716,094	272,684
Series 2022-53, Class IO	0.710	06-16-64	17,358,006	835,158
Series 2022-57, Class IO	0.757	09-16-63	13,137,879	714,349
Series 2023-197, Class IO	1.317	09-16-65	3,643,737	314,703

Series 2024-135, Class IO	0.836	11-16-66	34,887,450	2,376,812
Asset backed securities 1.9%				$101,483,282
(Cost $105,228,248)
Asset backed securities 1.9%				101,483,282
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	559,467	547,709
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (C)(F)	6.042	07-22-37	536,000	538,878
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	480,000	453,314
Series 2023-2A, Class A2 (C)	6.500	11-16-48	1,131,000	1,159,133
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (C)(F)	6.755	07-25-37	1,211,000	1,216,063
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	480,288	438,429
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	2,275,020	2,146,339
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (C)(F)	6.176	07-15-37	1,109,000	1,116,653
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (C)(F)	6.844	07-25-37	889,000	892,432
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (C)(F)	6.247	03-13-37	767,000	771,535
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	30

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	2,545,449	$2,465,658
Series 2021-1A, Class A1 (C)	1.530	03-15-61	2,197,788	2,058,630
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	2,150,185	1,962,245
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	1,481,088	1,339,300
Series 2022-1A, Class A (C)	2.720	01-18-47	1,794,432	1,612,613
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	1,535,000	1,522,493
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	2,200,000	2,112,040
Series 2024-2A, Class A2 (C)	4.500	05-20-49	2,035,000	1,943,410
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	1,281,000	1,219,415
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	1,285,625	1,244,648
Series 2021-1A, Class A2I (C)	2.045	11-20-51	3,550,598	3,337,224
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	514,000	473,465
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	2,540,820	2,472,385
Series 2021-1A, Class A2I (C)	2.662	04-25-51	1,884,705	1,704,067
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	1,685,994	1,568,039
Series 2021-1A, Class A2 (C)	2.791	10-20-51	2,268,035	2,027,433
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (C)(F)	6.092	04-18-37	1,325,000	1,331,946
FirstKey Homes Trust
Series 2021-SFR1, Class D (C)	2.189	08-17-38	1,729,000	1,639,220
Frontier Issuer LLC
Series 2024-1, Class C (C)	11.160	06-20-54	781,000	873,797
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	919,000	926,276
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (C)(F)	6.067	07-20-37	786,000	790,129
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	397,362	388,405
Series 2021-1A, Class A2 (C)	2.773	04-20-29	1,488,847	1,450,501
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	2,912,000	2,797,511
Hotwire Funding LLC
Series 2021-1, Class A2 (C)	2.311	11-20-51	1,215,000	1,142,086
Series 2024-1A, Class A2 (C)	5.893	06-20-54	540,000	546,729
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	2,342,986	2,231,989
31	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (C)(F)	6.782	07-15-37	1,260,000	$1,262,686
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	1,576,000	1,617,881
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	807,589	706,191
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	3,360,130	3,080,810
Series 2022-1A, Class A2 (C)	3.695	01-30-52	1,427,630	1,287,285
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	2,951,000	2,696,434
Series 2021-1, Class B1 (C)	2.410	10-20-61	1,544,000	1,367,000
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	204,254	196,333
OHA Credit Funding 5, Ltd.
Series 2020-5A, Class AR (3 month CME Term SOFR + 1.350%) (C)(F)	6.131	10-18-37	1,500,000	1,500,269
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (C)(F)	6.077	04-20-37	923,000	925,212
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (C)(F)	6.694	07-20-37	983,000	985,278
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	69,412	69,222
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	3,210,000	3,156,709
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	735,443	743,532
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	666,266	590,533
Series 2024-A, Class A1A (C)	5.240	03-15-56	1,420,661	1,426,443
Series 2024-E, Class A1A (C)	5.090	10-16-56	1,618,510	1,613,535
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	2,414,042	2,319,990
Series 2020-1A, Class A2II (C)	4.336	01-20-50	1,551,542	1,452,104
Series 2021-1A, Class A2I (C)	2.190	08-20-51	1,889,560	1,669,689
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	960,000	966,852
Series 2024-1A, Class A2II (C)	6.268	07-30-54	917,000	926,431
Series 2024-3A, Class A23 (C)	5.914	07-30-54	2,343,000	2,287,002
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	322,035	306,991
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.440	06-25-54	615,000	613,158
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	3,058,523	2,842,303
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	1,408,256	1,240,976
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	32

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	2,219,917	$2,017,582
Series 2021-1A, Class A (C)	1.860	03-20-46	1,385,966	1,234,121
Vantage Data Centers LLC
Series 2020-2A, Class A2 (C)	1.992	09-15-45	1,650,000	1,495,686
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	1,412,093	1,294,219
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	2,426,542	2,156,075
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	329,999	304,965
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	1,595,408	1,448,541
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (C)	11.170	04-20-54	1,149,000	1,219,105

	Yield (%)	Shares	Value
Short-term investments 1.2%			$63,191,401
(Cost $63,167,623)
Short-term funds 1.2%			63,191,401
John Hancock Collateral Trust (I)	4.6622(J)	6,317,182	63,191,401

Total investments (Cost $3,983,897,284) 100.1%	$5,451,973,966
Other assets and liabilities, net (0.1%)	(4,529,685)
Total net assets 100.0%	$5,447,444,281

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-24.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
33	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 10-31-24.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $3,994,295,532. Net unrealized appreciation aggregated to $1,457,678,434, of which $1,549,180,390 related to gross unrealized appreciation and $91,501,956 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	34

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $3,920,729,661) including $61,900,408 of securities loaned	$5,388,782,565
Affiliated investments, at value (Cost $63,167,623)	63,191,401
Total investments, at value (Cost $3,983,897,284)	5,451,973,966
Cash	11,681,808
Foreign currency, at value (Cost $1,071)	1,079
Dividends and interest receivable	21,031,490
Receivable for fund shares sold	8,040,527
Receivable for investments sold	31,149,162
Receivable for securities lending income	8,346
Other assets	364,577
Total assets	5,524,250,955
Liabilities
Payable for investments purchased	8,768,953
Payable for delayed delivery securities purchased	711,000
Payable for fund shares repurchased	2,972,192
Payable upon return of securities loaned	63,178,237
Payable to affiliates
Accounting and legal services fees	257,112
Transfer agent fees	450,263
Distribution and service fees	145,230
Trustees’ fees	3,841
Other liabilities and accrued expenses	319,846
Total liabilities	76,806,674
Net assets	$5,447,444,281
Net assets consist of
Paid-in capital	$3,858,211,049
Total distributable earnings (loss)	1,589,233,232
Net assets	$5,447,444,281

35	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 10-31-24  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,408,769,939 ÷ 119,364,272 shares)[1]	$28.56
Class C ($162,726,866 ÷ 5,708,115 shares)[1]	$28.51
Class I ($897,367,786 ÷ 31,458,220 shares)	$28.53
Class R2 ($10,359,527 ÷ 363,108 shares)	$28.53
Class R4 ($26,157,083 ÷ 910,948 shares)	$28.71
Class R5 ($1,981,021 ÷ 69,120 shares)	$28.66
Class R6 ($940,082,059 ÷ 32,898,165 shares)	$28.58
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$29.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	36

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Interest	$90,050,206
Dividends	39,919,621
Securities lending	249,244
Less foreign taxes withheld	(719,422)
Total investment income	129,499,649
Expenses
Investment management fees	28,978,897
Distribution and service fees	11,373,901
Accounting and legal services fees	962,296
Transfer agent fees	4,866,496
Trustees’ fees	103,530
Custodian fees	694,184
State registration fees	252,853
Printing and postage	187,590
Professional fees	258,984
Other	145,004
Total expenses	47,823,735
Less expense reductions	(436,783)
Net expenses	47,386,952
Net investment income	82,112,697
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	252,879,474
Affiliated investments	34,798
Futures contracts	148,543
253,062,815
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	645,668,533
Affiliated investments	16,569
645,685,102
Net realized and unrealized gain	898,747,917
Increase in net assets from operations	$980,860,614
37	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$82,112,697	$67,975,288
Net realized gain (loss)	253,062,815	(82,059,225)
Change in net unrealized appreciation (depreciation)	645,685,102	320,119,706
Increase in net assets resulting from operations	980,860,614	306,035,769
Distributions to shareholders
From earnings
Class A	(48,589,337)	(41,551,163)
Class C	(1,438,796)	(1,741,633)
Class I	(15,269,989)	(13,425,000)
Class R2	(170,442)	(154,598)
Class R4	(434,561)	(427,201)
Class R5	(36,104)	(46,275)
Class R6	(16,708,100)	(13,684,054)
Total distributions	(82,647,329)	(71,029,924)
From fund share transactions	329,460,758	50,525,786
Total increase	1,227,674,043	285,531,631
Net assets
Beginning of year	4,219,770,238	3,934,238,607
End of year	$5,447,444,281	$4,219,770,238
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	38

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$23.59	$22.25	$27.14	$22.51	$20.90
Net investment income[1]	0.42	0.36	0.30	0.25	0.27
Net realized and unrealized gain (loss) on investments	4.97	1.36	(4.40)	4.75	1.79
Total from investment operations	5.39	1.72	(4.10)	5.00	2.06
Less distributions
From net investment income	(0.42)	(0.38)	(0.34)	(0.30)	(0.30)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.42)	(0.38)	(0.79)	(0.37)	(0.45)
Net asset value, end of period	$28.56	$23.59	$22.25	$27.14	$22.51
Total return (%)[2,3]	22.91	7.76	(15.46)	22.38	10.06
Ratios and supplemental data
Net assets, end of period (in millions)	$3,409	$2,625	$2,396	$2,592	$1,618
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.05	1.04	1.04	1.08
Expenses including reductions	1.03	1.04	1.03	1.03	1.07
Net investment income	1.52	1.53	1.22	0.96	1.25
Portfolio turnover (%)	67	62	61	65	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
39	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$23.54	$22.22	$27.09	$22.48	$20.86
Net investment income[1]	0.22	0.20	0.09	0.07	0.13
Net realized and unrealized gain (loss) on investments	4.98	1.34	(4.35)	4.74	1.79
Total from investment operations	5.20	1.54	(4.26)	4.81	1.92
Less distributions
From net investment income	(0.23)	(0.22)	(0.16)	(0.13)	(0.15)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.23)	(0.22)	(0.61)	(0.20)	(0.30)
Net asset value, end of period	$28.51	$23.54	$22.22	$27.09	$22.48
Total return (%)[2,3]	22.03	7.02	(16.03)	21.48	9.34
Ratios and supplemental data
Net assets, end of period (in millions)	$163	$163	$200	$314	$314
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.75	1.74	1.74	1.78
Expenses including reductions	1.73	1.74	1.73	1.73	1.77
Net investment income	0.81	0.83	0.28	0.26	0.60
Portfolio turnover (%)	67	62	61	65	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	40

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$23.56	$22.23	$27.11	$22.49	$20.88
Net investment income[1]	0.50	0.43	0.36	0.32	0.33
Net realized and unrealized gain (loss) on investments	4.97	1.35	(4.38)	4.75	1.80
Total from investment operations	5.47	1.78	(4.02)	5.07	2.13
Less distributions
From net investment income	(0.50)	(0.45)	(0.41)	(0.38)	(0.37)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.50)	(0.45)	(0.86)	(0.45)	(0.52)
Net asset value, end of period	$28.53	$23.56	$22.23	$27.11	$22.49
Total return (%)[2]	23.30	8.04	(15.18)	22.71	10.41
Ratios and supplemental data
Net assets, end of period (in millions)	$897	$692	$681	$874	$626
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.75	0.74	0.74	0.78
Expenses including reductions	0.73	0.74	0.73	0.73	0.77
Net investment income	1.82	1.83	1.47	1.26	1.55
Portfolio turnover (%)	67	62	61	65	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
41	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$23.56	$22.22	$27.10	$22.47	$20.86
Net investment income[1]	0.39	0.35	0.27	0.22	0.25
Net realized and unrealized gain (loss) on investments	4.98	1.35	(4.39)	4.76	1.79
Total from investment operations	5.37	1.70	(4.12)	4.98	2.04
Less distributions
From net investment income	(0.40)	(0.36)	(0.31)	(0.28)	(0.28)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.40)	(0.36)	(0.76)	(0.35)	(0.43)
Net asset value, end of period	$28.53	$23.56	$22.22	$27.10	$22.47
Total return (%)[2]	22.78	7.66	(15.49)	22.26	10.03
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$10	$9	$11	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.12	1.11	1.12	1.16
Expenses including reductions	1.11	1.11	1.10	1.11	1.15
Net investment income	1.43	1.46	1.11	0.88	1.18
Portfolio turnover (%)	67	62	61	65	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	42

CLASS R4 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$23.71	$22.37	$27.27	$22.62	$21.00
Net investment income[1]	0.46	0.40	0.32	0.29	0.28
Net realized and unrealized gain (loss) on investments	5.00	1.36	(4.40)	4.77	1.83
Total from investment operations	5.46	1.76	(4.08)	5.06	2.11
Less distributions
From net investment income	(0.46)	(0.42)	(0.37)	(0.34)	(0.34)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.46)	(0.42)	(0.82)	(0.41)	(0.49)
Net asset value, end of period	$28.71	$23.71	$22.37	$27.27	$22.62
Total return (%)[2]	23.06	7.93	(15.29)	22.55	10.24
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$24	$23	$29	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.99	0.98	0.98	1.01
Expenses including reductions	0.87	0.88	0.87	0.88	0.90
Net investment income	1.68	1.69	1.29	1.12	1.33
Portfolio turnover (%)	67	62	61	65	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
43	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$23.67	$22.33	$27.23	$22.58	$20.96
Net investment income[1]	0.52	0.45	0.36	0.34	0.36
Net realized and unrealized gain (loss) on investments	4.99	1.35	(4.39)	4.77	1.79
Total from investment operations	5.51	1.80	(4.03)	5.11	2.15
Less distributions
From net investment income	(0.52)	(0.46)	(0.42)	(0.39)	(0.38)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.52)	(0.46)	(0.87)	(0.46)	(0.53)
Net asset value, end of period	$28.66	$23.67	$22.33	$27.23	$22.58
Total return (%)[2]	23.34	8.11	(15.14)	22.83	10.48
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.69	0.68	0.68	0.71
Expenses including reductions	0.67	0.68	0.67	0.67	0.70
Net investment income	1.88	1.89	1.48	1.32	1.65
Portfolio turnover (%)	67	62	61	65	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	44

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$23.60	$22.26	$27.15	$22.52	$20.91
Net investment income[1]	0.53	0.46	0.40	0.35	0.35
Net realized and unrealized gain (loss) on investments	4.98	1.36	(4.40)	4.76	1.80
Total from investment operations	5.51	1.82	(4.00)	5.11	2.15
Less distributions
From net investment income	(0.53)	(0.48)	(0.44)	(0.41)	(0.39)
From net realized gain	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.53)	(0.48)	(0.89)	(0.48)	(0.54)
Net asset value, end of period	$28.58	$23.60	$22.26	$27.15	$22.52
Total return (%)[2]	23.43	8.19	(15.10)	22.86	10.52
Ratios and supplemental data
Net assets, end of period (in millions)	$940	$704	$623	$645	$366
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.64	0.63	0.64	0.66
Expenses including reductions	0.62	0.63	0.62	0.63	0.65
Net investment income	1.93	1.94	1.66	1.37	1.67
Portfolio turnover (%)	67	62	61	65	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
45	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
| JOHN HANCOCK Balanced Fund	46

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$3,182,982,981	$3,065,388,052	$117,594,929	—
Preferred securities	868,488	868,488	—	—
U.S. Government and Agency obligations	1,225,115,446	—	1,225,115,446	—
Corporate bonds	808,911,850	—	808,911,850	—
Municipal bonds	974,280	—	974,280	—
Term loans	675,142	—	675,142	—
Collateralized mortgage obligations	67,771,096	—	67,771,096	—
Asset backed securities	101,483,282	—	101,483,282	—
Short-term investments	63,191,401	63,191,401	—	—
Total investments in securities	$5,451,973,966	$3,129,447,941	$2,322,526,025	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters
47	JOHN HANCOCK Balanced Fund |

into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and
| JOHN HANCOCK Balanced Fund	48

bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2024, the fund loaned securities valued at $61,900,408 and received $63,178,237 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
49	JOHN HANCOCK Balanced Fund |

portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $20,525.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$82,647,329	$71,029,924
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $11,629,096 of undistributed ordinary income and $119,926,744 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
| JOHN HANCOCK Balanced Fund	50

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2024, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $26.0 million, as measured at each quarter end. There were no open futures contracts as of October 31, 2024.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$148,543
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
51	JOHN HANCOCK Balanced Fund |

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$256,351
Class C	13,657
Class I	67,396
Class R2	957
Class	Expense reduction
Class R4	$2,097
Class R5	160
Class R6	70,130
Total	$410,748

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
| JOHN HANCOCK Balanced Fund	52

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $26,035 for Class R4 shares for the year ended October 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,339,299 for the year ended October 31, 2024. Of this amount, $234,527 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,104,772 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $159,425 and $8,551 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$9,524,038	$3,663,507
Class C	1,699,955	196,263
Class I	—	962,751
Class R2	58,345	578
Class R4	90,586	1,268
Class R5	977	98
Class R6	—	42,031
Total	$11,373,901	$4,866,496
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
53	JOHN HANCOCK Balanced Fund |

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$10,175,000	4	5.803%	$(6,561)
Lender	4,000,000	1	5.815%	646
Note 6—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	31,922,812	$877,086,153	30,177,694	$714,950,415
Distributions reinvested	1,713,413	47,722,790	1,737,496	40,633,344
Repurchased	(25,533,964)	(700,712,771)	(28,318,545)	(669,909,088)
Net increase	8,102,261	$224,096,172	3,596,645	$85,674,671
Class C shares
Sold	853,830	$23,510,039	910,132	$21,479,594
Distributions reinvested	50,560	1,395,591	72,234	1,678,133
Repurchased	(2,105,059)	(57,560,999)	(3,074,525)	(72,738,595)
Net decrease	(1,200,669)	$(32,655,369)	(2,092,159)	$(49,580,868)
Class I shares
Sold	7,673,389	$211,448,126	6,217,266	$147,344,897
Distributions reinvested	495,595	13,796,149	521,714	12,182,829
Repurchased	(6,064,927)	(166,111,602)	(8,027,583)	(189,452,477)
Net increase (decrease)	2,104,057	$59,132,673	(1,288,603)	$(29,924,751)
Class R2 shares
Sold	86,255	$2,367,900	84,881	$2,009,393
Distributions reinvested	5,581	155,089	5,973	139,628
Repurchased	(166,318)	(4,619,591)	(69,377)	(1,657,375)
Net increase (decrease)	(74,482)	$(2,096,602)	21,477	$491,646
Class R4 shares
Sold	87,050	$2,426,570	89,514	$2,126,268
Distributions reinvested	15,529	434,425	18,171	427,201
Repurchased	(211,697)	(5,704,652)	(116,305)	(2,765,934)
Net decrease	(109,118)	$(2,843,657)	(8,620)	$(212,465)
| JOHN HANCOCK Balanced Fund	54

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	1,648	$45,247	4,660	$109,978
Distributions reinvested	1,293	36,104	1,972	46,275
Repurchased	(34,350)	(877,898)	(6,366)	(147,317)
Net increase (decrease)	(31,409)	$(796,547)	266	$8,936
Class R6 shares
Sold	9,232,080	$253,190,977	7,594,355	$180,339,534
Distributions reinvested	594,165	16,573,573	580,882	13,599,934
Repurchased	(6,739,889)	(185,140,462)	(6,328,762)	(149,870,851)
Net increase	3,086,356	$84,624,088	1,846,475	$44,068,617
Total net increase	11,876,996	$329,460,758	2,075,481	$50,525,786
Affiliates of the fund owned 1% of shares of Class R6 on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,786,413,224 and $1,592,203,958, respectively, for the year ended October 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $1,892,139,786 and $1,765,818,293, respectively, for the year ended October 31, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,317,182	$32,490,416	$518,599,000	$(487,949,382)	$34,798	$16,569	$249,244	—	$63,191,401

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
55	JOHN HANCOCK Balanced Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Balanced Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK BALANCED FUND	56

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
57	JOHN HANCOCK BALANCED FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Balanced Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at meetings held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK BALANCED FUND	58

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
59	JOHN HANCOCK BALANCED FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2023 and underperformed for the three-, five-, and ten-year periods. The Board also noted that the fund outperformed the peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-, three-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a
| JOHN HANCOCK BALANCED FUND	60

portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
61	JOHN HANCOCK BALANCED FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK BALANCED FUND	62

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
63	JOHN HANCOCK BALANCED FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3984751	36A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Diversified Macro Fund
Alternative
October 31, 2024

John Hancock
Diversified Macro Fund

2	Consolidated Fund’s investments
6	Consolidated financial statements
9	Consolidated financial highlights
14	Notes to consolidated financial statements
25	Report of independent registered public accounting firm
26	Tax information
27	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DIVERSIFIED MACRO FUND |

Consolidated Fund’s investments
AS OF 10-31-24
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 66.7%				$1,238,624,519
(Cost $1,238,635,302)
U.S. Government 66.7%				1,238,624,519
U.S. Treasury Bill	4.495	11-21-24	164,000,000	163,579,778
U.S. Treasury Bill	4.550	12-05-24	163,000,000	162,292,202
U.S. Treasury Bill	4.560	12-12-24	157,500,000	156,677,315
U.S. Treasury Bill	4.565	12-26-24	157,000,000	155,904,104
U.S. Treasury Bill	4.570	12-19-24	166,500,000	165,489,899
U.S. Treasury Bill	4.580	11-29-24	126,500,000	126,047,738
U.S. Treasury Bill	4.755	11-14-24	141,000,000	140,763,925
U.S. Treasury Bill	5.138	11-07-24	168,000,000	167,869,558

Total investments (Cost $1,238,635,302) 66.7%	$1,238,624,519
Other assets and liabilities, net 33.3%	619,003,866
Total net assets 100.0%	$1,857,628,385

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	2

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japanese Government Bond Futures	33	Long	Dec 2024	$31,262,707	$31,277,676	$14,969
10-Year Mini Japanese Government Bond Futures	12	Long	Dec 2024	1,135,236	1,137,291	2,055
10-Year U.S. Treasury Note Futures	507	Long	Dec 2024	56,568,689	56,007,656	(561,033)
30-Year U.S. Treasury Bond Futures	114	Long	Dec 2024	13,609,909	13,452,000	(157,909)
3-Month EURIBOR Futures	4,221	Long	Dec 2025	1,125,631,658	1,124,258,550	(1,373,108)
3-Month SOFR Index Futures	5,095	Long	Mar 2026	1,234,340,400	1,227,194,438	(7,145,962)
3-Month SONIA Index Futures	634	Long	Mar 2026	197,143,046	196,152,743	(990,303)
5-Year U.S. Treasury Note Futures	1,001	Long	Jan 2025	109,809,362	107,372,891	(2,436,471)
Brent Crude Futures	266	Long	Dec 2024	19,557,909	19,710,600	152,691
CAC40 Index Futures	951	Long	Nov 2024	77,721,914	76,238,891	(1,483,023)
Canadian 10-Year Bond Futures	507	Long	Dec 2024	44,863,076	44,427,816	(435,260)
Cocoa Futures	89	Long	Mar 2025	5,920,139	6,199,428	279,289
Coffee ’C’ Futures	81	Long	Dec 2024	6,974,550	7,473,769	499,219
Coffee ’C’ Futures	325	Long	Mar 2025	30,308,526	29,950,781	(357,745)
DAX Index Futures	418	Long	Dec 2024	216,330,369	217,916,254	1,585,885
Electrolytic Copper Futures	139	Long	Dec 2024	32,207,844	32,843,997	636,153
Euro STOXX 50 Index Futures	3,422	Long	Dec 2024	182,902,487	180,232,604	(2,669,883)
Euro-BOBL Futures	2,421	Long	Dec 2024	313,169,855	311,193,554	(1,976,301)
Euro-Bund Futures	1,825	Long	Dec 2024	264,196,471	261,601,927	(2,594,544)
FTSE 100 Index Futures	1,344	Long	Dec 2024	145,149,684	141,164,019	(3,985,665)
Gasoline RBOB Futures	342	Long	Dec 2024	28,718,175	28,769,656	51,481
Gold 100 Oz Futures	304	Long	Dec 2024	83,774,464	83,800,640	26,176
Hang Seng Index Futures	317	Long	Nov 2024	42,078,977	41,472,362	(606,615)
Long Gilt Futures	2,079	Long	Dec 2024	261,860,191	252,556,465	(9,303,726)
Nikkei 225 Index Futures	494	Long	Dec 2024	120,625,823	124,556,667	3,930,844
Primary Aluminum Futures	330	Long	Dec 2024	19,869,402	21,510,143	1,640,741
S&P 500 E-Mini Index Futures	139	Long	Dec 2024	40,257,325	39,882,575	(374,750)
Silver Futures	545	Long	Dec 2024	82,346,638	89,461,750	7,115,112
Sugar No. 11 (World) Futures	1,052	Long	Mar 2025	23,134,523	26,852,090	3,717,567
TOPIX Index Futures	583	Long	Dec 2024	100,791,015	102,180,400	1,389,385
U.S. Dollar Index Futures	317	Long	Dec 2024	32,109,473	32,914,110	804,637
WTI Crude Oil Futures	646	Long	Nov 2024	45,246,814	45,562,380	315,566
Zinc Futures	203	Long	Dec 2024	13,923,285	15,387,248	1,463,963
2-Year U.S. Treasury Note Futures	900	Short	Jan 2025	(186,166,518)	(185,371,875)	794,643
Australian 10-Year Bond Futures	938	Short	Dec 2024	(72,378,587)	(68,883,267)	3,495,320
Corn Futures	2,066	Short	Dec 2024	(47,178,195)	(42,482,125)	4,696,070
Cotton No. 2 Futures	59	Short	Dec 2024	(2,161,799)	(2,053,495)	108,304
Cotton No. 2 Futures	258	Short	Mar 2025	(9,339,863)	(9,268,650)	71,213
Dow Jones Industrial Average E-Mini Index Futures	228	Short	Dec 2024	(49,293,626)	(47,819,580)	1,474,046
3	JOHN HANCOCK DIVERSIFIED MACRO FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-Schatz Futures	1,141	Short	Dec 2024	$(132,410,607)	$(132,260,086)	$150,521
Gas Oil Futures	748	Short	Dec 2024	(49,791,381)	(50,864,000)	(1,072,619)
Hard Red Winter Wheat Futures	621	Short	Dec 2024	(17,436,742)	(17,721,788)	(285,046)
Nasdaq 100 E-Mini Index Futures	25	Short	Dec 2024	(10,246,966)	(10,010,875)	236,091
Natural Gas Futures	634	Short	Nov 2024	(18,264,255)	(17,162,380)	1,101,875
NY Harbor ULSD Futures	849	Short	Dec 2024	(78,987,533)	(80,779,633)	(1,792,100)
Russell 2000 E-Mini Index Futures	418	Short	Dec 2024	(46,730,950)	(46,159,740)	571,210
Soybean Futures	1,052	Short	Mar 2025	(53,156,103)	(53,204,900)	(48,797)
Soybean Meal Futures	507	Short	Dec 2024	(15,642,559)	(15,184,650)	457,909
Soybean Oil Futures	266	Short	Dec 2024	(6,492,033)	(7,241,052)	(749,019)
Wheat Futures	887	Short	Dec 2024	(28,272,786)	(25,368,200)	2,904,586
						$(712,358)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	336,860,000	USD	228,580,155	BOA	12/18/2024	—	$(6,794,418)
CAD	23,106,000	USD	16,844,590	BOA	12/18/2024	—	(224,431)
CHF	158,175,000	USD	188,507,904	BOA	12/18/2024	—	(4,408,607)
EUR	106,689,000	USD	119,211,804	BOA	12/18/2024	—	(2,936,630)
GBP	302,524,000	USD	393,831,348	BOA	12/18/2024	—	(3,776,086)
JPY	32,354,851,000	USD	231,685,143	BOA	12/18/2024	—	(17,457,010)
MXN	2,581,748,000	USD	129,367,858	BOA	12/18/2024	—	(1,339,199)
NZD	12,442,000	USD	7,632,599	BOA	12/18/2024	—	(192,887)
USD	207,577,293	AUD	312,622,000	BOA	12/18/2024	$1,749,647	—
USD	296,807,877	CAD	403,365,000	BOA	12/18/2024	6,667,202	—
USD	242,357,622	CHF	207,168,000	BOA	12/18/2024	1,235,553	—
USD	590,140,780	EUR	537,212,000	BOA	12/18/2024	4,659,435	—
USD	274,828,459	GBP	211,098,000	BOA	12/18/2024	2,652,084	—
USD	472,049,590	JPY	68,524,409,000	BOA	12/18/2024	18,335,364	—
USD	50,728,127	MXN	997,341,000	BOA	12/18/2024	1,270,073	—
USD	104,419,184	NZD	170,820,000	BOA	12/18/2024	2,277,117	—
						$38,846,475	$(37,129,268)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	4

MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $1,229,783,286. Net unrealized appreciation aggregated to $9,846,082, of which $10,583,776 related to gross unrealized appreciation and $737,694 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
5	JOHN HANCOCK DIVERSIFIED MACRO FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $1,238,635,302)	$1,238,624,519
Unrealized appreciation on forward foreign currency contracts	38,846,475
Cash	472,711,291
Collateral held at broker for futures contracts	137,784,276
Collateral segregated at custodian for OTC derivative contracts	18,830,000
Interest receivable	1,058,667
Receivable for fund shares sold	3,185,306
Other assets	126,435
Total assets	1,911,166,969
Liabilities
Unrealized depreciation on forward foreign currency contracts	37,129,268
Payable for futures variation margin	12,368,563
Payable for investments purchased	1,410,000
Payable for fund shares repurchased	2,193,022
Payable to affiliates
Accounting and legal services fees	89,406
Transfer agent fees	128,461
Trustees’ fees	1,302
Other liabilities and accrued expenses	218,562
Total liabilities	53,538,584
Net assets	$1,857,628,385
Net assets consist of
Paid-in capital	$1,968,732,684
Total distributable earnings (loss)	(111,104,299)
Net assets	$1,857,628,385

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($14,200,586 ÷ 1,610,837 shares)[1]	$8.82
Class C ($1,566,910 ÷ 179,509 shares)[1]	$8.73
Class I ($1,245,118,450 ÷ 140,669,268 shares)	$8.85
Class R6 ($253,460,828 ÷ 28,587,723 shares)	$8.87
Class NAV ($343,281,611 ÷ 38,752,602 shares)	$8.86
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.28

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	6

CONSOLIDATED STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Interest	$72,581,279
Expenses
Investment management fees	19,563,374
Distribution and service fees	384,452
Accounting and legal services fees	309,653
Transfer agent fees	1,351,475
Trustees’ fees	32,938
Custodian fees	288,522
State registration fees	150,428
Printing and postage	126,160
Professional fees	174,000
Other	71,515
Total expenses	22,452,517
Less expense reductions	(134,199)
Net expenses	22,318,318
Net investment income	50,262,961
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(770,274)
Futures contracts	(110,463,760)
Forward foreign currency contracts	(41,548,700)
(152,782,734)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	492,472
Futures contracts	(10,788,479)
Forward foreign currency contracts	(4,973,523)
(15,269,530)
Net realized and unrealized loss	(168,052,264)
Decrease in net assets from operations	$(117,789,303)
7	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$50,262,961	$24,369,136
Net realized gain (loss)	(152,782,734)	13,324,872
Change in net unrealized appreciation (depreciation)	(15,269,530)	(13,714,480)
Increase (decrease) in net assets resulting from operations	(117,789,303)	23,979,528
Distributions to shareholders
From earnings
Class A	(5,860,184)	(1,356,789)
Class C	(26,950)	(117,413)
Class I	(27,426,577)	(31,572,455)
Class R6	(9,418,055)	(22,395,863)
Class NAV	(7,909,103)	(19,675,494)
Total distributions	(50,640,869)	(75,118,014)
From fund share transactions	651,820,746	665,628,995
Total increase	483,390,574	614,490,509
Net assets
Beginning of year	1,374,237,811	759,747,302
End of year	$1,857,628,385	$1,374,237,811
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	8

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.62	$10.68	$9.36	$9.31	$10.22
Net investment income (loss)[1]	0.27	0.24	(0.06)	(0.16)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.74)	(0.32)	1.66	0.38	(0.42)
Total from investment operations	(0.47)	(0.08)	1.60	0.22	(0.54)
Less distributions
From net investment income	(0.12)	(0.98)	(0.28)	(0.17)	—
From net realized gain	(0.21)	—	—	—	(0.37)
Total distributions	(0.33)	(0.98)	(0.28)	(0.17)	(0.37)
Net asset value, end of period	$8.82	$9.62	$10.68	$9.36	$9.31
Total return (%)[2,3]	(4.95)	(0.11)	17.74	2.41	(5.49)
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$174	$13	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	1.65	1.65	1.67	1.84
Expenses including reductions	1.61	1.64	1.64	1.66	1.71
Net investment income (loss)	2.81	2.60	(0.60)	(1.66)	(1.29)
Portfolio turnover (%)	0[5]	0[5]	0[5]	0[5]	0[5]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
9	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.52	$10.58	$9.27	$9.22	$10.20
Net investment income (loss)[1]	0.19	0.08	(0.13)	(0.22)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.72)	(0.23)	1.65	0.37	(0.43)
Total from investment operations	(0.53)	(0.15)	1.52	0.15	(0.61)
Less distributions
From net investment income	(0.05)	(0.91)	(0.21)	(0.10)	—
From net realized gain	(0.21)	—	—	—	(0.37)
Total distributions	(0.26)	(0.91)	(0.21)	(0.10)	(0.37)
Net asset value, end of period	$8.73	$9.52	$10.58	$9.27	$9.22
Total return (%)[2,3]	(5.64)	(0.94)	16.87	1.67	(6.22)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$3	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.36	2.40	2.40	2.42	2.59
Expenses including reductions	2.36	2.39	2.39	2.41	2.46
Net investment income (loss)	2.03	0.81	(1.24)	(2.41)	(1.93)
Portfolio turnover (%)	0[5]	0[5]	0[5]	0[5]	0[5]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	10

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.66	$10.72	$9.39	$9.35	$10.23
Net investment income (loss)[1]	0.29	0.22	(0.04)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.75)	(0.27)	1.68	0.37	(0.41)
Total from investment operations	(0.46)	(0.05)	1.64	0.24	(0.51)
Less distributions
From net investment income	(0.14)	(1.01)	(0.31)	(0.20)	—
From net realized gain	(0.21)	—	—	—	(0.37)
Total distributions	(0.35)	(1.01)	(0.31)	(0.20)	(0.37)
Net asset value, end of period	$8.85	$9.66	$10.72	$9.39	$9.35
Total return (%)[2]	(4.79)	0.17	18.08	2.59	(5.18)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,245	$749	$343	$37	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37	1.40	1.40	1.42	1.59
Expenses including reductions	1.36	1.39	1.39	1.41	1.46
Net investment income (loss)	3.01	2.33	(0.42)	(1.41)	(1.09)
Portfolio turnover (%)	0[3]	0[3]	0[3]	0[3]	0[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
11	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.67	$10.74	$9.41	$9.36	$10.23
Net investment income (loss)[1]	0.30	0.21	(0.07)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.74)	(0.26)	1.72	0.37	(0.40)
Total from investment operations	(0.44)	(0.05)	1.65	0.25	(0.50)
Less distributions
From net investment income	(0.15)	(1.02)	(0.32)	(0.20)	—
From net realized gain	(0.21)	—	—	—	(0.37)
Total distributions	(0.36)	(1.02)	(0.32)	(0.20)	(0.37)
Net asset value, end of period	$8.87	$9.67	$10.74	$9.41	$9.36
Total return (%)[2]	(4.57)	0.20	18.18	2.77	(5.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$253	$255	$207	$169	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.29	1.29	1.31	1.48
Expenses including reductions	1.25	1.28	1.28	1.30	1.34
Net investment income (loss)	3.14	2.28	(0.72)	(1.30)	(1.09)
Portfolio turnover (%)	0[3]	0[3]	0[3]	0[3]	0[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	12

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.66	$10.73	$9.40	$9.36	$10.23
Net investment income (loss)[1]	0.29	0.21	(0.08)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.73)	(0.26)	1.73	0.37	(0.43)
Total from investment operations	(0.44)	(0.05)	1.65	0.25	(0.50)
Less distributions
From net investment income	(0.15)	(1.02)	(0.32)	(0.21)	—
From net realized gain	(0.21)	—	—	—	(0.37)
Total distributions	(0.36)	(1.02)	(0.32)	(0.21)	(0.37)
Net asset value, end of period	$8.86	$9.66	$10.73	$9.40	$9.36
Total return (%)[2]	(4.67)	0.30	18.21	2.69	(5.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$343	$195	$193	$305	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.28	1.28	1.30	1.46
Expenses including reductions	1.24	1.27	1.27	1.29	1.33
Net investment income (loss)	3.12	2.26	(0.81)	(1.29)	(0.76)
Portfolio turnover (%)	0[3]	0[3]	0[3]	0[3]	0[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
13	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of October 31, 2024, the net assets of the subsidiary were $210,714,212 representing 11.3% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
| JOHN HANCOCK Diversified Macro Fund	14

supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$1,238,624,519	—	$1,238,624,519	—
Total investments in securities	$1,238,624,519	—	$1,238,624,519	—
Derivatives:
Assets
Futures	$39,687,521	$39,687,521	—	—
Forward foreign currency contracts	38,846,475	—	$38,846,475	—
Liabilities
Futures	(40,399,879)	(39,793,264)	(606,615)	—
Forward foreign currency contracts	(37,129,268)	—	(37,129,268)	—
15	JOHN HANCOCK Diversified Macro Fund |

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Consolidated statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $8,550.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Diversified Macro Fund	16

For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $43,706,381 and a long-term capital loss carryforward of $78,494,819 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$42,647,587	$75,118,014
Long-term capital gains	7,993,282	—
Total	$50,640,869	$75,118,014
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $720,514 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, foreign currency transactions, and derivative transactions.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets may be invested directly or indirectly in money market instruments and cash and cash equivalents for use as margin or collateral for these derivative instruments. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
17	JOHN HANCOCK Diversified Macro Fund |

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2024, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $5.0 billion to $5.9 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the
| JOHN HANCOCK Diversified Macro Fund	18

forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended October 31, 2024, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $1.6 billion to $5.7 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at October 31, 2024 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$4,457,508	$(26,974,617)
Currency	Receivable/payable for futures variation margin[1]	Futures	804,637	—
Commodity	Receivable/payable for futures variation margin[1]	Futures	25,237,915	(4,305,326)
Equity	Receivable/payable for futures variation margin[1]	Futures	9,187,461	(9,119,936)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	38,846,475	(37,129,268)
			$78,533,996	$(77,529,147)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement  of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$38,846,475	$(37,129,268)
Totals	$38,846,475	$(37,129,268)

19	JOHN HANCOCK Diversified Macro Fund |

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$38,846,475	$(37,129,268)	$1,717,207	—	—	$1,717,207
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2024:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(57,960,262)	—	$(57,960,262)
Currency	(607,851)	$(41,548,700)	(42,156,551)
Commodity	(44,106,417)	—	(44,106,417)
Equity	(7,789,230)	—	(7,789,230)
Total	$(110,463,760)	$(41,548,700)	$(152,012,460)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2024:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(34,558,092)	—	$(34,558,092)
Currency	336,609	$(4,973,523)	(4,636,914)
Commodity	23,170,012	—	23,170,012
Equity	262,992	—	262,992
Total	$(10,788,479)	$(4,973,523)	$(15,762,002)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK Diversified Macro Fund	20

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceed 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,712
Class C	128
Class I	82,148
Class	Expense reduction
Class R6	$20,189
Class NAV	20,022
Total	$134,199

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 1.17% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
21	JOHN HANCOCK Diversified Macro Fund |

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $33,831 for the year ended October 31, 2024. Of this amount, $5,731 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $28,100 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $2,333 and $608 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$368,704	$170,424
Class C	15,748	1,815
Class I	—	1,166,999
Class R6	—	12,237
Total	$384,452	$1,351,475
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Diversified Macro Fund	22

Note 6—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,105,075	$40,207,036	17,917,678	$166,608,538
Distributions reinvested	648,330	5,828,487	126,688	1,141,460
Repurchased	(21,192,552)	(193,555,343)	(1,240,913)	(11,627,343)
Net increase (decrease)	(16,439,147)	$(147,519,820)	16,803,453	$156,122,655
Class C shares
Sold	175,221	$1,663,413	61,549	$599,479
Distributions reinvested	1,828	16,378	11,111	99,775
Repurchased	(81,379)	(732,732)	(275,012)	(2,733,667)
Net increase (decrease)	95,670	$947,059	(202,352)	$(2,034,413)
Class I shares
Sold	95,580,667	$903,420,413	68,227,134	$636,040,940
Distributions reinvested	2,339,404	21,078,027	2,019,612	18,237,099
Repurchased	(34,806,898)	(326,282,966)	(24,720,553)	(233,237,951)
Net increase	63,113,173	$598,215,474	45,526,193	$421,040,088
Class R6 shares
Sold	7,864,072	$75,600,257	14,363,669	$138,499,975
Distributions reinvested	1,040,733	9,377,004	2,478,979	22,385,178
Repurchased	(6,731,252)	(63,864,481)	(9,737,091)	(90,537,151)
Net increase	2,173,553	$21,112,780	7,105,557	$70,348,002
Class NAV shares
Sold	21,891,568	$212,661,502	3,945,450	$37,546,843
Distributions reinvested	878,789	7,909,103	2,178,903	19,675,494
Repurchased	(4,238,561)	(41,505,352)	(3,873,700)	(37,069,674)
Net increase	18,531,796	$179,065,253	2,250,653	$20,152,663
Total net increase	67,475,045	$651,820,746	71,483,504	$665,628,995
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the year ended October 31, 2024.
23	JOHN HANCOCK Diversified Macro Fund |

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2024, funds within the John Hancock group of funds complex held 18.5% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
| JOHN HANCOCK Diversified Macro Fund	24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Macro Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated fund’s investments, of John Hancock Diversified Macro Fund and its subsidiary (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related consolidated statement of operations for the year ended October 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
25	JOHN HANCOCK DIVERSIFIED MACRO FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $7,993,282 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DIVERSIFIED MACRO FUND	26

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section1 describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Graham Capital Management, L.P. (the Subadvisor), for John Hancock Diversified Macro Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from

1The fund invests in a wholly owned subsidiary of the fund organized as a company under the laws of the Cayman Islands, Diversified Macro Offshore Subsidiary Fund, Ltd. (the “Cayman Subsidiary”). The Cayman Subsidiary has separate, equivalent agreements with the Advisor and Subadvisor. Neither the Advisor or the Subadvisor is entitled to additional compensation under its separate agreements with the Cayman Subsidiary.
27	JOHN HANCOCK DIVERSIFIED MACRO FUND |

their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
| JOHN HANCOCK DIVERSIFIED MACRO FUND	28

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period ended December 31, 2023 and for the period from July 31, 2019 through December 31, 2023, and underperformed its benchmark index for the one-year period. The Board noted that the fund outperformed the peer group median for the one- and three-year periods ended December 31, 2023 and underperformed for the period from July 31, 2019 through December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark for the three-year period and for the period from July 31, 2019 through December 31, 2023 and to the peer group median for the one- and three- year periods. The Board concluded the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are lower than the peer group median.
29	JOHN HANCOCK DIVERSIFIED MACRO FUND |

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
| JOHN HANCOCK DIVERSIFIED MACRO FUND	30

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
31	JOHN HANCOCK DIVERSIFIED MACRO FUND |

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
| JOHN HANCOCK DIVERSIFIED MACRO FUND	32

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
33	JOHN HANCOCK DIVERSIFIED MACRO FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988524	473A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value International Fund
International equity
October 31, 2024

John Hancock
Disciplined Value International Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
16	Notes to financial statements
25	Report of independent registered public accounting firm
26	Tax information
27	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 96.3%		$3,297,989,723
(Cost $3,164,768,945)
Austria 0.5%		18,342,344
ANDRITZ AG	303,817	18,342,344
Bermuda 3.5%		119,760,287
Everest Group, Ltd.	195,785	69,623,104
Hiscox, Ltd.	3,605,875	50,137,183
Brazil 0.7%		23,092,552
Banco do Brasil SA	5,070,100	23,092,552
Canada 7.6%		260,568,342
Allied Gold Corp. (A)	5,446,532	14,473,493
Cenovus Energy, Inc.	3,622,160	58,246,965
Hammond Power Solutions, Inc.	116,820	10,124,372
Kinross Gold Corp.	7,268,511	73,345,480
MEG Energy Corp.	2,609,200	47,692,132
Sandstorm Gold, Ltd.	638,546	3,870,671
Teck Resources, Ltd., Class B	1,135,185	52,815,229
China 2.1%		71,682,000
Alibaba Group Holding, Ltd.	3,992,500	48,837,518
Baidu, Inc., Class A (A)	2,002,000	22,844,482
Finland 1.5%		50,700,645
Nordea Bank ABP	4,332,753	50,700,645
France 11.0%		378,162,485
Alten SA	161,590	13,668,900
BNP Paribas SA	1,581,965	108,038,640
Bureau Veritas SA	782,196	24,807,263
Capgemini SE	281,897	48,903,671
Eiffage SA	399,824	37,213,056
Eurazeo SE	311,852	23,785,811
Rexel SA	470,021	12,949,748
SPIE SA	1,461,305	52,889,742
Vallourec SACA (A)	3,395,579	55,905,654
Germany 5.0%		171,791,415
Commerzbank AG	1,107,279	19,638,266
Evonik Industries AG	2,749,531	60,597,349
Infineon Technologies AG	926,233	29,291,747
Siemens AG	320,042	62,264,053
Ireland 1.7%		57,141,664
AIB Group PLC	2,328,637	12,483,915
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	2

	Shares	Value
Ireland (continued)
Kerry Group PLC, Class A	447,135	$44,657,749
Italy 2.9%		100,067,887
Enel SpA	9,862,726	74,799,583
Iveco Group NV	2,431,564	25,268,304
Japan 12.8%		437,261,239
Asahi Group Holdings, Ltd.	5,433,500	65,230,656
Fuji Electric Company, Ltd.	638,800	32,532,747
Honda Motor Company, Ltd.	2,315,500	23,287,245
Kansai Paint Company, Ltd.	1,913,100	31,157,989
Kyowa Kirin Company, Ltd.	1,294,100	21,329,055
Mitsubishi Chemical Group Corp.	4,990,500	26,929,186
Mitsubishi Electric Corp.	2,084,800	36,676,909
Renesas Electronics Corp.	932,500	12,493,934
Sony Group Corp.	3,388,000	59,620,387
Sugi Holdings Company, Ltd.	1,397,600	23,861,520
Sumitomo Mitsui Financial Group, Inc.	3,120,400	66,197,856
Suzuken Company, Ltd.	617,300	20,181,976
Suzuki Motor Corp.	1,789,900	17,761,779
Jordan 0.6%		19,358,632
Hikma Pharmaceuticals PLC	808,296	19,358,632
Netherlands 7.4%		252,540,813
Aalberts NV	663,549	23,944,353
Akzo Nobel NV	556,179	35,491,667
Euronext NV (B)	297,092	32,779,481
Heineken NV	401,710	32,946,900
ING Groep NV	3,476,057	58,989,978
Prosus NV (A)	1,621,757	68,388,434
Norway 0.7%		25,741,034
Norsk Hydro ASA	4,146,864	25,741,034
South Korea 5.9%		203,419,774
KB Financial Group, Inc.	518,337	33,727,570
KT Corp.	1,138,831	36,311,771
Kumho Petrochemical Company, Ltd.	202,619	20,864,646
Samsung C&T Corp.	84,074	7,098,905
Samsung Electronics Company, Ltd.	914,233	38,819,238
Samsung Fire & Marine Insurance Company, Ltd.	117,311	28,440,974
SK Hynix, Inc.	291,464	38,156,670
Spain 2.1%		70,668,856
Amadeus IT Group SA	384,793	27,894,890
Banco Bilbao Vizcaya Argentaria SA	4,296,876	42,773,966
3	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland 7.5%		$256,978,669
Glencore PLC (A)	9,087,796	47,662,497
Novartis AG	1,139,910	123,687,396
Sandoz Group AG	1,878,307	85,628,776
United Kingdom 21.9%		749,868,152
AstraZeneca PLC	586,265	83,422,238
BAE Systems PLC	5,323,905	85,807,516
Barratt Redrow PLC	8,873,527	51,125,890
Beazley PLC	7,743,251	75,483,705
BP PLC	4,893,769	23,934,677
Endeavour Mining PLC	1,324,220	29,321,437
GSK PLC	1,707,277	30,831,168
IMI PLC	1,378,963	29,371,093
Informa PLC	2,696,405	28,169,135
NatWest Group PLC	10,133,529	48,015,469
Nomad Foods, Ltd.	1,470,657	25,810,030
Shell PLC	1,022,604	34,142,203
Smith & Nephew PLC	2,459,961	30,584,419
SSE PLC	3,285,651	74,661,546
The Weir Group PLC	2,273,353	61,221,904
Travis Perkins PLC	1,164,108	12,121,405
WH Smith PLC	1,516,935	25,844,317
United States 0.9%		30,842,933
CRH PLC	323,527	30,842,933

	Yield (%)	Shares	Value
Short-term investments 2.4%			$82,697,570
(Cost $82,697,570)
Short-term funds 2.4%			82,697,570
Fidelity Government Portfolio, Institutional Class	4.7357(C)	82,697,570	82,697,570

Total investments (Cost $3,247,466,515) 98.7%	$3,380,687,293
Other assets and liabilities, net 1.3%	42,946,000
Total net assets 100.0%	$3,423,633,293

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 10-31-24.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $3,251,258,032. Net unrealized appreciation aggregated to $129,429,261, of which $266,645,761 related to gross unrealized appreciation and $137,216,500 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	4

The fund had the following sector composition as a percentage of net assets on 10-31-24:
Financials	21.7%
Industrials	15.6%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.4%
Energy	6.4%
Consumer staples	5.6%
Information technology	5.3%
Utilities	4.4%
Communication services	2.6%
Short-term investments and other	3.7%
TOTAL	100.0%
5	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $3,247,466,515)	$3,380,687,293
Foreign currency, at value (Cost $4,104,262)	4,111,878
Dividends and interest receivable	14,179,720
Receivable for fund shares sold	6,935,420
Receivable for investments sold	28,723,689
Receivable for securities lending income	13,460
Other assets	280,336
Total assets	3,434,931,796
Liabilities
Payable for investments purchased	10,048,761
Payable for fund shares repurchased	630,173
Payable to affiliates
Accounting and legal services fees	164,223
Transfer agent fees	118,819
Distribution and service fees	1,355
Trustees’ fees	2,385
Other liabilities and accrued expenses	332,787
Total liabilities	11,298,503
Net assets	$3,423,633,293
Net assets consist of
Paid-in capital	$3,192,069,542
Total distributable earnings (loss)	231,563,751
Net assets	$3,423,633,293

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($200,206,631 ÷ 13,024,593 shares)[1]	$15.37
Class C ($4,698,172 ÷ 307,593 shares)[1]	$15.27
Class I ($940,992,905 ÷ 61,038,793 shares)	$15.42
Class R2 ($5,840,999 ÷ 379,408 shares)	$15.40
Class R4 ($781,921 ÷ 50,794 shares)	$15.39
Class R6 ($836,650,763 ÷ 54,235,926 shares)	$15.43
Class NAV ($1,434,461,902 ÷ 93,023,950 shares)	$15.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	6

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$98,963,361
Interest	161,522
Securities lending	200,620
Less foreign taxes withheld	(8,987,286)
Total investment income	90,338,217
Expenses
Investment management fees	21,665,285
Distribution and service fees	542,037
Accounting and legal services fees	593,623
Transfer agent fees	1,125,423
Trustees’ fees	63,928
Custodian fees	827,112
State registration fees	210,276
Printing and postage	120,734
Professional fees	219,350
Other	118,944
Total expenses	25,486,712
Less expense reductions	(253,939)
Net expenses	25,232,773
Net investment income	65,105,444
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	304,815,559
Affiliated investments	7,685
304,823,244
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	127,516,291
Affiliated investments	135
127,516,426
Net realized and unrealized gain	432,339,670
Increase in net assets from operations	$497,445,114
7	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$65,105,444	$54,928,705
Net realized gain	304,823,244	166,435,766
Change in net unrealized appreciation (depreciation)	127,516,426	94,686,788
Increase in net assets resulting from operations	497,445,114	316,051,259
Distributions to shareholders
From earnings
Class A	(11,023,867)	(2,524,753)
Class C	(331,312)	(80,076)
Class I	(40,380,993)	(6,358,018)
Class R2	(363,337)	(120,448)
Class R4	(29,653)	(3,871)
Class R6	(41,291,311)	(10,877,291)
Class NAV	(100,527,494)	(33,875,441)
Total distributions	(193,947,967)	(53,839,898)
From fund share transactions	607,181,725	355,013,543
Total increase	910,678,872	617,224,904
Net assets
Beginning of year	2,512,954,421	1,895,729,517
End of year	$3,423,633,293	$2,512,954,421
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	8

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.81	$12.11	$14.54	$10.57	$12.21
Net investment income[1]	0.27	0.27	0.26	0.33	0.16
Net realized and unrealized gain (loss) on investments	2.29	1.72	(2.25)	3.80	(1.53)
Total from investment operations	2.56	1.99	(1.99)	4.13	(1.37)
Less distributions
From net investment income	(0.25)	(0.23)	(0.44)	(0.16)	(0.27)
From net realized gain	(0.75)	(0.06)	—	—	—
Total distributions	(1.00)	(0.29)	(0.44)	(0.16)	(0.27)
Net asset value, end of period	$15.37	$13.81	$12.11	$14.54	$10.57
Total return (%)[2,3]	19.09	16.60	(14.05)	39.23	(11.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$200	$146	$105	$118	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.17	1.20	1.20	1.23
Expenses including reductions	1.12	1.16	1.19	1.19	1.23
Net investment income	1.77	1.93	1.95	2.35	1.42
Portfolio turnover (%)	91	71	70	76	99[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
9	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.72	$12.04	$14.45	$10.51	$12.16
Net investment income[1]	0.15	0.16	0.16	0.22	0.07
Net realized and unrealized gain (loss) on investments	2.30	1.71	(2.24)	3.79	(1.54)
Total from investment operations	2.45	1.87	(2.08)	4.01	(1.47)
Less distributions
From net investment income	(0.15)	(0.13)	(0.33)	(0.07)	(0.18)
From net realized gain	(0.75)	(0.06)	—	—	—
Total distributions	(0.90)	(0.19)	(0.33)	(0.07)	(0.18)
Net asset value, end of period	$15.27	$13.72	$12.04	$14.45	$10.51
Total return (%)[2,3]	18.26	15.64	(14.67)	38.27	(12.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.92	1.95	1.95	1.98
Expenses including reductions	1.87	1.91	1.94	1.94	1.98
Net investment income	0.97	1.17	1.22	1.58	0.63
Portfolio turnover (%)	91	71	70	76	99[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	10

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.84	$12.14	$14.58	$10.59	$12.24
Net investment income[1]	0.31	0.33	0.28	0.36	0.19
Net realized and unrealized gain (loss) on investments	2.31	1.69	(2.25)	3.81	(1.54)
Total from investment operations	2.62	2.02	(1.97)	4.17	(1.35)
Less distributions
From net investment income	(0.29)	(0.26)	(0.47)	(0.18)	(0.30)
From net realized gain	(0.75)	(0.06)	—	—	—
Total distributions	(1.04)	(0.32)	(0.47)	(0.18)	(0.30)
Net asset value, end of period	$15.42	$13.84	$12.14	$14.58	$10.59
Total return (%)[2]	19.42	16.85	(13.79)	39.55	(11.36)
Ratios and supplemental data
Net assets, end of period (in millions)	$941	$512	$112	$69	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.92	0.95	0.95	0.98
Expenses including reductions	0.87	0.91	0.94	0.94	0.98
Net investment income	2.03	2.29	2.13	2.57	1.62
Portfolio turnover (%)	91	71	70	76	99[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
11	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.82	$12.12	$14.55	$10.58	$12.22
Net investment income[1]	0.25	0.25	0.09	0.31	0.15
Net realized and unrealized gain (loss) on investments	2.31	1.72	(2.10)	3.80	(1.53)
Total from investment operations	2.56	1.97	(2.01)	4.11	(1.38)
Less distributions
From net investment income	(0.23)	(0.21)	(0.42)	(0.14)	(0.26)
From net realized gain	(0.75)	(0.06)	—	—	—
Total distributions	(0.98)	(0.27)	(0.42)	(0.14)	(0.26)
Net asset value, end of period	$15.40	$13.82	$12.12	$14.55	$10.58
Total return (%)[2]	18.98	16.40	(14.12)	39.06	(11.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$5	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.30	1.33	1.29	1.32
Expenses including reductions	1.25	1.29	1.32	1.28	1.32
Net investment income	1.63	1.76	0.71	2.26	1.30
Portfolio turnover (%)	91	71	70	76	99[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	12

CLASS R4 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.82	$12.12	$14.55	$10.58	$12.22
Net investment income[1]	0.30	0.29	0.27	0.34	0.18
Net realized and unrealized gain (loss) on investments	2.29	1.71	(2.25)	3.80	(1.54)
Total from investment operations	2.59	2.00	(1.98)	4.14	(1.36)
Less distributions
From net investment income	(0.27)	(0.24)	(0.45)	(0.17)	(0.28)
From net realized gain	(0.75)	(0.06)	—	—	—
Total distributions	(1.02)	(0.30)	(0.45)	(0.17)	(0.28)
Net asset value, end of period	$15.39	$13.82	$12.12	$14.55	$10.58
Total return (%)[2]	19.28	16.70	(13.94)	39.33	(11.44)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.15	1.20	1.20	1.21
Expenses including reductions	1.00	1.05	1.09	1.09	1.11
Net investment income	1.95	2.04	2.03	2.45	1.68
Portfolio turnover (%)	91	71	70	76	99[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
13	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.85	$12.15	$14.58	$10.59	$12.24
Net investment income[1]	0.33	0.33	0.30	0.38	0.20
Net realized and unrealized gain (loss) on investments	2.30	1.71	(2.24)	3.81	(1.54)
Total from investment operations	2.63	2.04	(1.94)	4.19	(1.34)
Less distributions
From net investment income	(0.30)	(0.28)	(0.49)	(0.20)	(0.31)
From net realized gain	(0.75)	(0.06)	—	—	—
Total distributions	(1.05)	(0.34)	(0.49)	(0.20)	(0.31)
Net asset value, end of period	$15.43	$13.85	$12.15	$14.58	$10.59
Total return (%)[2]	19.53	16.95	(13.68)	39.77	(11.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$837	$523	$391	$382	$287
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.80	0.85	0.85	0.87
Expenses including reductions	0.76	0.80	0.84	0.84	0.86
Net investment income	2.12	2.31	2.27	2.74	1.86
Portfolio turnover (%)	91	71	70	76	99[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	14

CLASS NAV SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$13.85	$12.14	$14.58	$10.59	$12.24
Net investment income[1]	0.33	0.32	0.31	0.38	0.20
Net realized and unrealized gain (loss) on investments	2.30	1.73	(2.26)	3.81	(1.54)
Total from investment operations	2.63	2.05	(1.95)	4.19	(1.34)
Less distributions
From net investment income	(0.31)	(0.28)	(0.49)	(0.20)	(0.31)
From net realized gain	(0.75)	(0.06)	—	—	—
Total distributions	(1.06)	(0.34)	(0.49)	(0.20)	(0.31)
Net asset value, end of period	$15.42	$13.85	$12.14	$14.58	$10.59
Total return (%)[2]	19.54	17.06	(13.75)	39.80	(11.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,434	$1,321	$1,277	$1,655	$1,254
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.80	0.84	0.84	0.86
Expenses including reductions	0.75	0.79	0.83	0.83	0.85
Net investment income	2.13	2.28	2.34	2.73	1.82
Portfolio turnover (%)	91	71	70	76	99[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
15	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Disciplined Value International Fund	16

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$18,342,344	—	$18,342,344	—
Bermuda	119,760,287	$69,623,104	50,137,183	—
Brazil	23,092,552	23,092,552	—	—
Canada	260,568,342	260,568,342	—	—
China	71,682,000	—	71,682,000	—
Finland	50,700,645	—	50,700,645	—
France	378,162,485	—	378,162,485	—
Germany	171,791,415	—	171,791,415	—
Ireland	57,141,664	—	57,141,664	—
Italy	100,067,887	—	100,067,887	—
Japan	437,261,239	—	437,261,239	—
Jordan	19,358,632	—	19,358,632	—
Netherlands	252,540,813	—	252,540,813	—
Norway	25,741,034	—	25,741,034	—
South Korea	203,419,774	—	203,419,774	—
Spain	70,668,856	—	70,668,856	—
Switzerland	256,978,669	—	256,978,669	—
United Kingdom	749,868,152	55,131,467	694,736,685	—
United States	30,842,933	—	30,842,933	—
Short-term investments	82,697,570	82,697,570	—	—
Total investments in securities	$3,380,687,293	$491,113,035	$2,889,574,258	—
17	JOHN HANCOCK Disciplined Value International Fund |

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of October 31, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
| JOHN HANCOCK Disciplined Value International Fund	18

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $13,657.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $132,784,073 and a long-term capital loss carryforward of $107,872,850 available to offset future net realized capital gains. These carryforwards do not expire.
Due to merger activity in year 2020, the total capital loss carryforward as of October 31, 2024, is limited to $2,610,689 each fiscal year due to IRC Section 382 limitation. Any unused portion of this limitation will carryforward to the following fiscal years.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$90,169,062	$44,712,494
Long-term capital gains	103,778,905	9,127,404
19	JOHN HANCOCK Disciplined Value International Fund |

	October 31, 2024	October 31, 2023
Total	$193,947,967	$53,839,898
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $84,350,829 of undistributed ordinary income and $258,625,882 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.750% of the first $500 million of aggregate average daily net assets, (b) 0.720% of the next $500 million of aggregate average daily net assets, (c) 0.690% of the next $1 billion of aggregate average daily net assets, (d) 0.670% of the next $1 billion of aggregate average daily net assets, (e) 0.660% of the next $2 billion of aggregate average daily net assets, and (f) 0.650% of aggregate average daily net assets in excess of $5 billion. Aggregate net assets include the net assets of the fund, Disciplined Value International Trust (a series of John Hancock Variable Insurance Trust), Manulife Boston Partners International Equity Fund (Canada), the portion of the net assets of Manulife Balanced Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of MLI Pension Plus Growth Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of Manulife MIM Diversified Fund (Canada) invested in Boston Partners International Equity Fund (Canada), and the portion of the net assets of Manulife Diversified Tri-Plan Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada). The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK Disciplined Value International Fund	20

fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.88% of average daily net assets excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This expense limitation expired on February 28, 2024.
Additionally, the Advisor contractually agreed to waive and/or reimburse expenses for Class I and Class R6 shares of the fund to the extent they exceed 0.98% and 0.88% of the respective class’s average daily net assets. This expense limitation excluded taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, borrowing costs, prime brokerage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. This waiver expired on February 28, 2024.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$14,816
Class C	417
Class I	61,606
Class R2	479
Class	Expense reduction
Class R4	$54
Class R6	56,969
Class NAV	118,939
Total	$253,280

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.68% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
21	JOHN HANCOCK Disciplined Value International Fund |

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $659 for Class R4 shares for the year ended October 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $126,856 for the year ended October 31, 2024. Of this amount, $21,747 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $105,109 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $4,286 and $449 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$458,490	$211,593
Class C	51,997	6,003
Class I	—	873,681
Class R2	29,277	289
Class R4	2,273	31
Class R6	—	33,826
Total	$542,037	$1,125,423
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Disciplined Value International Fund	22

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$24,325,000	4	5.807%	$15,695
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,690,733	$56,314,637	3,081,171	$43,845,643
Distributions reinvested	764,127	10,942,298	193,743	2,501,228
Repurchased	(2,031,791)	(30,923,881)	(1,329,421)	(18,743,534)
Net increase	2,423,069	$36,333,054	1,945,493	$27,603,337
Class C shares
Sold	66,156	$979,554	117,055	$1,621,132
Distributions reinvested	23,136	331,312	6,203	80,076
Repurchased	(170,408)	(2,531,967)	(142,035)	(2,013,249)
Net decrease	(81,116)	$(1,221,101)	(18,777)	$(312,041)
Class I shares
Sold	32,575,147	$498,618,214	33,879,247	$475,105,619
Distributions reinvested	2,808,366	40,243,890	492,244	6,354,871
Repurchased	(11,336,759)	(172,760,460)	(6,631,965)	(94,855,379)
Net increase	24,046,754	$366,101,644	27,739,526	$386,605,111
Class R2 shares
Sold	19,780	$301,833	24,604	$351,389
Distributions reinvested	25,320	363,337	9,308	120,448
Repurchased	(46,541)	(719,802)	(103,649)	(1,415,092)
Net decrease	(1,441)	$(54,632)	(69,737)	$(943,255)
Class R4 shares
Sold	38,753	$571,868	913	$12,963
Distributions reinvested	2,071	29,653	300	3,871
Repurchased	(2,307)	(34,201)	(2,168)	(30,922)
Net increase (decrease)	38,517	$567,320	(955)	$(14,088)
23	JOHN HANCOCK Disciplined Value International Fund |

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	22,017,726	$338,432,040	12,738,220	$182,087,051
Distributions reinvested	2,882,724	41,280,611	842,541	10,877,205
Repurchased	(8,407,613)	(127,964,523)	(8,018,801)	(114,440,497)
Net increase	16,492,837	$251,748,128	5,561,960	$78,523,759
Class NAV shares
Sold	3,804,592	$57,699,009	6,173,093	$88,180,881
Distributions reinvested	7,020,077	100,527,494	2,626,003	33,875,441
Repurchased	(13,205,484)	(204,519,191)	(18,567,568)	(258,505,602)
Net decrease	(2,380,815)	$(46,292,688)	(9,768,472)	$(136,449,280)
Total net increase	40,537,805	$607,181,725	25,389,038	$355,013,543
Affiliates of the fund owned 83% of shares of Class NAV on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,207,622,709 and $2,758,369,157, respectively, for the year ended October 31, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2024, funds within the John Hancock group of funds complex held 33.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.2%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$16,004,545	$534,530,579	$(550,542,944)	$7,685	$135	$200,620	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Disciplined Value International Fund	24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Disciplined Value International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value International Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
25	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $93,634,149. The fund intends to pass through foreign tax credits of $7,878,330.
The fund paid $119,025,138 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	26

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value International Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
27	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	28

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted that the fund outperformed its benchmark index and the peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment
29	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	30

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
31	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	32

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
33	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988510	455A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Equity Fund
International equity
October 31, 2024

John Hancock
Emerging Markets Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 93.4%		$1,370,164,289
(Cost $1,019,311,153)
Brazil 4.5%		65,990,766
Banco BTG Pactual SA	2,802,400	15,764,682
Raia Drogasil SA	4,252,100	17,903,114
TOTVS SA	2,100,300	10,841,383
WEG SA	1,561,600	14,616,786
XP, Inc., Class A	393,173	6,864,801
China 23.6%		345,581,666
Beijing Kingsoft Office Software, Inc., Class A	266,221	9,624,677
Centre Testing International Group Company, Ltd., Class A	11,341,308	21,998,590
Kanzhun, Ltd., ADR	983,702	14,312,864
Kingsoft Corp., Ltd.	3,396,800	11,706,213
Kweichow Moutai Company, Ltd., Class A	123,576	26,541,652
Meituan, Class B (A)(B)	2,740,290	64,754,075
NARI Technology Company, Ltd., Class A	9,277,586	33,900,050
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	194,728	7,295,651
Shenzhou International Group Holdings, Ltd.	1,201,600	9,278,768
Tencent Holdings, Ltd.	1,785,800	93,115,419
Tencent Music Entertainment Group, ADR	1,360,509	15,142,465
Trip.com Group, Ltd. (B)	589,100	37,911,242
Greece 2.8%		40,795,758
National Bank of Greece SA	2,842,984	22,273,970
Piraeus Financial Holdings SA	4,915,770	18,521,788
Hong Kong 1.8%		25,661,085
AIA Group, Ltd.	3,251,400	25,661,085
India 23.4%		343,958,338
Coforge, Ltd.	162,773	14,631,407
HDFC Bank, Ltd.	2,072,451	42,564,276
ICICI Bank, Ltd.	1,749,244	26,885,573
KEI Industries, Ltd.	333,150	15,981,111
KPIT Technologies, Ltd.	662,022	10,912,876
Mahindra & Mahindra, Ltd.	1,035,400	33,714,383
MakeMyTrip, Ltd. (B)	344,074	34,920,070
Max Healthcare Institute, Ltd.	1,629,610	19,621,370
PB Fintech, Ltd. (B)	1,206,704	24,249,667
Reliance Industries, Ltd.	1,925,856	30,450,445
Tata Consultancy Services, Ltd.	599,822	28,260,459
Tata Consumer Products, Ltd.	1,426,341	16,966,938
The Indian Hotels Company, Ltd.	1,066,643	8,549,202
United Spirits, Ltd.	1,052,281	18,120,671
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	2

	Shares	Value
India (continued)
Zomato, Ltd. (B)	6,325,763	$18,129,890
Indonesia 3.5%		50,974,615
Bank Central Asia Tbk PT	43,340,800	28,257,304
Sumber Alfaria Trijaya Tbk PT	107,578,200	22,717,311
Mexico 3.0%		43,883,485
BBB Foods, Inc., Class A (B)	329,156	10,513,243
Grupo Financiero Banorte SAB de CV, Series O	3,000,300	20,939,648
Wal-Mart de Mexico SAB de CV	4,501,900	12,430,594
Netherlands 1.8%		26,473,494
Prosus NV (B)	627,790	26,473,494
Peru 1.5%		21,581,693
Credicorp, Ltd.	117,209	21,581,693
Poland 1.9%		28,287,899
Bank Polska Kasa Opieki SA	372,957	13,048,368
Dino Polska SA (A)(B)	183,486	15,239,531
Russia 0.0%		0
Sberbank of Russia PJSC, ADR (B)(C)	558,398	0
Saudi Arabia 1.0%		15,361,287
Saudi Tadawul Group Holding Company	242,625	15,361,287
South Korea 2.1%		31,375,071
SK Hynix, Inc.	239,662	31,375,071
Taiwan 15.5%		227,301,956
ASE Technology Holding Company, Ltd.	4,598,000	21,683,234
eMemory Technology, Inc.	380,000	36,949,252
MediaTek, Inc.	544,000	21,176,940
Taiwan Semiconductor Manufacturing Company, Ltd.	4,168,000	130,706,346
Yageo Corp.	986,934	16,786,184
United Kingdom 1.6%		23,379,193
Anglo American PLC	754,153	23,379,193
Uruguay 5.4%		79,557,983
Globant SA (B)	189,887	39,855,382

MercadoLibre, Inc. (B)	19,489	39,702,601
Preferred securities 5.6%		$82,191,963
(Cost $65,246,590)
Brazil 1.5%		21,799,888
Itau Unibanco Holding SA	3,598,600	21,799,888
3	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea 4.1%		$60,392,075
Samsung Electronics Company, Ltd.	1,755,569	60,392,075

	Yield (%)	Shares	Value
Short-term investments 1.8%			$26,698,571
(Cost $26,698,571)
Short-term funds 1.8%			26,698,571
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.6686(D)	26,698,571	26,698,571

Total investments (Cost $1,111,256,314) 100.8%	$1,479,054,823
Other assets and liabilities, net (0.8%)	(11,543,955)
Total net assets 100.0%	$1,467,510,868

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 10-31-24.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $1,125,748,636. Net unrealized appreciation aggregated to $353,306,187, of which $402,176,190 related to gross unrealized appreciation and $48,870,003 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 10-31-24:
Information technology	29.5%
Financials	20.7%
Consumer discretionary	18.6%
Consumer staples	9.6%
Communication services	9.2%
Industrials	5.9%
Energy	2.1%
Health care	1.8%
Materials	1.6%
Short-term investments and other	1.0%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $1,111,256,314)	$1,479,054,823
Foreign currency, at value (Cost $308,472)	308,137
Dividends and interest receivable	930,715
Receivable for fund shares sold	198,116
Other assets	155,010
Total assets	1,480,646,801
Liabilities
Foreign capital gains tax payable	12,660,769
Payable for fund shares repurchased	112,284
Payable to affiliates
Accounting and legal services fees	69,044
Transfer agent fees	7,031
Distribution and service fees	20
Trustees’ fees	1,406
Other liabilities and accrued expenses	285,379
Total liabilities	13,135,933
Net assets	$1,467,510,868
Net assets consist of
Paid-in capital	$1,582,709,311
Total distributable earnings (loss)	(115,198,443)
Net assets	$1,467,510,868

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($24,238,553 ÷ 2,508,175 shares)[1]	$9.66
Class C ($365,355 ÷ 39,204 shares)[1]	$9.32
Class I ($41,540,608 ÷ 4,280,792 shares)	$9.70
Class R2 ($107,341 ÷ 11,106 shares)	$9.67
Class R4 ($57,480 ÷ 5,931 shares)	$9.69
Class R6 ($56,815,304 ÷ 5,848,275 shares)	$9.71
Class NAV ($1,344,386,227 ÷ 138,441,458 shares)	$9.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$31,993,420
Interest	6,377
Less foreign taxes withheld	(2,485,160)
Total investment income	29,514,637
Expenses
Investment management fees	14,535,045
Distribution and service fees	78,590
Accounting and legal services fees	294,498
Transfer agent fees	118,532
Trustees’ fees	32,754
Custodian fees	837,531
State registration fees	105,197
Printing and postage	52,087
Professional fees	132,711
Other	86,209
Total expenses	16,273,154
Less expense reductions	(2,418,111)
Net expenses	13,855,043
Net investment income	15,659,594
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(39,315,218)[1]
(39,315,218)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	298,900,347[2]
298,900,347
Net realized and unrealized gain	259,585,129
Increase in net assets from operations	$275,244,723

[1]	Net of foreign capital gains taxes of $(5,620,729).
[2]	Net of $10,452,480 increase in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$15,659,594	$19,472,523
Net realized loss	(39,315,218)	(226,271,376)
Change in net unrealized appreciation (depreciation)	298,900,347	342,606,716
Increase in net assets resulting from operations	275,244,723	135,807,863
Distributions to shareholders
From earnings
Class A	(311,190)	(201,547)
Class C	(2,427)	(780)
Class I	(1,599,270)	(3,585,044)
Class R2	(592)	(337)
Class R4	(793)	(609)
Class R6	(856,429)	(590,189)
Class NAV	(23,170,569)	(19,320,958)
Total distributions	(25,941,270)	(23,699,464)
From fund share transactions	(241,376,162)	(320,084,551)
Total increase (decrease)	7,927,291	(207,976,152)
Net assets
Beginning of year	1,459,583,577	1,667,559,729
End of year	$1,467,510,868	$1,459,583,577
7	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.23	$7.82	$14.45	$12.99	$10.95
Net investment income[1]	0.06	0.07	0.08	0.06	—[2]
Net realized and unrealized gain (loss) on investments	1.48	0.42	(5.35)	1.96	2.27
Total from investment operations	1.54	0.49	(5.27)	2.02	2.27
Less distributions
From net investment income	(0.11)	(0.08)	—	(0.07)	(0.23)
From net realized gain	—	—	(1.36)	(0.49)	—
Total distributions	(0.11)	(0.08)	(1.36)	(0.56)	(0.23)
Net asset value, end of period	$9.66	$8.23	$7.82	$14.45	$12.99
Total return (%)[3,4]	18.74	6.31	(39.72)	15.37	21.04
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$23	$20	$22	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	1.47	1.43	1.40	1.44
Expenses including reductions	1.31	1.32	1.27	1.24	1.43
Net investment income	0.62	0.78	0.78	0.41	0.02
Portfolio turnover (%)	46	37	27	46	54

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	8

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$7.94	$7.54	$14.07	$12.69	$10.71
Net investment loss[1]	(0.01)	—[2]	—[2]	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	1.44	0.41	(5.17)	1.92	2.22
Total from investment operations	1.43	0.41	(5.17)	1.87	2.14
Less distributions
From net investment income	(0.05)	(0.01)	—	—	(0.16)
From net realized gain	—	—	(1.36)	(0.49)	—
Total distributions	(0.05)	(0.01)	(1.36)	(0.49)	(0.16)
Net asset value, end of period	$9.32	$7.94	$7.54	$14.07	$12.69
Total return (%)[3,4]	18.07	5.44	(40.12)	14.56	20.26
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17	2.17	2.13	2.10	2.14
Expenses including reductions	2.01	2.02	1.97	1.94	2.13
Net investment loss	(0.09)	(0.02)	(0.04)	(0.36)	(0.70)
Portfolio turnover (%)	46	37	27	46	54

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Less than $500,000.
9	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.27	$7.86	$14.50	$13.03	$10.98
Net investment income[1]	0.08	0.08	0.11	0.08	0.01
Net realized and unrealized gain (loss) on investments	1.49	0.44	(5.36)	1.98	2.30
Total from investment operations	1.57	0.52	(5.25)	2.06	2.31
Less distributions
From net investment income	(0.14)	(0.11)	(0.03)	(0.10)	(0.26)
From net realized gain	—	—	(1.36)	(0.49)	—
Total distributions	(0.14)	(0.11)	(1.39)	(0.59)	(0.26)
Net asset value, end of period	$9.70	$8.27	$7.86	$14.50	$13.03
Total return (%)[2]	19.15	6.49	(39.50)	15.69	21.51
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$105	$268	$67	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.17	1.13	1.10	1.14
Expenses including reductions	1.01	1.01	0.97	0.94	1.12
Net investment income	0.83	0.85	1.08	0.51	0.07
Portfolio turnover (%)	46	37	27	46	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	10

CLASS R2 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.25	$7.82	$14.45	$12.98	$10.95
Net investment income[1]	0.07	0.08	0.08	0.06	0.01
Net realized and unrealized gain (loss) on investments	1.48	0.42	(5.35)	1.97	2.26
Total from investment operations	1.55	0.50	(5.27)	2.03	2.27
Less distributions
From net investment income	(0.13)	(0.07)	—	(0.07)	(0.24)
From net realized gain	—	—	(1.36)	(0.49)	—
Total distributions	(0.13)	(0.07)	(1.36)	(0.56)	(0.24)
Net asset value, end of period	$9.67	$8.25	$7.82	$14.45	$12.98
Total return (%)[2]	18.89	6.39	(39.76)	15.57	21.15
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	1.32	1.47	1.29	1.42
Expenses including reductions	1.31	1.16	1.31	1.13	1.40
Net investment income	0.78	0.92	0.73	0.42	0.05
Portfolio turnover (%)	46	37	27	46	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
11	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.26	$7.85	$14.48	$13.02	$10.97
Net investment income[1]	0.08	0.09	0.09	0.07	0.03
Net realized and unrealized gain (loss) on investments	1.48	0.42	(5.34)	1.98	2.27
Total from investment operations	1.56	0.51	(5.25)	2.05	2.30
Less distributions
From net investment income	(0.13)	(0.10)	(0.02)	(0.10)	(0.25)
From net realized gain	—	—	(1.36)	(0.49)	—
Total distributions	(0.13)	(0.10)	(1.38)	(0.59)	(0.25)
Net asset value, end of period	$9.69	$8.26	$7.85	$14.48	$13.02
Total return (%)[2]	19.09	6.41	(39.56)	15.66	21.47
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	1.34	1.31	1.27	1.29
Expenses including reductions	1.08	1.08	1.05	1.02	1.17
Net investment income	0.85	0.98	0.88	0.45	0.26
Portfolio turnover (%)	46	37	27	46	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	12

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.28	$7.87	$14.52	$13.04	$10.99
Net investment income[1]	0.10	0.11	0.12	0.15	0.05
Net realized and unrealized gain (loss) on investments	1.48	0.42	(5.37)	1.94	2.27
Total from investment operations	1.58	0.53	(5.25)	2.09	2.32
Less distributions
From net investment income	(0.15)	(0.12)	(0.04)	(0.12)	(0.27)
From net realized gain	—	—	(1.36)	(0.49)	—
Total distributions	(0.15)	(0.12)	(1.40)	(0.61)	(0.27)
Net asset value, end of period	$9.71	$8.28	$7.87	$14.52	$13.04
Total return (%)[2]	19.38	6.60	(39.44)	15.86	21.61
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$48	$40	$43	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.06	1.02	0.99	1.03
Expenses including reductions	0.90	0.90	0.87	0.84	1.02
Net investment income	1.03	1.19	1.19	0.97	0.48
Portfolio turnover (%)	46	37	27	46	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.27	$7.86	$14.51	$13.04	$10.99
Net investment income[1]	0.10	0.11	0.12	0.10	0.05
Net realized and unrealized gain (loss) on investments	1.49	0.42	(5.36)	1.98	2.27
Total from investment operations	1.59	0.53	(5.24)	2.08	2.32
Less distributions
From net investment income	(0.15)	(0.12)	(0.05)	(0.12)	(0.27)
From net realized gain	—	—	(1.36)	(0.49)	—
Total distributions	(0.15)	(0.12)	(1.41)	(0.61)	(0.27)
Net asset value, end of period	$9.71	$8.27	$7.86	$14.51	$13.04
Total return (%)[2]	19.27	6.75	(39.46)	15.79	21.62
Ratios and supplemental data
Net assets, end of period (in millions)	$1,344	$1,283	$1,339	$1,982	$1,830
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.06	1.01	0.98	1.02
Expenses including reductions	0.89	0.90	0.86	0.83	1.00
Net investment income	1.04	1.17	1.16	0.65	0.46
Portfolio turnover (%)	46	37	27	46	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Emerging Markets Equity Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$65,990,766	$65,990,766	—	—
China	345,581,666	29,455,329	$316,126,337	—
Greece	40,795,758	—	40,795,758	—
Hong Kong	25,661,085	—	25,661,085	—
India	343,958,338	34,920,070	309,038,268	—
Indonesia	50,974,615	—	50,974,615	—
Mexico	43,883,485	43,883,485	—	—
Netherlands	26,473,494	—	26,473,494	—
Peru	21,581,693	21,581,693	—	—
Poland	28,287,899	—	28,287,899	—
Russia	—	—	—	—
Saudi Arabia	15,361,287	—	15,361,287	—
South Korea	31,375,071	—	31,375,071	—
Taiwan	227,301,956	—	227,301,956	—
United Kingdom	23,379,193	—	23,379,193	—
Uruguay	79,557,983	79,557,983	—	—
Preferred securities
Brazil	21,799,888	21,799,888	—	—
South Korea	60,392,075	—	60,392,075	—
Short-term investments	26,698,571	26,698,571	—	—
Total investments in securities	$1,479,054,823	$323,887,785	$1,155,167,038	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
| JOHN HANCOCK Emerging Markets Equity Fund	16

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
17	JOHN HANCOCK Emerging Markets Equity Fund |

portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $7,682.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $227,130,819 and a long-term capital loss carryforward of $234,998,294 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$25,941,270	$23,699,464
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $6,324,503 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, foreign capital gain tax and corporate actions.
| JOHN HANCOCK Emerging Markets Equity Fund	18

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.15% of the fund’s average daily net assets. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$39,061
Class C	616
Class I	118,085
Class R2	161
Class	Expense reduction
Class R4	$86
Class R6	86,802
Class NAV	2,173,245
Total	$2,418,056

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
19	JOHN HANCOCK Emerging Markets Equity Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $55 for Class R4 shares for the year ended October 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $19,989 for the year ended October 31, 2024. Of this amount, $3,357 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $16,632 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $647 and $4 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Emerging Markets Equity Fund	20

Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$74,124	$28,522
Class C	3,896	450
Class I	—	86,883
Class R2	417	5
Class R4	153	3
Class R6	—	2,669
Total	$78,590	$118,532
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$12,950,000	8	5.81%	$(16,715)
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	531,771	$4,861,243	873,733	$7,865,242
Distributions reinvested	35,105	310,680	23,043	201,391
Repurchased	(867,550)	(7,972,650)	(632,019)	(5,618,504)
Net increase (decrease)	(300,674)	$(2,800,727)	264,757	$2,448,129
Class C shares
Sold	10,100	$90,316	5,693	$49,214
Distributions reinvested	283	2,427	92	780
Repurchased	(19,301)	(171,372)	(49,115)	(424,091)
Net decrease	(8,918)	$(78,629)	(43,330)	$(374,097)
21	JOHN HANCOCK Emerging Markets Equity Fund |

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,517,769	$22,586,877	4,348,106	$39,034,256
Distributions reinvested	180,297	1,599,235	409,719	3,585,044
Repurchased	(11,102,034)	(103,901,577)	(26,163,445)	(231,975,356)
Net decrease	(8,403,968)	$(79,715,465)	(21,405,620)	$(189,356,056)
Class R2 shares
Sold	10,690	$98,099	123	$1,092
Distributions reinvested	7	58	3	26
Repurchased	(4,204)	(39,621)	(244)	(2,158)
Net increase (decrease)	6,493	$58,536	(118)	$(1,040)
Class R4 shares
Sold	51	$461	639	$5,704
Distributions reinvested	26	230	22	195
Repurchased	(32)	(295)	(902)	(8,151)
Net increase (decrease)	45	$396	(241)	$(2,252)
Class R6 shares
Sold	2,144,540	$19,667,248	2,178,412	$19,600,112
Distributions reinvested	96,553	856,429	67,450	590,189
Repurchased	(2,162,716)	(19,929,227)	(1,526,609)	(13,620,057)
Net increase	78,377	$594,450	719,253	$6,570,244
Class NAV shares
Sold	2,016,044	$18,784,280	4,728,780	$42,838,533
Distributions reinvested	2,612,240	23,170,569	2,208,110	19,320,958
Repurchased	(21,273,578)	(201,389,572)	(22,170,288)	(201,528,970)
Net decrease	(16,645,294)	$(159,434,723)	(15,233,398)	$(139,369,479)
Total net decrease	(25,273,939)	$(241,376,162)	(35,698,697)	$(320,084,551)
Affiliates of the fund owned 71%, 3% and 100% of shares of Class R4, Class R6 and Class NAV, respectively, on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $694,202,170 and $971,431,518, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
| JOHN HANCOCK Emerging Markets Equity Fund	22

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2024, funds within the John Hancock group of funds complex held 91.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.4%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	15.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	12.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.3%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	7.4%
23	JOHN HANCOCK Emerging Markets Equity Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Emerging Markets Equity Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $36,393,562. The fund intends to pass through foreign tax credits of $7,508,100.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with  Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024  meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	26

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
27	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index and peer group median for the one-, three-, and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	28

the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
29	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	30

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
31	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988536	456A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Seaport Long/Short Fund
Alternative
October 31, 2024

John Hancock
Seaport Long/Short Fund

2	Fund’s investments
47	Financial statements
51	Financial highlights
56	Notes to financial statements
70	Report of independent registered public accounting firm
71	Tax information
72	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SEAPORT LONG/SHORT FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 76.1%		$334,932,592
(Cost $287,092,269)
Communication services 3.2%		14,263,399
Entertainment 2.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	40,078	3,199,828
Live Nation Entertainment, Inc. (A)	9,496	1,112,361
Netflix, Inc. (A)	1,202	908,748
ROBLOX Corp., Class A (A)	17,347	897,187
Spotify Technology SA (A)	4,373	1,684,042
Take-Two Interactive Software, Inc. (A)	7,743	1,252,198
Ubisoft Entertainment SA (A)	35,805	539,566
Interactive media and services 0.8%
Alphabet, Inc., Class A	13,210	2,260,363
Alphabet, Inc., Class C	212	36,610
Meta Platforms, Inc., Class A	1,732	983,049
Pinterest, Inc., Class A (A)	13,348	424,333
Media 0.2%
The Interpublic Group of Companies, Inc.	32,827	965,114
Consumer discretionary 5.6%		24,550,705
Automobile components 0.0%
Sumitomo Electric Industries, Ltd.	12,847	197,620
Broadline retail 3.1%
Alibaba Group Holding, Ltd.	288,200	3,525,351
Amazon.com, Inc. (A)(B)	43,919	8,186,502
MercadoLibre, Inc. (A)	960	1,955,693
Hotels, restaurants and leisure 0.3%
Booking Holdings, Inc.	118	551,798
DraftKings, Inc., Class A (A)	8,734	308,485
McDonald’s Corp.	1,679	490,453
Household durables 0.8%
Champion Homes, Inc. (A)	10,639	938,679
Panasonic Holdings Corp.	68,491	563,683
Sony Group Corp.	119,100	2,095,864
Specialty retail 0.1%
Five Below, Inc. (A)	2,673	253,374
Textiles, apparel and luxury goods 1.3%
Cie Financiere Richemont SA, A Shares	4,407	641,661
Deckers Outdoor Corp. (A)	6,529	1,050,451
Hermes International SCA	136	309,094
On Holding AG, Class A (A)	45,604	2,162,542
The Swatch Group AG, Bearer Shares	6,430	1,319,455
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	2

	Shares	Value
Consumer staples 1.9%		$8,149,933
Beverages 0.2%
Celsius Holdings, Inc. (A)	21,918	659,293
Food products 0.3%
Archer-Daniels-Midland Company	7,651	422,412
Freshpet, Inc. (A)	8,138	1,078,611
Household products 0.1%
Reckitt Benckiser Group PLC	8,414	510,427
Personal care products 0.8%
Haleon PLC	393,179	1,889,645
Unilever PLC	24,837	1,515,108
Tobacco 0.5%
British American Tobacco PLC	59,322	2,074,437
Energy 2.7%		11,954,856
Energy equipment and services 0.1%
Seadrill, Ltd. (A)	9,602	377,839
Oil, gas and consumable fuels 2.6%
Antero Resources Corp. (A)	33,320	862,322
ARC Resources, Ltd.	58,482	968,575
Expand Energy Corp.	16,919	1,433,378
Reliance Industries, Ltd.	94,326	1,491,424
Reliance Industries, Ltd., Bonus Shares (A)	94,326	1,491,424
Shell PLC	33,963	1,133,934
Targa Resources Corp.	7,656	1,278,246
Viper Energy, Inc.	56,218	2,917,714
Financials 17.9%		78,882,651
Banks 7.2%
AIB Group PLC	80,517	431,655
Alior Bank SA	17,552	383,542
Banca Monte dei Paschi di Siena SpA	135,357	742,841
Banco Bradesco SA, ADR	584,534	1,443,799
Bank of America Corp.	10,094	422,131
Bank of Cyprus Holdings PLC (A)	17,874	82,242
Barclays PLC	345,385	1,058,779
BAWAG Group AG (A)(C)	21,281	1,649,481
BNP Paribas SA	2,810	191,906
Citizens Financial Group, Inc.	97,968	4,126,412
Concordia Financial Group, Ltd.	182,976	906,334
Erste Group Bank AG	13,667	773,083
FinecoBank SpA	56,894	908,263
Hokuhoku Financial Group, Inc.	24,125	252,142
KBC Group NV	2,471	179,991
3	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Kyoto Financial Group, Inc.	15,026	$220,527
Mebuki Financial Group, Inc.	120,861	452,069
Mizuho Financial Group, Inc.	67,119	1,394,128
National Bank of Greece SA	84,956	665,607
OTP Bank NYRT	25,421	1,265,610
Rakuten Bank, Ltd. (A)	43,500	881,941
Societe Generale SA	102,392	2,940,848
The Bank of Nagoya, Ltd.	3,914	153,256
The Chiba Bank, Ltd.	108,154	789,277
The Shiga Bank, Ltd.	43,481	933,573
Unicaja Banco SA (C)	545,943	686,305
UniCredit SpA	16,107	712,560
Wells Fargo & Company	112,625	7,311,616
Capital markets 5.6%
Ares Management Corp., Class A	23,255	3,899,398
CME Group, Inc.	7,390	1,665,410
CVC Capital Partners PLC (A)(C)	31,191	654,295
Interactive Brokers Group, Inc., Class A	5,483	836,596
Intercontinental Exchange, Inc.	5,021	782,623
Julius Baer Group, Ltd.	6,810	415,216
KKR & Company, Inc.	40,285	5,568,998
Macquarie Group, Ltd.	3,162	478,557
Nasdaq, Inc.	34,363	2,540,113
S&P Global, Inc.	1,888	906,920
Stifel Financial Corp.	9,269	960,454
The Bank of New York Mellon Corp.	54,920	4,138,771
Tradeweb Markets, Inc., Class A	13,102	1,663,954
Consumer finance 0.3%
American Express Company	5,013	1,353,911
Financial services 1.2%
BFF Bank SpA (C)	43,114	421,002
Block, Inc. (A)	19,609	1,418,123
HA Sustainable Infrastructure Capital, Inc.	19,339	676,672
Mastercard, Inc., Class A	2,525	1,261,465
PayPal Holdings, Inc. (A)	440	34,892
WEX, Inc. (A)	7,970	1,375,622
Insurance 3.6%
Ageas SA/NV	20,927	1,092,145
Allianz SE	3,915	1,232,462
Baloise Holding AG	3,580	685,138
Beazley PLC	111,395	1,085,908
Hamilton Insurance Group, Ltd., Class B (A)	33,172	577,856
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	4

	Shares	Value
Financials (continued)
Insurance (continued)
Intact Financial Corp.	8,047	$1,536,752
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	779,543	985,682
Muenchener Rueckversicherungs-Gesellschaft AG	249	127,334
Phoenix Group Holdings PLC	41,474	263,470
Prudential PLC	309,790	2,578,955
Sampo OYJ, A Shares	44,134	1,956,946
SiriusPoint, Ltd. (A)	37,034	486,627
Storebrand ASA	34,948	398,522
Swiss Life Holding AG	670	545,581
Talanx AG	23,710	1,827,287
Trupanion, Inc. (A)	8,928	489,076
Health care 21.0%		92,324,637
Biotechnology 8.7%
Akero Therapeutics, Inc. (A)	32,184	992,233
Alkermes PLC (A)	45,070	1,158,299
Alnylam Pharmaceuticals, Inc. (A)	8,880	2,367,319
Amicus Therapeutics, Inc. (A)	1,979	22,600
Apellis Pharmaceuticals, Inc. (A)	35,379	964,432
Apogee Therapeutics, Inc. (A)	9,383	488,291
Argenx SE, ADR (A)	4,941	2,896,908
Autolus Therapeutics PLC, ADR (A)	121,037	407,895
Avidity Biosciences, Inc. (A)	17,831	753,538
Bicara Therapeutics, Inc. (A)(D)	5,788	137,060
Biogen, Inc. (A)	3,998	695,652
Blueprint Medicines Corp. (A)	8,998	787,415
Cargo Therapeutics, Inc. (A)(D)	30,977	604,052
Celldex Therapeutics, Inc. (A)	13,047	340,005
CG Oncology, Inc. (A)	9,843	349,722
Clementia Pharmaceuticals, Inc. (A)(E)	9,185	0
Crinetics Pharmaceuticals, Inc. (A)	29,164	1,632,017
Cytokinetics, Inc. (A)	26,501	1,351,551
Denali Therapeutics, Inc. (A)	23,702	615,304
Disc Medicine, Inc. (A)	18,380	823,792
Exact Sciences Corp. (A)	38,372	2,644,982
Genmab A/S (A)	5,181	1,160,322
Genus PLC	7,490	202,450
Immatics NV (A)	42,697	388,543
Immunocore Holdings PLC, ADR (A)	3,922	120,915
Ionis Pharmaceuticals, Inc. (A)	29,136	1,118,531
Kymera Therapeutics, Inc. (A)	14,820	684,239
Kyverna Therapeutics, Inc. (A)	1,340	6,405
Legend Biotech Corp., ADR (A)	3,599	162,027
5	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Merus NV (A)	18,577	$927,550
Moderna, Inc. (A)	12,608	685,371
Natera, Inc. (A)	2,184	264,177
Nurix Therapeutics, Inc. (A)	26,172	643,308
Nuvalent, Inc., Class A (A)	10,559	934,366
Prothena Corp. PLC (A)	34,268	582,556
PTC Therapeutics, Inc. (A)	1,275	50,898
REVOLUTION Medicines, Inc. (A)	6,610	353,635
Rocket Pharmaceuticals, Inc. (A)	42,714	711,188
Sarepta Therapeutics, Inc. (A)	2,300	289,800
Syndax Pharmaceuticals, Inc. (A)	18,039	340,216
United Therapeutics Corp. (A)	9,660	3,612,550
Upstream Bio, Inc. (A)(D)	12,800	317,440
Vaxcyte, Inc. (A)	6,906	734,453
Vertex Pharmaceuticals, Inc. (A)	5,523	2,628,838
Xenon Pharmaceuticals, Inc. (A)	21,328	876,794
Zai Lab, Ltd., ADR (A)(D)	19,329	584,122
Health care equipment and supplies 2.7%
Abbott Laboratories	9,289	1,053,094
Align Technology, Inc. (A)	4,761	976,148
Boston Scientific Corp. (A)	14,954	1,256,435
DiaSorin SpA	7,400	803,719
Edwards Lifesciences Corp. (A)	28,864	1,934,177
Hologic, Inc. (A)	12,072	976,263
Intuitive Surgical, Inc. (A)	8,834	4,450,923
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	336,400	209,336
Health care providers and services 2.7%
Acadia Healthcare Company, Inc. (A)	30,587	1,305,759
Addus HomeCare Corp. (A)	3,130	389,435
agilon health, Inc. (A)	117,663	300,041
Ardent Health Partners, Inc. (A)(D)	32,195	560,193
Cencora, Inc.	6,725	1,533,838
Centene Corp. (A)	15,556	968,517
Elevance Health, Inc.	1,025	415,904
Encompass Health Corp.	1,410	140,239
Guardant Health, Inc. (A)	21,972	480,747
Hapvida Participacoes e Investimentos SA (A)(C)	961,830	585,660
Humana, Inc.	2,859	737,136
Molina Healthcare, Inc. (A)	1,436	461,272
Option Care Health, Inc. (A)	26,373	607,634
PACS Group, Inc. (A)	29,555	1,261,407
Surgery Partners, Inc. (A)	17,608	507,110
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	6

	Shares	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	2,839	$1,602,616
Health care technology 0.1%
Evolent Health, Inc., Class A (A)	23,197	541,650
Life sciences tools and services 1.2%
Charles River Laboratories International, Inc. (A)	5,278	942,545
Danaher Corp.	3,623	890,026
ICON PLC (A)	4,981	1,106,330
QIAGEN NV (A)	54,015	2,274,032
Pharmaceuticals 5.6%
Astellas Pharma, Inc.	115,900	1,356,995
AstraZeneca PLC	19,820	2,820,259
Chugai Pharmaceutical Company, Ltd.	23,200	1,103,890
Daiichi Sankyo Company, Ltd.	1,900	61,842
Eisai Company, Ltd.	5,189	175,804
Elanco Animal Health, Inc. (A)	54,071	683,457
Eli Lilly & Company	5,131	4,257,396
Galderma Group AG (A)	14,275	1,337,433
GSK PLC	39,976	721,910
Merck & Company, Inc.	30,764	3,147,772
Novartis AG	24,373	2,644,623
Novo Nordisk A/S, Class B	12,796	1,435,263
Otsuka Holdings Company, Ltd.	22,000	1,329,036
Pfizer, Inc.	19,327	546,954
Structure Therapeutics, Inc., ADR (A)	34,967	1,438,892
UCB SA	8,191	1,577,164
Industrials 4.6%		20,386,415
Aerospace and defense 1.5%
BWX Technologies, Inc.	13,384	1,629,502
Dassault Aviation SA	4,308	869,843
Hensoldt AG	11,096	377,535
Rheinmetall AG	4,603	2,369,788
The Boeing Company (A)	9,742	1,454,578
Building products 0.2%
The AZEK Company, Inc. (A)	25,422	1,118,568
Construction and engineering 0.3%
Fluor Corp. (A)	28,604	1,495,417
Electrical equipment 0.5%
Contemporary Amperex Technology Company, Ltd., Class A	25,760	894,051
Sunrun, Inc. (A)	7,480	108,086
Vertiv Holdings Company, Class A	10,535	1,151,370
7	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Ground transportation 0.7%
Uber Technologies, Inc. (A)	42,087	$3,032,368
Marine transportation 0.7%
Irish Continental Group PLC	566,315	3,146,563
Professional services 0.6%
Dayforce, Inc. (A)	9,564	678,566
TransUnion	16,184	1,639,439
TriNet Group, Inc.	1,959	166,300
Trading companies and distributors 0.1%
Travis Perkins PLC	24,436	254,441
Information technology 14.0%		61,493,192
Communications equipment 0.1%
Arista Networks, Inc. (A)	946	365,572
Electronic equipment, instruments and components 0.9%
Flex, Ltd. (A)	85,237	2,955,167
Sunny Optical Technology Group Company, Ltd.	113,132	735,923
TDK Corp.	3,353	39,416
Victory Giant Technology Huizhou Company, Ltd., Class A	47,726	298,614
Yageo Corp.	1,847	31,415
IT services 0.5%
EPAM Systems, Inc. (A)	4,835	912,123
MongoDB, Inc. (A)	5,649	1,527,490
Semiconductors and semiconductor equipment 7.2%
ARM Holdings PLC, ADR (A)(D)	5,597	790,856
ASML Holding NV, NYRS	585	393,442
ASMPT, Ltd.	53,321	578,044
Broadcom, Inc.	19,820	3,364,841
Intel Corp.	52,275	1,124,958
KLA Corp.	1,955	1,302,480
Lam Research Corp.	10,196	758,073
Marvell Technology, Inc.	40,773	3,266,325
MediaTek, Inc.	4,167	162,214
Micron Technology, Inc.	3,737	372,392
NVIDIA Corp.	85,918	11,406,462
Renesas Electronics Corp.	80,949	1,084,581
SK Hynix, Inc.	579	75,799
SUMCO Corp.	31,465	300,850
Taiwan Semiconductor Manufacturing Company, Ltd.	104,916	3,290,111
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	13,307	2,535,516
Ulvac, Inc.	12,162	568,664
Will Semiconductor Company, Ltd., Class A	11,057	166,335
Win Semiconductors Corp. (A)	13,359	49,465
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	8

	Shares	Value
Information technology (continued)
Software 4.1%
Adobe, Inc. (A)	1,046	$500,072
Atlassian Corp., Class A (A)	1,573	296,573
BILL Holdings, Inc. (A)	15,501	904,638
Cadence Design Systems, Inc. (A)	457	126,187
CyberArk Software, Ltd. (A)	1,455	402,337
Datadog, Inc., Class A (A)	3,159	396,265
Dynatrace, Inc. (A)	16,229	873,120
Gitlab, Inc., Class A (A)	24,156	1,298,385
HubSpot, Inc. (A)	6,316	3,504,054
Intuit, Inc.	3,178	1,939,533
Microsoft Corp.	8,109	3,295,092
Palantir Technologies, Inc., Class A (A)	12,422	516,258
Salesforce, Inc.	3,656	1,065,249
ServiceNow, Inc. (A)	1,874	1,748,423
Zscaler, Inc. (A)	5,977	1,080,582
Technology hardware, storage and peripherals 1.2%
Apple, Inc.	11,789	2,663,253
Quanta Computer, Inc.	3,417	31,031
Samsung Electronics Company, Ltd.	56,405	2,395,012
Materials 3.4%		15,022,181
Metals and mining 3.4%
Agnico Eagle Mines, Ltd.	12,937	1,116,334
Anglo American Platinum, Ltd.	7,631	299,955
Anglo American PLC	17,788	551,435
Barrick Gold Corp.	125,148	2,417,859
BHP Group, Ltd.	45,284	1,258,106
BHP Group, Ltd., ADR	19,170	1,063,168
First Quantum Minerals, Ltd. (A)	70,221	907,298
Foran Mining Corp. (A)	156,339	490,682
Fresnillo PLC	185,256	1,762,841
Glencore PLC (A)	204,416	1,072,088
Lundin Mining Corp.	131,573	1,279,490
Rio Tinto PLC, ADR	36,933	2,396,582
Vale SA, ADR	37,976	406,343
Real estate 1.0%		4,264,506
Real estate management and development 0.2%
NEPI Rockcastle NV (A)	77,931	609,628
Sirius Real Estate, Ltd.	338,362	391,852
Residential REITs 0.1%
The UNITE Group PLC	33,493	378,875
9	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Retail REITs 0.3%
Hammerson PLC	333,801	$1,240,792
Specialized REITs 0.4%
American Tower Corp.	7,556	1,613,508
Weyerhaeuser Company	958	29,851
Utilities 0.8%		3,640,117
Electric utilities 0.3%
American Electric Power Company, Inc.	14,595	1,441,256
Independent power and renewable electricity producers 0.2%
RWE AG	25,920	840,056
Multi-utilities 0.3%

Engie SA	81,067	1,358,805
Preferred securities 0.2%		$708,591
(Cost $659,400)
Industrials 0.2%		708,591
Aerospace and defense 0.2%

The Boeing Company, 6.000%	13,188	708,591
Exchange-traded funds 0.3%		$1,521,625
(Cost $1,147,024)
VanEck Gold Miners ETF	37,720	1,521,625

	Contracts/Notional amount	Value
Purchased options 0.6%		$2,542,940
(Cost $2,291,245)
Calls 0.0%		157,584
Exchange Traded Option on Centene Corp. (Expiration Date: 11-15-24; Strike Price: $66.00; Notional Amount: 16,400) (A)	164	18,420
Exchange Traded Option on Five Below, Inc. (Expiration Date: 11-15-24; Strike Price: $95.00; Notional Amount: 22,200) (A)	222	119,880
Exchange Traded Option on Salesforce, Inc. (Expiration Date: 11-15-24; Strike Price: $290.00; Notional Amount: 1,100) (A)	11	10,120
Exchange Traded Option on WEX, Inc. (Expiration Date: 12-20-24; Strike Price: $195.00; Notional Amount: 3,800) (A)	38	9,120
Over the Counter Option on Ubisoft Entertainment SA (Expiration Date: 12-20-24; Strike Price: EUR 32.00; Counterparty: Goldman Sachs International) (A)(F)	40,269	44
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	10

	Contracts/Notional amount	Value
Puts 0.6%		$2,385,356
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 11-1-24; Strike Price: $483.00; Notional Amount: 30,100) (A)	301	69,941
Exchange Traded Option on Alphabet, Inc., Class A (Expiration Date: 11-15-24; Strike Price: $160.00; Notional Amount: 8,500) (A)	85	7,693
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 11-15-24; Strike Price: $180.00; Notional Amount: 7,500) (A)	75	39,938
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 1-17-25; Strike Price: $180.00; Notional Amount: 30,800) (A)	308	252,560
Exchange Traded Option on Atlassian Corp., Class A (Expiration Date: 11-1-24; Strike Price: $180.00; Notional Amount: 2,700) (A)	27	21,060
Exchange Traded Option on Broadcom, Inc. (Expiration Date: 11-15-24; Strike Price: $170.00; Notional Amount: 10,400) (A)	104	75,140
Exchange Traded Option on Datadog, Inc., Class A (Expiration Date: 11-1-24; Strike Price: $122.00; Notional Amount: 11,400) (A)	114	6,400
Exchange Traded Option on Five Below, Inc. (Expiration Date: 11-15-24; Strike Price: $85.00; Notional Amount: 16,600) (A)	166	29,465
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 11-15-24; Strike Price: $510.00; Notional Amount: 2,000) (A)	20	12,700
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 11-1-24; Strike Price: $485.00; Notional Amount: 5,900) (A)	59	20,267
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 11-15-24; Strike Price: $477.00; Notional Amount: 5,900) (A)	59	38,421
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 11-15-24; Strike Price: $480.00; Notional Amount: 35,000) (A)	350	294,700
Exchange Traded Option on iShares Expanded Tech-Software Sector ETF (Expiration Date: 11-15-24; Strike Price: $92.00; Notional Amount: 30,200) (A)	302	57,380
Exchange Traded Option on iShares Semiconductor ETF (Expiration Date: 11-15-24; Strike Price: $215.00; Notional Amount: 44,900) (A)	449	270,890
11	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on iShares Semiconductor ETF (Expiration Date: 11-15-24; Strike Price: $220.00; Notional Amount: 18,700) (A)	187	$164,560
Exchange Traded Option on iShares Semiconductor ETF (Expiration Date: 1-17-25; Strike Price: $200.00; Notional Amount: 42,800) (A)	428	288,900
Exchange Traded Option on Meta Platforms, Inc., Class A (Expiration Date: 11-1-24; Strike Price: $560.00; Notional Amount: 1,900) (A)	19	4,342
Exchange Traded Option on Microsoft Corp. (Expiration Date: 11-15-24; Strike Price: $400.00; Notional Amount: 3,500) (A)	35	16,877
Exchange Traded Option on MongoDB, Inc. (Expiration Date: 11-1-24; Strike Price: $270.00; Notional Amount: 3,800) (A)	38	17,005
Exchange Traded Option on NVIDIA Corp. (Expiration Date: 11-15-24; Strike Price: $130.00; Notional Amount: 21,400) (A)	214	95,230
Exchange Traded Option on S&P 500 Index (Expiration Date: 11-15-24; Strike Price: $5,700.00; Notional Amount: 2,500) (A)	25	215,625
Exchange Traded Option on S&P 500 Index (Expiration Date: 11-4-24; Strike Price: $5,700.00; Notional Amount: 1,100) (A)	11	28,263
Exchange Traded Option on S&P 500 Index (Expiration Date: 11-4-24; Strike Price: $5,750.00; Notional Amount: 900) (A)	9	50,535
Exchange Traded Option on ServiceNow, Inc. (Expiration Date: 11-1-24; Strike Price: $870.00; Notional Amount: 1,200) (A)	12	150
Exchange Traded Option on Uber Technologies, Inc. (Expiration Date: 11-15-24; Strike Price: $70.00; Notional Amount: 9,900) (A)	99	15,443
Exchange Traded Option on VanEck Semiconductor ETF (Expiration Date: 12-20-24; Strike Price: $220.00; Notional Amount: 8,400) (A)	84	46,410
Exchange Traded Option on VanEck Semiconductor ETF (Expiration Date: 3-21-25; Strike Price: $200.00; Notional Amount: 16,800) (A)	168	106,680
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	12

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 1-17-25; Strike Price: S&P 500 Index less than $5,185.42 and 10 Year USD SOFR ICE Swap Rate greater than 3.444%; Counterparty: Goldman Sachs International) (A)(F)	834,104	$8,344
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 3-21-25; Strike Price: S&P 500 Index less than $5,185.42 and 10 Year USD SOFR ICE Swap Rate greater than 3.442%; Counterparty: Goldman Sachs International) (A)(F)	834,104	64,466
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 6-20-25; Strike Price: S&P 500 Index less than $5,185.42 and 10 Year USD SOFR ICE Swap Rate greater than 3.454%; Counterparty: Goldman Sachs International) (A)(F)	834,104	62,021
Over the Counter Option on SAP SE (Expiration Date: 11-15-24; Strike Price: EUR 202.00; Counterparty: Goldman Sachs International) (A)(F)	3,908	3,950

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.3%				$1,627,274
(Cost $1,580,394)
Materials 0.3%				1,627,274
Metals and mining 0.3%
First Quantum Minerals, Ltd. (C)	9.375	03-01-29	785,000	834,575
Glencore Funding LLC (C)	3.375	09-23-51	637,000	433,973
Glencore Funding LLC (C)	3.875	04-27-51	480,000	358,726

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 23.7%				$104,274,590
(Cost $104,268,662)
U.S. Government 15.3%				67,479,492
U.S. Treasury Bill	4.481	03-06-25	390,000	384,052
U.S. Treasury Bill	4.575	12-24-24	2,490,000	2,473,210
U.S. Treasury Bill	4.611	11-29-24	3,425,000	3,412,755
U.S. Treasury Bill (B)	4.623	11-19-24	7,525,000	7,507,607
U.S. Treasury Bill	4.627	12-17-24	2,290,000	2,276,619
U.S. Treasury Bill	4.652	12-03-24	3,200,000	3,186,986
13	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	4.676	02-27-25	120,000	$118,267
U.S. Treasury Bill (B)	4.688	01-30-25	235,000	232,392
U.S. Treasury Bill (B)	4.690	11-26-24	6,855,000	6,833,109
U.S. Treasury Bill	4.702	11-21-24	4,025,000	4,014,687
U.S. Treasury Bill (B)	4.705	02-20-25	1,555,000	1,533,808
U.S. Treasury Bill (B)	4.737	12-10-24	6,755,000	6,721,539
U.S. Treasury Bill (B)	4.840	11-12-24	11,360,000	11,343,807
U.S. Treasury Bill	4.876	12-12-24	2,865,000	2,850,035
U.S. Treasury Bill (B)	4.935	12-05-24	7,955,000	7,920,457
U.S. Treasury Bill	5.020	11-05-24	1,160,000	1,159,395
U.S. Treasury Bill	5.067	11-07-24	10,000	9,992
U.S. Treasury Bill (B)	5.087	11-14-24	5,510,000	5,500,775

	Yield (%)	Shares	Value
Short-term funds 8.4%			36,795,098
John Hancock Collateral Trust (G)	4.6622(H)	295,370	2,954,611
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.8111(H)	33,840,487	33,840,487

Total investments (Cost $397,038,994) 101.2%	$445,607,612
Other assets and liabilities, net (1.2%)	(5,469,195)
Total net assets 100.0%	$440,138,417

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 10-31-24.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 10-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	14

The fund had the following country composition as a percentage of net assets on 10-31-24:
United States	69.2%
United Kingdom	4.4%
Japan	3.4%
Switzerland	2.5%
Canada	2.4%
Germany	1.7%
Netherlands	1.6%
Ireland	1.5%
China	1.5%
France	1.4%
Other countries	10.4%
TOTAL	100.0%
15	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Tokyo Price Index Futures	3	Short	Dec 2024	$(499,340)	$(532,019)	$(32,679)
						$(32,679)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,805,000	USD	1,861,394	JPM	11/29/2024	—	$(14,930)
CAD	3,925,000	USD	2,837,250	GSI	11/29/2024	—	(15,860)
CHF	1,185,000	USD	1,373,396	JPM	11/29/2024	$2,566	—
EUR	767,000	USD	848,787	DB	12/18/2024	—	(12,923)
EUR	83,000	USD	93,012	MSI	12/18/2024	—	(2,560)
GBP	1,921,000	USD	2,492,274	CITI	11/29/2024	—	(15,330)
GBP	2,244,000	USD	2,927,980	SCB	12/18/2024	—	(34,695)
HKD	11,095,000	USD	1,428,650	JPM	11/29/2024	—	(697)
HKD	5,280,000	USD	679,230	SCB	12/18/2024	467	—
JPY	98,000,000	USD	647,146	JPM	11/29/2024	—	(162)
JPY	1,651,500,000	USD	11,756,399	BNP	12/18/2024	—	(824,579)
USD	9,695,294	EUR	8,943,000	DB	11/29/2024	—	(42,385)
USD	2,790,623	GBP	2,150,000	JPM	11/29/2024	18,406	—
USD	403,586	GBP	301,000	SSB	12/18/2024	15,494	—
USD	859,986	HUF	321,500,000	NWM	11/29/2024	4,322	—
USD	1,804,981	JPY	258,600,000	CITI	12/18/2024	93,224	—
USD	452,795	SEK	4,780,000	GSI	11/29/2024	3,610	—
						$138,089	$(964,121)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Amazon.com, Inc.	USD	210.00	Nov 2024	38	3,800	$5,601	$(5,396)
Exchange-traded	Amazon.com, Inc.	USD	210.00	Jan 2025	154	15,400	70,106	(66,219)
Exchange-traded	ASML Holding NV, NYRS	USD	950.00	Nov 2024	9	900	9,833	(203)
Exchange-traded	Broadcom, Inc.	USD	200.00	Nov 2024	62	6,200	12,179	(2,263)
Exchange-traded	Five Below, Inc.	USD	90.00	Nov 2024	111	11,100	55,007	(91,020)
Exchange-traded	NVIDIA Corp.	USD	155.00	Nov 2024	53	5,300	10,087	(2,571)
Exchange-traded	Trupanion, Inc.	USD	47.50	Nov 2024	128	12,800	31,959	(97,280)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	16

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	Trupanion, Inc.	USD	60.00	Nov 2024	33	3,300	$6,061	$(5,115)
							$200,833	$(270,067)
Puts
Exchange-traded	iShares Semiconductor ETF	USD	160.00	Jan 2025	428	42,800	$40,095	$(53,500)
							$240,928	$(323,567)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	1,029,785	May 2033	GSI	—	$17,892	$17,892
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 0.45%	Monthly	USD	473,197	May 2033	GSI	—	5,972	5,972
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.25%	Monthly	USD	17,951,318	May 2033	GSI	—	350,756	350,756
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.30%	Monthly	USD	1,841,742	May 2033	GSI	—	88,158	88,158
Pay	NEXT FUNDS TOPIX Banks ETF	1-Day JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	716,913,960	May 2033	GSI	—	80,635	80,635
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.05%	Monthly	USD	8,365,752	May 2033	GSI	—	200,954	200,954
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 0.99%	Monthly	USD	1,521,023	May 2033	GSI	—	21,193	21,193
Pay	TOPIX Banks Index	1-Day JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	96,821,578	May 2033	GSI	—	(26,149)	(26,149)
Pay	TOPIX Index	1-Day JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	199,940,045	May 2033	GSI	—	(7,660)	(7,660)
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	2,613,189	May 2033	GSI	—	61,500	61,500
17	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco S&P 500 High Beta ETF	1-Day USD OBFR - 5.20%	Monthly	USD	965,058	May 2028	JPM	—	$26,016	$26,016
Pay	iShares Expanded Tech Sector ETF	1-Day USD OBFR - 0.20%	Monthly	USD	2,534,463	May 2028	JPM	—	4,842	4,842
Pay	iShares MSCI USA Momentum Factor ETF	1-Day USD OBFR - 0.40%	Monthly	USD	4,005,540	May 2028	JPM	—	8,903	8,903
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,420,880	May 2028	JPM	—	(48,796)	(48,796)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.33%	Monthly	USD	2,479,644	May 2028	JPM	$2	138,763	138,765
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 0.83%	Monthly	USD	11,825,760	May 2028	JPM	—	(54,399)	(54,399)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.46%	Monthly	USD	1,238,601	May 2028	JPM	—	(71,406)	(71,406)
Pay	TOPIX Banks Index	1-Day JPY TONAR Compounded OIS - 0.25%	Monthly	JPY	53,668,633	May 2028	JPM	—	(6,918)	(6,918)
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.20%	Monthly	USD	561,722	May 2028	JPM	—	16,325	16,325
Pay	ARK Fintech Innovation ETF	1-Day USD OBFR - 0.73%	Monthly	USD	1,595,209	May 2033	MSI	—	16,809	16,809
Pay	ARK Innovation ETF	1-Day USD OBFR - 3.38%	Monthly	USD	1,710,385	May 2033	MSI	—	51,966	51,966
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	38,967,569	May 2033	MSI	1	433,813	433,814
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	24,407,853	May 2033	MSI	—	1,007,994	1,007,994
Pay	Industrial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	2,090,387	May 2033	MSI	—	70,108	70,108
Pay	Invesco QQQ Trust Series 1	1-Day USD OBFR - 0.20%	Monthly	USD	12,667,366	May 2033	MSI	—	206,716	206,716
Pay	Invesco S&P 500 High Beta ETF	1-Day USD OBFR - 0.78%	Monthly	USD	11,812,912	May 2033	MSI	—	468,792	468,792
Pay	iShares Biotechnology ETF	1-Day USD OBFR - 1.28%	Monthly	USD	4,181,972	May 2033	MSI	—	165,193	165,193
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	18

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 0.88%	Monthly	USD	2,484,703	May 2033	MSI	—	$35,704	$35,704
Pay	iShares MSCI EAFE Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	6,399,242	May 2033	MSI	—	154,005	154,005
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,777,979	May 2033	MSI	—	83,619	83,619
Pay	iShares Russell 2000 Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	17,398,781	May 2033	MSI	$1	383,037	383,038
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.68%	Monthly	USD	22,002,159	May 2033	MSI	—	349,189	349,189
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 1.28%	Monthly	USD	917,398	May 2033	MSI	—	38,125	38,125
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	4,630,703	May 2033	MSI	—	84,563	84,563
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 1.48%	Monthly	USD	2,759,626	May 2033	MSI	—	67,588	67,588
Pay	SPDR S&P Homebuilders ETF	1-Day USD OBFR - 1.38%	Monthly	USD	4,130,092	May 2033	MSI	—	325,898	325,898
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 6.03%	Monthly	USD	1,989,892	May 2033	MSI	—	10,328	10,328
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.98%	Monthly	USD	5,748,855	May 2033	MSI	—	27,981	27,981
Pay	SPDR S&P Retail ETF	1-Day USD OBFR - 1.43%	Monthly	USD	4,848,587	May 2033	MSI	—	152,332	152,332
Pay	STOXX Europe 600 Financial Services Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	964,639	May 2033	MSI	—	20,436	20,436
Pay	STOXX Europe 600 Real Estate Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	823,573	May 2033	MSI	(11,629)	63,267	51,638
Pay	VanEck Oil Services ETF	1-Day USD OBFR - 1.03%	Monthly	USD	919,146	May 2033	MSI	—	31,915	31,915
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.53%	Monthly	USD	1,670,307	May 2033	MSI	—	40,189	40,189
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	37,055,429	May 2033	MSI	—	941,520	941,520
Pay	Vanguard FTSE Europe ETF	1-Day USD OBFR - 0.98%	Monthly	USD	10,096,204	May 2033	MSI	—	264,802	264,802
Pay	Vanguard Real Estate ETF	1-Day USD OBFR - 0.20%	Monthly	USD	1,000,499	May 2033	MSI	—	—	—
19	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	43,904	May 2026	CITI	—	$(3,474)	$(3,474)
Receive	US Dispersion Series 17I Index (a)	Fixed (0.13%)	Monthly	USD	7,372,960	May 2025	GSI	—	(30,899)	(30,899)
Receive	US Dispersion Series 17I Index (a)	Fixed (0.13%)	Monthly	USD	2,717,285	Oct 2025	GSI	—	(25,160)	(25,160)
Receive	Accor SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	689,231	May 2033	GSI	—	1,800	1,800
Receive	Advantest Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	111,703,372	May 2033	GSI	—	57,180	57,180
Receive	Akero Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	220,626	May 2033	GSI	—	(811)	(811)
Receive	Align Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	252,076	May 2033	GSI	—	(13,777)	(13,777)
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	546,059	May 2033	GSI	—	(48,306)	(48,306)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,454,248	May 2033	GSI	—	44,230	44,230
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	962,177	May 2033	GSI	—	(14,945)	(14,945)
Receive	American Electric Power Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	123,197	May 2033	GSI	—	(1,908)	(1,908)
Receive	American Express Company	1-Day USD OBFR + 0.25%	Monthly	USD	197,640	May 2033	GSI	—	5,181	5,181
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	268,952	May 2033	GSI	—	(13,554)	(13,554)
Receive	Anglo American Platinum, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	3,169,480	May 2033	GSI	—	5,420	5,420
Receive	Apple, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,175,380	May 2033	GSI	—	(100,303)	(100,303)
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	608,413	May 2033	GSI	—	(34,849)	(34,849)
Receive	ASMPT, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	828,352	May 2033	GSI	—	(7,780)	(7,780)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	384,504	May 2033	GSI	—	(37,804)	(37,804)
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	47,822	May 2033	GSI	—	(1,131)	(1,131)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	20

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Autolus Therapeutics PLC	1-Day USD OBFR + 0.25%	Monthly	USD	113,000	May 2033	GSI	—	$(28,909)	$(28,909)
Receive	Bath & Body Works, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	493,400	May 2033	GSI	—	(36,043)	(36,043)
Receive	BellRing Brands, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,531,616	May 2033	GSI	—	(10,476)	(10,476)
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	217,000	May 2033	GSI	—	(4,974)	(4,974)
Receive	Blueprint Medicines Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	261,795	May 2033	GSI	—	5,441	5,441
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	5,986,784	May 2033	GSI	—	(281,863)	(281,863)
Receive	Brinker International, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	604,055	May 2033	GSI	—	57,162	57,162
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	774,857	May 2033	GSI	—	(45,055)	(45,055)
Receive	Burlington Stores, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	910,726	May 2033	GSI	—	(28,216)	(28,216)
Receive	Capital One Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,207,628	May 2033	GSI	—	12,936	12,936
Receive	CG Oncology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	260,274	May 2033	GSI	—	(8,733)	(8,733)
Receive	Charles River Laboratories International, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	239,509	May 2033	GSI	—	(20,551)	(20,551)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	1,372,588	May 2033	GSI	—	291	291
Receive	CME Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,879,747	May 2033	GSI	—	(16,644)	(16,644)
Receive	Crowdstrike Holdings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	125,987	May 2033	GSI	—	(5,321)	(5,321)
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	263,682,995	May 2033	GSI	—	19,710	19,710
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,239,983	May 2033	GSI	—	(5,396)	(5,396)
Receive	Deckers Outdoor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,239,584	May 2033	GSI	—	1,955	1,955
Receive	Dell Technologies, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	780,238	May 2033	GSI	—	(37,829)	(37,829)
21	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	43,770,780	May 2033	GSI	—	$27,721	$27,721
Receive	DraftKings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	817,148	May 2033	GSI	—	(41,615)	(41,615)
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	71,890	May 2033	GSI	—	(858)	(858)
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	248,678	May 2033	GSI	—	(11,143)	(11,143)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	54,756,252	May 2033	GSI	—	(2,451)	(2,451)
Receive	Elevance Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	407,481	May 2033	GSI	—	(16,440)	(16,440)
Receive	Eli Lilly & Company	1-Day USD OBFR + 0.25%	Monthly	USD	501,090	May 2033	GSI	—	(42,951)	(42,951)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	398,129	May 2033	GSI	—	14,921	14,921
Receive	Evercore, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,693,168	May 2033	GSI	—	(88,875)	(88,875)
Receive	Evotec SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	152,670	May 2033	GSI	—	33,497	33,497
Receive	Five Below, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,240,941	May 2033	GSI	—	40,765	40,765
Receive	Freshpet, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	380,471	May 2033	GSI	—	(12,546)	(12,546)
Receive	Gitlab, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	49,111	May 2033	GSI	—	(1,558)	(1,558)
Receive	Glaukos Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	307,261	May 2033	GSI	—	(831)	(831)
Receive	Glencore PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	51,339	May 2033	GSI	—	(109)	(109)
Receive	GSK PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	923,345	May 2033	GSI	—	(53,137)	(53,137)
Receive	Guardant Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	182,246	May 2033	GSI	—	8,838	8,838
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	792,794	May 2033	GSI	—	7,000	7,000
Receive	Hims & Hers Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	438,711	May 2033	GSI	—	(80,938)	(80,938)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	22

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	18,886,569	May 2033	GSI	—	$(21)	$(21)
Receive	HubSpot, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	187,588	May 2033	GSI	—	7,442	7,442
Receive	Immatics NV	1-Day USD OBFR + 0.25%	Monthly	USD	422,058	May 2033	GSI	—	(23,350)	(23,350)
Receive	Informatica, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	203,660	May 2033	GSI	—	5,298	5,298
Receive	Intuitive Surgical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	278,109	May 2033	GSI	—	(8,443)	(8,443)
Receive	KLA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	46,479	May 2033	GSI	—	(575)	(575)
Receive	Lam Research Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	117,267	May 2033	GSI	—	2,757	2,757
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	357,270	May 2033	GSI	—	(7,892)	(7,892)
Receive	McDonald’s Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,940,405	May 2033	GSI	—	(113,928)	(113,928)
Receive	MediaTek, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	578,603	May 2033	GSI	—	(38,163)	(38,163)
Receive	MercadoLibre, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	262,573	May 2033	GSI	—	(8,296)	(8,296)
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	690,192	May 2033	GSI	—	(10,068)	(10,068)
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	333,602	May 2033	GSI	—	39,874	39,874
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	545,171	May 2033	GSI	—	(3,518)	(3,518)
Receive	Muenchener Rueckversicherungs- Gesellschaft AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	399,104	May 2033	GSI	—	(18,445)	(18,445)
Receive	Natera, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	140,503	May 2033	GSI	—	348	348
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	132,932	May 2033	GSI	—	(10,316)	(10,316)
Receive	Palantir Technologies, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	240,529	May 2033	GSI	—	(6,761)	(6,761)
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	382,951	May 2033	GSI	—	(18,783)	(18,783)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	14,014,308	May 2033	GSI	—	(409)	(409)
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	814,551	May 2033	GSI	—	(9,024)	(9,024)
23	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,679,994	May 2033	GSI	—	$(38,955)	$(38,955)
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	94,036	May 2033	GSI	—	(3,663)	(3,663)
Receive	Prudential PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	332,654	May 2033	GSI	—	(8,740)	(8,740)
Receive	PTC Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	432,142	May 2033	GSI	—	16,089	16,089
Receive	Raizen SA	1-Day USD OBFR + 0.55%	Monthly	USD	244,353	May 2033	GSI	—	(9,419)	(9,419)
Receive	Renesas Electronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	10,982,659	May 2033	GSI	—	(1,735)	(1,735)
Receive	Revolution Medicines, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,313,173	May 2033	GSI	—	156,419	156,419
Receive	RH	1-Day USD OBFR + 0.25%	Monthly	USD	1,026,388	May 2033	GSI	—	(86,727)	(86,727)
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	526,690	May 2033	GSI	—	(20,491)	(20,491)
Receive	ROBLOX Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	491,202	May 2033	GSI	—	114,898	114,898
Receive	Rocket Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	252,019	May 2033	GSI	—	(14,230)	(14,230)
Receive	Royal Caribbean Cruises, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	955,970	May 2033	GSI	—	29,447	29,447
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	559,290	May 2033	GSI	—	(46,574)	(46,574)
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	429,758	May 2033	GSI	—	(5,004)	(5,004)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	977,311	May 2033	GSI	—	(1,431)	(1,431)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,193,445	May 2033	GSI	—	(65,933)	(65,933)
Receive	SK Hynix, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	35,815	May 2033	GSI	—	(2,087)	(2,087)
Receive	Societe Generale SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	232,631	May 2033	GSI	—	26,991	26,991
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	24

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	95,242,950	May 2033	GSI	—	$(6,133)	$(6,133)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	1,017,950	May 2033	GSI	—	6,951	6,951
Receive	Starbucks Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	946,753	May 2033	GSI	—	10,934	10,934
Receive	Stifel Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	197,480	May 2033	GSI	—	3,886	3,886
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	1,116,466	May 2033	GSI	—	2,072	2,072
Receive	Swiss Life Holding AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	367,309	May 2033	GSI	—	(8,471)	(8,471)
Receive	Syndax Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	127,414	May 2033	GSI	—	(4,533)	(4,533)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	129,556	May 2033	GSI	—	(10,063)	(10,063)
Receive	TDK Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	209,138,571	May 2033	GSI	—	13	13
Receive	The Coca-Cola Company	1-Day USD OBFR + 0.25%	Monthly	USD	704,084	May 2033	GSI	—	(42,965)	(42,965)
Receive	The Keiyo Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	27,676,290	May 2033	GSI	—	(3,704)	(3,704)
Receive	Tradeweb Markets, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	790,549	May 2033	GSI	—	(45,032)	(45,032)
Receive	TriNet Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	275,331	May 2033	GSI	—	(18,840)	(18,840)
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	337,530	May 2033	GSI	—	(35,756)	(35,756)
Receive	Ubisoft Entertainment SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	526,040	May 2033	GSI	—	19,306	19,306
Receive	United Therapeutics Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	393,901	May 2033	GSI	—	16,947	16,947
25	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Victory Giant Technology Huizhou Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	69,273	May 2033	GSI	—	$(4,230)	$(4,230)
Receive	Viking Holdings, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	1,483,634	May 2033	GSI	—	29,468	29,468
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	811,454	May 2033	GSI	—	9,380	9,380
Receive	WEX, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	199,302	May 2033	GSI	—	(38,030)	(38,030)
Receive	Will Semiconductor Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	114,737	May 2033	GSI	$(28,480)	21,914	(6,566)
Receive	Wix.com, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	729,031	May 2033	GSI	—	(23,643)	(23,643)
Receive	Yageo Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	245,723	May 2033	GSI	—	(27,055)	(27,055)
Receive	Zai Lab, Ltd., ADR	1-Day USD OBFR + 0.25%	Monthly	USD	138,348	May 2033	GSI	—	10,774	10,774
Receive	Zillow Group, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	289,713	May 2033	GSI	—	(13,486)	(13,486)
Receive	Zscaler, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	43,419	May 2033	GSI	—	(1,711)	(1,711)
Receive	Adobe, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	172,992	May 2028	JPM	—	(3,859)	(3,859)
Receive	Advantest Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	85,925,259	May 2028	JPM	—	126,150	126,150
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,500,883	May 2028	JPM	—	69,786	69,786
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	1,516,662	May 2028	JPM	—	71,439	71,439
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,233,000	May 2028	JPM	—	(18,119)	(18,119)
Receive	Antero Resources Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	957,347	May 2028	JPM	—	(131,651)	(131,651)
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	1,873,137	May 2028	JPM	—	(333,938)	(333,938)
Receive	ASPEED Technology, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	212,992	May 2028	JPM	—	(20,844)	(20,844)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	95,425	May 2028	JPM	—	(8,464)	(8,464)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	26

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	494,046	May 2028	JPM	—	$60,355	$60,355
Receive	Axon Enterprise, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,055,442	May 2028	JPM	—	3,122	3,122
Receive	Bank of America Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	2,141,563	May 2028	JPM	$(8,836)	(41,034)	(49,870)
Receive	BFF Bank SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	62,330	May 2028	JPM	—	(6,847)	(6,847)
Receive	Blueprint Medicines Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	183,910	May 2028	JPM	—	(4,350)	(4,350)
Receive	Dassault Aviation SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	596,135	May 2028	JPM	—	(8,666)	(8,666)
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,101	May 2028	JPM	—	24	24
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	260,540	May 2028	JPM	—	282	282
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	245,587	May 2028	JPM	—	1,008	1,008
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	7,836,270	May 2028	JPM	—	(2,903)	(2,903)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	347,266	May 2028	JPM	—	19,193	19,193
Receive	Glencore PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	135,896	May 2028	JPM	(23,629)	10,715	(12,914)
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	969,714	May 2028	JPM	—	(63,592)	(63,592)
Receive	Hokuhoku Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	17,452,954	May 2028	JPM	—	(4,262)	(4,262)
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	193,994,929	May 2028	JPM	—	(22,939)	(22,939)
Receive	HubSpot, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	198,132	May 2028	JPM	—	(1,052)	(1,052)
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	436,220	May 2028	JPM	—	(342)	(342)
27	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	JGC Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	79,301,950	May 2028	JPM	—	$(6,212)	$(6,212)
Receive	Lam Research Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	328,083	May 2028	JPM	—	(26,589)	(26,589)
Receive	Linea Directa Aseguradora SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	4,320	May 2028	JPM	—	237	237
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,220,675	May 2028	JPM	—	77,737	77,737
Receive	Mebuki Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	35,777,830	May 2028	JPM	—	(5,102)	(5,102)
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	322,520	May 2028	JPM	—	(10,949)	(10,949)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	160,949	May 2028	JPM	—	(1,799)	(1,799)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	339,905	May 2028	JPM	—	(16,336)	(16,336)
Receive	Novo Nordisk A/S, Class B	1-Month DKK CIBOR + 0.20%	Monthly	DKK	1,663,841	May 2028	JPM	—	(10,859)	(10,859)
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	949,611	May 2028	JPM	—	59,700	59,700
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	965,702	May 2028	JPM	—	(33,035)	(33,035)
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	66,105	May 2028	JPM	—	(1,827)	(1,827)
Receive	Prudential PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	136,569	May 2028	JPM	—	(11,575)	(11,575)
Receive	Quanta Computer, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	586,860	May 2028	JPM	—	51,376	51,376
Receive	Renesas Electronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	118,335,377	May 2028	JPM	—	(48,230)	(48,230)
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	109,339	May 2028	JPM	—	(8,004)	(8,004)
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	89,497	May 2028	JPM	—	(5,843)	(5,843)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	28

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	SAP SE	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	841,861	May 2028	JPM	—	$63,489	$63,489
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	2,111,164	May 2028	JPM	—	(23,949)	(23,949)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	18,355	May 2028	JPM	—	(664)	(664)
Receive	SoftBank Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	152,163,000	May 2028	JPM	—	35,630	35,630
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	55,222,065	May 2028	JPM	—	(22,567)	(22,567)
Receive	Stifel Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	394,490	May 2028	JPM	—	31,088	31,088
Receive	SUMCO Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	69,208,423	May 2028	JPM	—	(59,135)	(59,135)
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	1,518,812	May 2028	JPM	—	(37,462)	(37,462)
Receive	Sunrun, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	352,003	May 2028	JPM	—	(47,470)	(47,470)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	1,376,414	May 2028	JPM	—	5,698	5,698
Receive	Thermo Fisher Scientific, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,074,337	May 2028	JPM	—	(96,867)	(96,867)
Receive	TriNet Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	135,227	May 2028	JPM	—	(16,555)	(16,555)
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	5,029	May 2028	JPM	—	1,583	1,583
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	58,404	May 2028	JPM	—	(2,187)	(2,187)
Receive	Unilever PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	2,525,524	May 2028	JPM	—	(37,093)	(37,093)
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,387,706	May 2028	JPM	—	(50,024)	(50,024)
29	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Vaxcyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	828,201	May 2028	JPM	—	$(18,917)	$(18,917)
Receive	Weyerhaeuser Company	1-Day USD OBFR + 0.25%	Monthly	USD	551,059	May 2028	JPM	—	(30,216)	(30,216)
Receive	Wise PLC, Class A	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	562,480	May 2028	JPM	—	137	137
Receive	Acadia Healthcare Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	230,289	May 2033	MSI	—	(58,214)	(58,214)
Receive	Adobe, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	489,741	May 2033	MSI	—	(29,978)	(29,978)
Receive	Advantest Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,127,232	May 2033	MSI	—	2,832	2,832
Receive	agilon health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	181,016	May 2033	MSI	—	(42,366)	(42,366)
Receive	Akero Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	230,940	May 2033	MSI	—	6,423	6,423
Receive	Align Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	3,945	May 2033	MSI	—	(263)	(263)
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,053,462	May 2033	MSI	—	(78,521)	(78,521)
Receive	American Express Company	1-Day USD OBFR + 0.25%	Monthly	USD	1,733,388	May 2033	MSI	—	(36,306)	(36,306)
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	530,027	May 2033	MSI	—	55,942	55,942
Receive	Apellis Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	386,940	May 2033	MSI	—	(10,426)	(10,426)
Receive	ASPEED Technology, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	134,434	May 2033	MSI	—	(12,377)	(12,377)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	405,626	May 2033	MSI	—	(37,089)	(37,089)
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	388,270	May 2033	MSI	—	(5,804)	(5,804)
Receive	Banco Bradesco SA, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	554,638	May 2033	MSI	—	(25,553)	(25,553)
Receive	Barrick Gold Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	2,092,503	May 2033	MSI	—	(96,873)	(96,873)
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	511,863	May 2033	MSI	—	2,623	2,623
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	30

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	BOC Aviation, Ltd.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	3,225,512	May 2033	MSI	—	$(18,977)	$(18,977)
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	93,451	May 2033	MSI	—	(3,173)	(3,173)
Receive	British American Tobacco PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	1,331,103	May 2033	MSI	—	38,070	38,070
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	3,515,201	May 2033	MSI	—	(131,981)	(131,981)
Receive	Burberry Group PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	308,683	May 2033	MSI	—	69,906	69,906
Receive	Cadence Design Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	855,567	May 2033	MSI	—	19,182	19,182
Receive	Celldex Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	781,305	May 2033	MSI	—	(90,525)	(90,525)
Receive	Cemex SAB de CV, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	224,378	May 2033	MSI	—	(10,651)	(10,651)
Receive	CME Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	293,165	May 2033	MSI	—	42	42
Receive	CyberArk Software, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	1,049,112	May 2033	MSI	—	(61,816)	(61,816)
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	27,809,600	May 2033	MSI	—	(803)	(803)
Receive	Dayforce, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	725,626	May 2033	MSI	—	77,565	77,565
Receive	Denali Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	218,398	May 2033	MSI	—	(7,732)	(7,732)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	102,942,900	May 2033	MSI	—	88,200	88,200
Receive	DraftKings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	916,733	May 2033	MSI	—	(69,851)	(69,851)
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,173,712	May 2033	MSI	—	(34,846)	(34,846)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	14,995,080	May 2033	MSI	—	(3,752)	(3,752)
Receive	Elanco Animal Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	296,061	May 2033	MSI	—	(28,471)	(28,471)
31	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	402,563	May 2033	MSI	—	$12,228	$12,228
Receive	EPAM Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	180,824	May 2033	MSI	—	(9,373)	(9,373)
Receive	Evolent Health, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	369,196	May 2033	MSI	—	(43,363)	(43,363)
Receive	Evotec SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	138,913	May 2033	MSI	—	46,150	46,150
Receive	Exact Sciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	355,136	May 2033	MSI	—	(5,980)	(5,980)
Receive	Fluor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	249,877	May 2033	MSI	—	8,397	8,397
Receive	Freshpet, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,359,400	May 2033	MSI	—	(111,689)	(111,689)
Receive	Genus PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	65,867	May 2033	MSI	—	1,731	1,731
Receive	Glaukos Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	885,742	May 2033	MSI	$(1)	30,207	30,206
Receive	Guardant Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	864,772	May 2033	MSI	—	10,883	10,883
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	185,621	May 2033	MSI	—	16,011	16,011
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,627,800	May 2033	MSI	—	(1,570)	(1,570)
Receive	HubSpot, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	901,805	May 2033	MSI	—	8,788	8,788
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	305,256	May 2033	MSI	—	632	632
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	373,942	May 2033	MSI	—	(18,084)	(18,084)
Receive	Ionis Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	158,777	May 2033	MSI	—	1,949	1,949
Receive	Julius Baer Group, Ltd.	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	366,771	May 2033	MSI	—	(16,613)	(16,613)
Receive	KKR & Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,384,025	May 2033	MSI	—	37,810	37,810
Receive	Kymera Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	56,896	May 2033	MSI	—	1,611	1,611
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	32

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Legend Biotech Corp., ADR	1-Day USD OBFR + 0.25%	Monthly	USD	97,679	May 2033	MSI	—	$19	$19
Receive	Live Nation Entertainment, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,906,620	May 2033	MSI	—	25,282	25,282
Receive	MediaTek, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	375,167	May 2033	MSI	—	(14,326)	(14,326)
Receive	MercadoLibre, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,673,669	May 2033	MSI	—	(849)	(849)
Receive	Moderna, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	149,006	May 2033	MSI	—	(7,985)	(7,985)
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	250,286	May 2033	MSI	—	(1,871)	(1,871)
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	900,949	May 2033	MSI	—	(47,167)	(47,167)
Receive	Natera, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	425,700	May 2033	MSI	—	(27,493)	(27,493)
Receive	Netflix, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	136,254	May 2033	MSI	—	9,352	9,352
Receive	Novo Nordisk A/S, Class B	1-Month DKK CIBOR + 0.30%	Monthly	DKK	21,181,755	May 2033	MSI	—	(132,228)	(132,228)
Receive	Option Care Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	263,246	May 2033	MSI	—	(65,659)	(65,659)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	8,287,560	May 2033	MSI	—	(567)	(567)
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	897,165	May 2033	MSI	—	(4,845)	(4,845)
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	726,565	May 2033	MSI	—	(42,209)	(42,209)
Receive	QIAGEN NV	1-Day USD OBFR + 0.25%	Monthly	USD	421,248	May 2033	MSI	—	(18,039)	(18,039)
Receive	Raizen SA	1-Day USD OBFR + 0.55%	Monthly	USD	1,097,924	May 2033	MSI	—	(103,337)	(103,337)
Receive	Rocket Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	162,847	May 2033	MSI	—	(661)	(661)
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	313,320	May 2033	MSI	$(7)	(29,167)	(29,174)
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	454,347	May 2033	MSI	—	(24,726)	(24,726)
Receive	Sarepta Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,052,200	May 2033	MSI	—	16,928	16,928
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	195,895	May 2033	MSI	—	(9,337)	(9,337)
33	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Structure Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	334,686	May 2033	MSI	—	$43,961	$43,961
Receive	Stryker Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	852,219	May 2033	MSI	—	(6,314)	(6,314)
Receive	Sumitomo Electric Industries, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	131,330,524	May 2033	MSI	—	(12,876)	(12,876)
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	2,760,180	May 2033	MSI	—	(6,461)	(6,461)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.66%	Monthly	USD	3,336,611	May 2033	MSI	—	(195,915)	(195,915)
Receive	Tecan Group AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	447,380	May 2033	MSI	—	(48,467)	(48,467)
Receive	The Bank Of Nagoya, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	16,098,900	May 2033	MSI	—	(2,094)	(2,094)
Receive	The Swatch Group AG, Bearer Shares	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	89,072	May 2033	MSI	—	1,485	1,485
Receive	Travis Perkins PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	103,985	May 2033	MSI	—	(10,668)	(10,668)
Receive	TriNet Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	317,376	May 2033	MSI	—	(39,004)	(39,004)
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	522,131	May 2033	MSI	—	38,733	38,733
Receive	Twist Bioscience Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	732,207	May 2033	MSI	—	(95,729)	(95,729)
Receive	Ulvac, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	47,955,460	May 2033	MSI	—	(30,709)	(30,709)
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	730,409	May 2033	MSI	—	9,131	9,131
Receive	Vale SA, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	160,749	May 2033	MSI	—	(1,704)	(1,704)
Receive	VanEck Gold Miners ETF	1-Day USD OBFR + 0.25%	Monthly	USD	1,095,431	May 2033	MSI	—	(11,629)	(11,629)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	34

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Will Semiconductor Company, Ltd., Class A	1-Day USD OBFR + 0.70%	Monthly	USD	552,882	May 2033	MSI	—	$(11,005)	$(11,005)
Receive	Win Semiconductors Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	609,896	May 2033	MSI	—	(68,691)	(68,691)
Receive	Yageo Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	360,465	May 2033	MSI	—	(45,461)	(45,461)
Receive	Zai Lab, Ltd., ADR	1-Day USD OBFR + 0.25%	Monthly	USD	58,926	May 2033	MSI	—	12,774	12,774
Receive	Zscaler, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	192,818	May 2033	MSI	—	(14,633)	(14,633)
Receive	Arista Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	851,705	May 2033	MSI	—	(14,667)	(14,667)
Receive	Danaher Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	737,918	May 2033	MSI	—	(72,759)	(72,759)
Receive	Eli Lilly & Company	1-Day USD OBFR + 0.25%	Monthly	USD	685,903	May 2033	MSI	—	(64,317)	(64,317)
Receive	Mastercard, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,014,967	May 2033	MSI	—	(16,223)	(16,223)
Receive	Merck & Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	195,178	May 2033	MSI	—	(16,558)	(16,558)
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,056,459	May 2033	MSI	—	(36,065)	(36,065)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	63,230	May 2033	MSI	—	(2,014)	(2,014)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	652,735	May 2033	MSI	—	(51,726)	(51,726)
Receive	SK Hynix, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	1,256,581	May 2033	MSI	—	(98,191)	(98,191)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	1,178,534	May 2033	MSI	—	36,877	36,877
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	433,306	May 2033	MSI	—	(59,048)	(59,048)
Receive	Vertex Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	26,637	May 2033	MSI	—	(518)	(518)
								$(72,578)	$2,544,143	$2,471,565
(a)The Goldman Sachs US Dispersion Series 17I Index is a custom index that aims to notionally replicate exposure to long implied correlation by buying in the S&P 500 Index option market and selling in the single-stock option markets for constituent stocks in the S&P 500 Index with a delta hedge overlay. Details and components of the Goldman Sachs US Dispersion Series 17I Index are not publicly available. See below for components of the index.
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
35	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Dec24_C_5750	0.0010	0.1325	7.44%
Equity Option - SPX_17Jan25_C_6000	0.0008	0.0464	6.35%
Equity Option - SPX_21Feb25_C_5850	0.0008	0.1255	6.08%
Equity Option - SPX_17Jan25_C_5850	0.0008	0.0936	6.04%
Equity Option - SPX_17Jan25_C_6100	0.0008	0.0239	6.02%
Equity Option - SPX_21Mar25_C_6100	0.0008	0.0600	5.86%
Equity Option - SPX_15Nov24_C_5600	0.0007	0.1256	5.61%
Equity Option - SPX_17Jan25_C_5900	0.0007	0.0672	5.45%
Equity Option - SPX_20Dec24_P_5225	0.0007	0.0266	5.09%
Equity Option - SPX_15Nov24_C_5500	0.0006	0.1624	4.98%
Equity Option - SPX_17Apr25_C_6350	0.0006	0.0239	4.92%
Equity Option - SPX_20Dec24_C_5800	0.0006	0.0660	4.67%
Equity Option - SPX_20Dec24_P_5500	0.0006	0.0453	4.45%
Equity Option - SPX_17Apr25_C_6300	0.0006	0.0260	4.34%
Equity Option - SPX_20Dec24_P_5475	0.0005	0.0399	4.17%
Equity Option - SPX_21Feb25_C_5900	0.0005	0.0709	4.11%
Equity Option - SPX_15Nov24_C_5760	0.0005	0.0371	4.00%
Equity Option - SPX_15Nov24_C_5750	0.0005	0.0374	3.77%
Equity Option - SPX_17Apr25_C_6150	0.0005	0.0411	3.77%
Equity Option - SPX_17Apr25_P_5850	0.0005	0.1232	3.75%
Equity Option - SPX_15Nov24_C_5400	0.0005	0.1643	3.74%
Equity Option - SPX_20Dec24_P_5375	0.0005	0.0278	3.73%
Equity Option - SPX_20Dec24_C_5825	0.0005	0.0458	3.68%
Equity Option - SPX_20Dec24_P_5200	0.0005	0.0182	3.68%
Equity Option - SPX_17Apr25_C_6200	0.0005	0.0330	3.67%
Equity Option - SPX_15Nov24_C_5350	0.0005	0.1812	3.64%
Equity Option - SPX_20Dec24_C_5700	0.0005	0.0784	3.59%
Equity Option - SPX_17Jan25_P_5600	0.0005	0.0556	3.57%
Equity Option - SPX_20Dec24_C_5925	0.0005	0.0247	3.57%
Equity Option - SPX_20Dec24_C_5950	0.0005	0.0208	3.57%
Equity Option - SPX_21Mar25_C_6050	0.0005	0.0442	3.54%
Equity Option - SPX_17Jan25_C_6150	0.0005	0.0100	3.49%
Equity Option - SPX_15Nov24_C_5690	0.0004	0.0501	3.48%
Equity Option - SPX_15Nov24_P_5075	0.0004	0.0037	3.46%
Equity Option - SPX_20Dec24_C_5900	0.0004	0.0276	3.41%
Equity Option - SPX_15Nov24_C_5700	0.0004	0.0461	3.39%
Equity Option - SPX_21Mar25_C_5925	0.0004	0.0659	3.37%
Equity Forward - NVDA.OQ_15Nov24_Fwd_133	0.0186	0.0016	3.36%
Equity Option - SPX_15Nov24_P_5330	0.0004	0.0076	3.30%
Equity Option - SPX_20Dec24_C_6000	0.0004	0.0135	3.30%
Equity Option - SPX_18Jul25_C_6450	0.0004	0.0261	3.29%
Equity Option - SPX_20Dec24_C_5880	0.0004	0.0299	3.27%
Equity Option - SPX_21Mar25_C_6175	0.0004	0.0243	3.26%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	36

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_21Feb25_C_5675	0.0004	0.1119	3.21%
Equity Option - SPX_21Mar25_C_5850	0.0004	0.0791	3.20%
Equity Option - SPX_20Dec24_P_5250	0.0004	0.0176	3.18%
Equity Option - SPX_15Nov24_P_5305	0.0004	0.0066	3.15%
Equity Option - SPX_21Mar25_C_6000	0.0004	0.0473	3.14%
Equity Option - SPX_15Nov24_P_5025	0.0004	0.0030	3.13%
Equity Option - SPX_17Apr25_C_6100	0.0004	0.0406	3.09%
Equity Option - SPX_15Nov24_P_5325	0.0004	0.0069	3.07%
Equity Option - SPX_17Jan25_C_6110	0.0004	0.0114	3.06%
Equity Option - SPX_17Apr25_P_5800	0.0004	0.0919	3.02%
Equity Option - SPX_21Feb25_C_5800	0.0004	0.0733	3.01%
Equity Option - SPX_20Jun25_C_6300	0.0004	0.0318	2.97%
Equity Option - SPX_17Apr25_C_6250	0.0004	0.0216	2.92%
Equity Option - SPX_20Dec24_C_5870	0.0004	0.0283	2.92%
Equity Option - SPX_21Feb25_C_6100	0.0004	0.0211	2.91%
Equity Option - SPX_17Jan25_P_5325	0.0004	0.0261	2.89%
Equity Option - SPX_17Apr25_C_6050	0.0004	0.0450	2.88%
Equity Option - SPX_21Mar25_P_5175	0.0004	0.0316	2.83%
Equity Option - SPX_21Mar25_P_5300	0.0004	0.0376	2.81%
Equity Option - SPX_17Jan25_P_5470	0.0004	0.0335	2.80%
Equity Option - SPX_21Feb25_C_6050	0.0004	0.0254	2.76%
Equity Option - SPX_17Jan25_C_5980	0.0004	0.0224	2.74%
Equity Option - SPX_15Nov24_C_5300	0.0004	0.1518	2.72%
Equity Option - SPX_17Jan25_C_6050	0.0004	0.0148	2.72%
Equity Option - SPX_17Jan25_P_5815	0.0003	0.0657	2.66%
Equity Option - SPX_15Nov24_C_5530	0.0003	0.0781	2.66%
Equity Option - SPX_15Nov24_C_5900	0.0003	0.0067	2.66%
Equity Option - SPX_15Nov24_C_5550	0.0003	0.0726	2.66%
Equity Option - SPX_21Mar25_P_5625	0.0003	0.0575	2.65%
Equity Option - SPX_20Dec24_C_5890	0.0003	0.0228	2.64%
Equity Option - SPX_20Dec24_P_5685	0.0003	0.0427	2.63%
Equity Option - SPX_21Feb25_C_5950	0.0003	0.0373	2.62%
Equity Option - SPX_17Jan25_C_6175	0.0003	0.0063	2.59%
Equity Option - SPX_15Nov24_C_5770	0.0003	0.0223	2.59%
Equity Option - SPX_17Jan25_C_6160	0.0003	0.0069	2.58%
Equity Option - SPX_21Feb25_P_5050	0.0003	0.0197	2.57%
Equity Option - SPX_16May25_C_5975	0.0003	0.0596	2.54%
Equity Option - SPX_20Dec24_C_5550	0.0003	0.0906	2.53%
Equity Option - SPX_15Nov24_C_5790	0.0003	0.0187	2.52%
Equity Option - SPX_17Jan25_C_6025	0.0003	0.0159	2.52%
Equity Option - SPX_21Feb25_P_5375	0.0003	0.0320	2.51%
Equity Option - SPX_17Jan25_C_6020	0.0003	0.0164	2.51%
Equity Option - SPX_18Jul25_C_6500	0.0003	0.0168	2.50%
37	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_15Nov24_C_5650	0.0003	0.0442	2.48%
Equity Option - SPX_15Nov24_P_4975	0.0003	0.0022	2.46%
Equity Option - SPX_17Jan25_C_6040	0.0003	0.0142	2.46%
Equity Option - SPX_20Dec24_P_5125	0.0003	0.0103	2.46%
Equity Option - SPX_17Jan25_C_5800	0.0003	0.0466	2.45%
Equity Option - SPX_20Dec24_C_5850	0.0003	0.0265	2.44%
Equity Option - SPX_20Dec24_C_6050	0.0003	0.0068	2.44%
Equity Option - SPX_17Jan25_C_5600	0.0003	0.0886	2.44%
Equity Option - SPX_17Jan25_C_5940	0.0003	0.0245	2.42%
Equity Option - SPX_21Feb25_C_5625	0.0003	0.0952	2.41%
Equity Option - SPX_20Dec24_C_5810	0.0003	0.0325	2.41%
Equity Option - SPX_21Feb25_P_5350	0.0003	0.0293	2.40%
Equity Option - SPX_20Dec24_C_5780	0.0003	0.0373	2.40%
Equity Option - SPX_20Dec24_C_5960	0.0003	0.0131	2.40%
Equity Option - SPX_21Mar25_P_5550	0.0003	0.0463	2.39%
Equity Option - SPX_17Jan25_P_5830	0.0003	0.0609	2.39%
Equity Option - SPX_20Dec24_P_5300	0.0003	0.0148	2.38%
Equity Option - SPX_15Nov24_C_5450	0.0003	0.0906	2.37%
Equity Option - SPX_16May25_C_6200	0.0003	0.0275	2.37%
Equity Option - SPX_17Jan25_P_5610	0.0003	0.0377	2.37%
Equity Option - SPX_20Jun25_C_6075	0.0003	0.0499	2.35%
Equity Option - SPX_20Dec24_C_5500	0.0003	0.0961	2.35%
Equity Option - SPX_20Dec24_C_6020	0.0003	0.0082	2.35%
Equity Option - SPX_17Jan25_P_5785	0.0003	0.0540	2.34%
Equity Option - SPX_20Dec24_P_5605	0.0003	0.0310	2.34%
Equity Option - SPX_15Nov24_C_5710	0.0003	0.0300	2.34%
Equity Option - SPX_17Jan25_P_5300	0.0003	0.0200	2.33%
Equity Option - SPX_21Mar25_P_5400	0.0003	0.0355	2.30%
Equity Option - SPX_21Feb25_C_6000	0.0003	0.0264	2.29%
Equity Option - SPX_17Jan25_P_5225	0.0003	0.0171	2.29%
Equity Option - SPX_15Nov24_C_5625	0.0003	0.0458	2.28%
Equity Option - SPX_21Mar25_P_5200	0.0003	0.0264	2.28%
Equity Option - SPX_15Nov24_C_5675	0.0003	0.0357	2.28%
Equity Option - SPX_15Nov24_P_5050	0.0003	0.0023	2.28%
Equity Option - SPX_15Nov24_C_5850	0.0003	0.0099	2.26%
Equity Option - SPX_21Mar25_C_6150	0.0003	0.0186	2.23%
Equity Option - SPX_21Mar25_C_6200	0.0003	0.0149	2.23%
Equity Option - SPX_20Jun25_P_5725	0.0003	0.0695	2.22%
Equity Option - SPX_17Jan25_C_5650	0.0003	0.0699	2.21%
Equity Option - SPX_15Nov24_P_5190	0.0003	0.0032	2.20%
Equity Option - SPX_21Mar25_C_5900	0.0003	0.0464	2.19%
Equity Option - SPX_15Nov24_P_5370	0.0003	0.0059	2.19%
Equity Option - SPX_17Jan25_P_5575	0.0003	0.0323	2.18%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	38

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Dec24_C_6010	0.0003	0.0081	2.15%
Equity Option - SPX_20Dec24_C_5600	0.0003	0.0661	2.14%
Equity Option - SPX_20Dec24_P_5700	0.0003	0.0361	2.14%
Equity Option - SPX_17Jan25_C_5970	0.0003	0.0184	2.13%
Equity Forward - AAPL.OQ_15Nov24_Fwd_225	0.0069	0.0080	2.12%
Equity Option - SPX_20Jun25_P_5350	0.0003	0.0425	2.12%
Equity Option - SPX_21Mar25_P_5525	0.0003	0.0393	2.11%
Equity Option - SPX_20Dec24_P_5350	0.0003	0.0147	2.10%
Equity Option - SPX_17Apr25_C_6000	0.0003	0.0386	2.10%
Equity Option - SPX_21Feb25_P_5150	0.0003	0.0186	2.09%
Equity Option - SPX_15Nov24_P_5125	0.0003	0.0025	2.08%
Equity Option - SPX_17Jan25_C_5700	0.0003	0.0564	2.08%
Equity Option - SPX_20Dec24_C_6040	0.0003	0.0062	2.08%
Equity Option - SPX_17Apr25_P_5475	0.0003	0.0395	2.07%
Equity Option - SPX_17Jan25_P_5765	0.0003	0.0454	2.06%
Equity Option - SPX_20Dec24_P_5365	0.0003	0.0150	2.06%
Equity Option - SPX_18Jul25_P_5425	0.0003	0.0482	2.05%
Equity Option - SPX_17Jan25_P_5545	0.0003	0.0285	2.05%
Equity Option - SPX_16May25_C_6150	0.0003	0.0280	2.04%
Equity Option - SPX_15Nov24_P_5225	0.0003	0.0033	2.03%
Equity Option - SPX_20Dec24_C_5775	0.0003	0.0323	2.03%
Equity Option - SPX_15Nov24_P_5150	0.0003	0.0026	1.98%
Equity Option - SPX_15Nov24_P_5090	0.0003	0.0022	1.96%
Equity Option - SPX_15Nov24_C_5775	0.0003	0.0163	1.96%
Equity Option - SPX_15Nov24_C_5920	0.0003	0.0039	1.96%
Equity Option - SPX_15Nov24_C_5520	0.0002	0.0587	1.93%
Equity Option - SPX_20Dec24_P_4825	0.0002	0.0046	1.92%
Equity Option - SPX_15Nov24_P_5395	0.0002	0.0057	1.91%
Equity Forward - NVDA.OQ_20Dec24_Fwd_132	0.0106	0.0180	1.91%
Equity Option - SPX_15Nov24_P_5410	0.0002	0.0060	1.90%
Equity Option - SPX_20Dec24_C_5725	0.0002	0.0377	1.90%
Equity Option - SPX_17Jan25_P_5275	0.0002	0.0156	1.90%
Equity Option - SPX_16May25_C_6100	0.0002	0.0307	1.90%
Equity Option - SPX_17Jan25_P_5100	0.0002	0.0113	1.89%
Equity Option - SPX_15Nov24_P_4825	0.0002	0.0013	1.88%
Equity Option - SPX_21Feb25_C_5725	0.0002	0.0571	1.87%
Equity Option - SPX_17Jan25_P_5150	0.0002	0.0121	1.87%
Equity Option - SPX_21Feb25_C_5750	0.0002	0.0529	1.86%
Equity Option - SPX_17Jan25_C_6125	0.0002	0.0063	1.85%
Equity Option - SPX_20Dec24_C_5575	0.0002	0.0612	1.84%
Equity Option - SPX_17Jan25_C_5400	0.0002	0.1037	1.83%
Equity Option - SPX_15Nov24_P_5060	0.0002	0.0019	1.82%
Equity Option - SPX_21Feb25_P_5275	0.0002	0.0196	1.81%
39	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Dec24_P_5275	0.0002	0.0106	1.80%
Equity Option - SPX_15Nov24_P_4725	0.0002	0.0011	1.80%
Equity Option - SPX_17Jan25_P_5250	0.0002	0.0140	1.79%
Equity Option - SPX_17Jan25_C_6200	0.0002	0.0037	1.79%
Equity Option - SPX_17Jan25_C_6120	0.0002	0.0062	1.79%
Equity Option - SPX_21Feb25_P_5175	0.0002	0.0165	1.78%
Equity Option - SPX_20Dec24_C_5970	0.0002	0.0090	1.78%
Equity Option - SPX_21Feb25_P_5000	0.0002	0.0127	1.78%
Equity Option - SPX_21Mar25_P_5500	0.0002	0.0317	1.77%
Equity Option - SPX_17Jan25_P_5555	0.0002	0.0251	1.77%
Equity Option - SPX_17Jan25_P_5780	0.0002	0.0403	1.77%
Equity Option - SPX_20Dec24_P_5495	0.0002	0.0177	1.77%
Equity Option - SPX_21Feb25_P_5325	0.0002	0.0207	1.76%
Equity Option - SPX_20Dec24_C_5930	0.0002	0.0117	1.75%
Equity Option - SPX_20Jun25_P_5250	0.0002	0.0310	1.74%
Equity Option - SPX_15Nov24_P_5275	0.0002	0.0033	1.74%
Equity Option - SPX_15Nov24_P_5175	0.0002	0.0024	1.74%
Equity Option - SPX_15Nov24_C_5475	0.0002	0.0613	1.73%
Equity Forward - AAPL.OQ_20Dec24_Fwd_225	0.0057	0.0122	1.73%
Equity Option - SPX_21Mar25_P_5275	0.0002	0.0222	1.72%
Equity Option - SPX_21Mar25_P_5600	0.0002	0.0360	1.72%
Equity Option - SPX_20Jun25_C_6350	0.0002	0.0156	1.72%
Equity Option - SPX_15Nov24_P_5430	0.0002	0.0059	1.72%
Equity Option - SPX_20Dec24_P_5175	0.0002	0.0080	1.72%
Equity Option - SPX_21Mar25_C_5825	0.0002	0.0455	1.71%
Equity Option - SPX_17Apr25_P_5500	0.0002	0.0338	1.71%
Equity Option - SPX_21Feb25_P_4950	0.0002	0.0113	1.70%
Equity Option - SPX_15Nov24_P_4750	0.0002	0.0011	1.70%
Equity Option - SPX_17Jan25_P_5400	0.0002	0.0177	1.70%
Equity Option - SPX_18Jul25_C_6175	0.0002	0.0314	1.69%
Equity Option - SPX_17Apr25_P_5700	0.0002	0.0443	1.69%
Equity Option - SPX_17Apr25_P_5350	0.0002	0.0271	1.68%
Equity Option - SPX_21Feb25_P_5250	0.0002	0.0175	1.68%
Equity Option - SPX_18Jul25_C_6225	0.0002	0.0271	1.68%
Equity Option - SPX_18Jul25_P_5875	0.0002	0.0659	1.68%
Equity Option - SPX_17Jan25_P_5720	0.0002	0.0333	1.66%
Equity Option - SPX_20Dec24_C_5910	0.0002	0.0126	1.65%
Equity Option - SPX_21Mar25_C_5875	0.0002	0.0375	1.64%
Equity Option - SPX_21Feb25_P_5300	0.0002	0.0184	1.63%
Equity Option - SPX_18Jul25_P_5475	0.0002	0.0406	1.63%
Equity Option - SPX_15Nov24_P_5200	0.0002	0.0024	1.63%
Equity Option - SPX_17Jan25_P_4750	0.0002	0.0056	1.63%
Equity Option - SPX_20Dec24_P_5435	0.0002	0.0141	1.63%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	40

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_21Mar25_P_5350	0.0002	0.0231	1.61%
Equity Option - SPX_20Dec24_P_5665	0.0002	0.0247	1.60%
Equity Option - SPX_18Jul25_C_6200	0.0002	0.0276	1.60%
Equity Option - SPX_18Jul25_P_5825	0.0002	0.0590	1.59%
Equity Option - SPX_17Apr25_P_5550	0.0002	0.0334	1.58%
Equity Option - SPX_21Mar25_P_5425	0.0002	0.0248	1.54%
Equity Option - SPX_17Jan25_P_5550	0.0002	0.0216	1.54%
Equity Option - SPX_20Dec24_P_4850	0.0002	0.0039	1.53%
Equity Option - SPX_20Dec24_P_5220	0.0002	0.0079	1.53%
Equity Forward - SPX_18Jul25_Fwd_5700	0.0002	0.0318	1.53%
Equity Option - SPX_21Mar25_C_6225	0.0002	0.0091	1.52%
Equity Option - SPX_21Mar25_P_5700	0.0002	0.0366	1.50%
Equity Option - SPX_15Nov24_C_5590	0.0002	0.0348	1.49%
Equity Option - SPX_17Jan25_C_5740	0.0002	0.0354	1.49%
Equity Option - SPX_15Nov24_P_4800	0.0002	0.0010	1.49%
Equity Option - SPX_15Nov24_C_5820	0.0002	0.0086	1.49%
Equity Option - SPX_20Dec24_P_5450	0.0002	0.0133	1.48%
Equity Option - SPX_17Jan25_P_4925	0.0002	0.0066	1.48%
Equity Option - SPX_15Nov24_P_5010	0.0002	0.0014	1.47%
Equity Option - SPX_17Apr25_P_5525	0.0002	0.0300	1.47%
Equity Option - SPX_15Nov24_C_5740	0.0002	0.0155	1.46%
Equity Option - SPX_20Dec24_C_5625	0.0002	0.0414	1.45%
Equity Option - SPX_20Dec24_C_5820	0.0002	0.0185	1.45%
Equity Option - SPX_21Feb25_P_5550	0.0002	0.0245	1.44%
Equity Option - SPX_20Dec24_P_4875	0.0002	0.0038	1.44%
Equity Option - SPX_15Nov24_C_5610	0.0002	0.0307	1.43%
Equity Option - SPX_15Nov24_P_5220	0.0002	0.0023	1.43%
Equity Option - SPX_16May25_P_5275	0.0002	0.0233	1.42%
Equity Option - SPX_21Feb25_P_5450	0.0002	0.0204	1.42%
Equity Option - SPX_15Nov24_P_4675	0.0002	0.0008	1.42%
Equity Option - SPX_20Dec24_C_5450	0.0002	0.0651	1.41%
Equity Option - SPX_16May25_P_5225	0.0002	0.0216	1.41%
Equity Option - SPX_15Nov24_C_5870	0.0002	0.0050	1.40%
Equity Option - SPX_20Dec24_P_5335	0.0002	0.0095	1.40%
Equity Option - SPX_15Nov24_P_5565	0.0002	0.0087	1.40%
Equity Option - SPX_17Jan25_C_5775	0.0002	0.0291	1.39%
Equity Option - SPX_15Nov24_P_5360	0.0002	0.0036	1.39%
Equity Option - SPX_20Dec24_C_5860	0.0002	0.0143	1.39%
Equity Option - SPX_20Dec24_C_6025	0.0002	0.0047	1.38%
Equity Option - SPX_20Dec24_P_5465	0.0002	0.0129	1.38%
Equity Option - SPX_20Dec24_P_5150	0.0002	0.0061	1.37%
Equity Option - SPX_15Nov24_P_4950	0.0002	0.0012	1.37%
Equity Option - SPX_17Jan25_P_5590	0.0002	0.0208	1.36%
41	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_21Feb25_C_6020	0.0002	0.0144	1.36%
Equity Option - SPX_17Apr25_C_6090	0.0002	0.0185	1.36%
Equity Option - SPX_17Apr25_C_5975	0.0002	0.0270	1.36%
Equity Option - SPX_17Apr25_P_5300	0.0002	0.0204	1.36%
Equity Option - SPX_17Apr25_P_5650	0.0002	0.0331	1.36%
Equity Option - SPX_17Jan25_C_5525	0.0002	0.0593	1.35%
Equity Option - SPX_21Mar25_C_5950	0.0002	0.0243	1.35%
Equity Option - SPX_18Jul25_P_5850	0.0002	0.0513	1.35%
Equity Option - SPX_16May25_P_5650	0.0002	0.0355	1.34%
Equity Option - SPX_17Jan25_C_5675	0.0002	0.0393	1.34%
Equity Option - SPX_20Jun25_C_6000	0.0002	0.0345	1.34%
Equity Option - SPX_20Jun25_C_6250	0.0002	0.0168	1.34%
Equity Option - SPX_16May25_C_6350	0.0002	0.0088	1.33%
Equity Option - SPX_20Dec24_P_5525	0.0002	0.0143	1.32%
Equity Option - SPX_21Feb25_P_5575	0.0002	0.0234	1.32%
Equity Option - SPX_20Dec24_P_5455	0.0002	0.0120	1.32%
Equity Option - SPX_20Dec24_P_5670	0.0002	0.0206	1.32%
Equity Option - SPX_17Apr25_P_5400	0.0002	0.0227	1.31%
Equity Option - SPX_15Nov24_P_5140	0.0002	0.0017	1.31%
Equity Option - SPX_17Jan25_P_5580	0.0002	0.0195	1.30%
Equity Option - SPX_21Feb25_P_5125	0.0002	0.0112	1.30%
Equity Option - SPX_15Nov24_C_5560	0.0002	0.0341	1.30%
Equity Option - SPX_17Jan25_P_5620	0.0002	0.0209	1.29%
Equity Option - SPX_17Jan25_P_5840	0.0002	0.0336	1.29%
Equity Option - SPX_15Nov24_P_5400	0.0002	0.0038	1.27%
Equity Option - SPX_17Jan25_C_5950	0.0002	0.0122	1.27%
Equity Option - SPX_16May25_C_6050	0.0002	0.0238	1.26%
Equity Option - SPX_17Apr25_P_5325	0.0002	0.0196	1.26%
Equity Option - SPX_17Jan25_C_6060	0.0002	0.0064	1.25%
Equity Option - SPX_17Jan25_P_5680	0.0002	0.0230	1.25%
Equity Option - SPX_15Nov24_C_5890	0.0002	0.0036	1.25%
Equity Option - SPX_17Jan25_P_5425	0.0002	0.0137	1.25%
Equity Option - SPX_17Apr25_P_5750	0.0002	0.0352	1.24%
Equity Option - SPX_15Nov24_P_5440	0.0002	0.0044	1.24%
Equity Option - SPX_15Nov24_C_5810	0.0002	0.0078	1.24%
Equity Option - SPX_21Feb25_C_5650	0.0002	0.0458	1.23%
Equity Option - SPX_17Jan25_P_5050	0.0002	0.0067	1.23%
Equity Option - SPX_17Apr25_P_5250	0.0002	0.0172	1.22%
Equity Option - SPX_15Nov24_C_5680	0.0002	0.0185	1.22%
Equity Option - SPX_15Nov24_P_5065	0.0002	0.0013	1.22%
Equity Option - SPX_21Mar25_P_5375	0.0002	0.0181	1.21%
Equity Option - SPX_20Jun25_P_5650	0.0002	0.0346	1.21%
Equity Option - SPX_21Feb25_C_5700	0.0002	0.0394	1.21%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	42

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Dec24_P_5400	0.0002	0.0096	1.20%
Equity Option - SPX_20Dec24_P_5565	0.0002	0.0143	1.20%
Equity Option - SPX_16May25_C_5950	0.0002	0.0298	1.19%
Equity Option - SPX_16May25_P_5450	0.0002	0.0242	1.19%
Equity Option - SPX_17Apr25_C_6130	0.0002	0.0140	1.19%
Equity Option - SPX_17Jan25_C_5910	0.0002	0.0139	1.18%
Equity Option - SPX_17Jan25_P_5420	0.0002	0.0129	1.18%
Equity Option - SPX_17Apr25_C_6025	0.0002	0.0201	1.18%
Equity Option - SPX_20Dec24_P_4950	0.0002	0.0035	1.18%
Equity Option - SPX_21Mar25_P_5710	0.0002	0.0291	1.17%
Equity Option - SPX_20Dec24_C_6030	0.0002	0.0038	1.17%
Equity Option - SPX_20Dec24_P_4800	0.0002	0.0027	1.16%
Equity Option - SPX_15Nov24_C_5735	0.0001	0.0127	1.16%
Equity Option - SPX_15Nov24_P_5320	0.0001	0.0026	1.16%
Equity Option - SPX_15Nov24_P_5520	0.0001	0.0059	1.16%
Equity Option - SPX_17Jan25_P_5825	0.0001	0.0290	1.15%
Equity Option - SPX_17Jan25_P_5375	0.0001	0.0113	1.14%
Equity Option - SPX_17Jan25_P_5650	0.0001	0.0197	1.14%
Equity Option - SPX_18Jul25_C_6350	0.0001	0.0125	1.14%
Equity Option - SPX_21Feb25_C_5890	0.0001	0.0204	1.14%
Equity Option - SPX_21Mar25_C_5990	0.0001	0.0178	1.14%
Equity Option - SPX_20Jun25_C_6225	0.0001	0.0154	1.13%
Equity Option - SPX_20Dec24_C_5525	0.0001	0.0434	1.13%
Equity Option - SPX_20Dec24_P_5485	0.0001	0.0111	1.13%
Equity Option - SPX_15Nov24_P_5545	0.0001	0.0063	1.12%
Equity Option - SPX_15Nov24_P_5390	0.0001	0.0032	1.12%
Equity Option - SPX_20Dec24_P_5585	0.0001	0.0141	1.12%
Equity Option - SPX_21Mar25_P_5725	0.0001	0.0284	1.12%
Equity Option - SPX_20Dec24_P_5710	0.0001	0.0192	1.11%
Equity Option - SPX_16May25_C_5900	0.0001	0.0317	1.11%
Equity Option - SPX_15Nov24_C_5720	0.0001	0.0134	1.11%
Equity Option - SPX_15Nov24_P_5530	0.0001	0.0059	1.11%
Equity Option - SPX_17Jan25_P_5540	0.0001	0.0152	1.10%
Equity Option - SPX_20Dec24_C_5885	0.0001	0.0098	1.10%
Equity Option - SPX_20Dec24_P_5690	0.0001	0.0182	1.10%
Equity Option - SPX_17Apr25_C_5900	0.0001	0.0275	1.10%
Equity Option - SPX_17Jan25_C_5450	0.0001	0.0567	1.10%
Equity Option - SPX_21Feb25_P_5100	0.0001	0.0091	1.10%
Equity Option - SPX_20Dec24_C_5940	0.0001	0.0068	1.09%
Equity Option - SPX_21Feb25_C_6190	0.0001	0.0050	1.09%
Equity Option - SPX_21Feb25_P_4975	0.0001	0.0074	1.08%
Equity Option - SPX_16May25_P_5475	0.0001	0.0226	1.07%
Equity Option - SPX_15Nov24_P_5000	0.0001	0.0010	1.07%
43	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Dec24_P_5325	0.0001	0.0071	1.07%
Equity Option - SPX_20Dec24_P_4925	0.0001	0.0030	1.07%
Equity Option - SPX_20Jun25_C_5975	0.0001	0.0293	1.06%
Equity Option - SPX_20Jun25_P_5625	0.0001	0.0296	1.06%
Equity Option - SPX_17Apr25_C_6075	0.0001	0.0153	1.06%
Equity Option - SPX_20Dec24_P_5595	0.0001	0.0137	1.06%
Equity Forward - SPX_17Apr25_Fwd_5710	0.0001	0.0142	1.06%
Equity Option - SPX_20Jun25_P_5750	0.0001	0.0342	1.06%
Equity Option - SPX_20Dec24_P_5570	0.0001	0.0128	1.05%
Equity Option - SPX_15Nov24_P_5585	0.0001	0.0071	1.05%
Equity Option - SPX_17Apr25_P_5600	0.0001	0.0239	1.05%
Equity Option - SPX_16May25_P_5375	0.0001	0.0195	1.05%
Equity Option - SPX_21Feb25_C_5600	0.0001	0.0438	1.05%
Equity Option - SPX_15Nov24_P_4875	0.0001	0.0008	1.05%
Equity Option - SPX_21Mar25_C_5980	0.0001	0.0169	1.04%
Equity Option - SPX_17Jan25_P_4775	0.0001	0.0037	1.04%
Equity Option - SPX_21Feb25_P_5425	0.0001	0.0143	1.04%
Equity Option - SPX_15Nov24_C_5410	0.0001	0.0443	1.04%
Equity Option - SPX_15Nov24_P_4860	0.0001	0.0008	1.04%
Equity Option - SPX_17Jan25_P_5505	0.0001	0.0133	1.04%
Equity Option - SPX_17Jan25_P_5750	0.0001	0.0221	1.04%
Equity Option - SPX_20Dec24_P_5715	0.0001	0.0181	1.03%
Equity Option - SPX_17Apr25_C_5950	0.0001	0.0222	1.03%
Equity Option - SPX_21Feb25_P_5620	0.0001	0.0197	1.03%
Equity Forward - AAPL.OQ_17Jan25_Fwd_225	0.0033	0.0101	1.02%
Equity Option - SPX_16May25_C_5875	0.0001	0.0311	1.02%
Equity Option - SPX_17Apr25_P_5470	0.0001	0.0194	1.02%
Equity Option - SPX_15Nov24_C_5660	0.0001	0.0173	1.02%
Equity Option - SPX_21Feb25_P_5525	0.0001	0.0166	1.02%
Equity Option - SPX_15Nov24_C_5875	0.0001	0.0034	1.02%
Equity Option - SPX_21Feb25_C_5575	0.0001	0.0448	1.01%
Equity Option - SPX_21Mar25_C_5970	0.0001	0.0170	1.01%
Equity Option - SPX_15Nov24_P_5575	0.0001	0.0065	1.01%
Equity Option - SPX_15Nov24_P_5250	0.0001	0.0018	1.01%
Equity Option - SPX_15Nov24_P_5600	0.0001	0.0073	1.01%
Equity Option - SPX_15Nov24_P_5590	0.0001	0.0070	1.01%
Equity Option - SPX_21Mar25_C_5800	0.0001	0.0287	1.01%
Equity Option - SPX_21Mar25_C_6010	0.0001	0.0145	1.00%
Equity Option - SPX_18Jul25_P_5450	0.0001	0.0242	1.00%
Equity Option - AAPL.OQ_20Dec24_C_245	-0.0033	-0.0085	-1.00%
Equity Option - MSFT.OQ_17Jan25_P_410	-0.0018	-0.0331	-1.00%
Equity Option - AAPL.OQ_17Jan25_C_255	-0.0033	-0.0064	-1.00%
Equity Forward - MSFT.OQ_21Mar25_Fwd_410	-0.0019	-0.0054	-1.06%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	44

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - AAPL.OQ_21Mar25_C_260	-0.0041	-0.0157	-1.26%
Equity Forward - MSFT.OQ_15Nov24_Fwd_407.5	-0.0027	0.0005	-1.49%
Equity Forward - MSFT.OQ_17Jan25_Fwd_405	-0.0030	-0.0151	-1.63%
Equity Forward - MSFT.OQ_20Dec24_Fwd_405	-0.0039	-0.0136	-2.17%
Equity Forward - SPX_16May25_Fwd_5700	-0.0004	-0.0463	-2.80%
Equity Forward - SPX_21Mar25_Fwd_5710	-0.0005	-0.0408	-3.65%
Equity Forward - SPX_17Jan25_Fwd_5705	-0.0007	-0.0372	-5.06%
Equity Forward - SPX_21Feb25_Fwd_5705	-0.0015	-0.1165	-11.78%
Equity Forward - SPX_20Dec24_Fwd_5705	-0.0022	-0.0721	-16.64%
Equity Forward - SPX_15Nov24_Fwd_5705	-0.0066	-0.0813	-51.01%
Cash - Federal Funds Rate	72.6753	72.6753	98.55%
Cash - Federal Funds Rate	-73.7446	-73.7446	-100.00%

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CME	CME Group Published Rates
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HONIA	Hong Kong Overnight Index Average Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
45	JOHN HANCOCK SEAPORT LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TONAR	Tokyo Overnight Average Rate
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $407,487,910. Net unrealized appreciation aggregated to $39,408,989, of which $52,426,183 related to gross unrealized appreciation and $13,017,194 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SEAPORT LONG/SHORT FUND	46

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $394,084,703) including $2,894,824 of securities loaned	$442,653,001
Affiliated investments, at value (Cost $2,954,291)	2,954,611
Total investments, at value (Cost $397,038,994)	445,607,612
Swap contracts, at value (net unamortized upfront payment of $(11,626))	8,769,272
Unrealized appreciation on forward foreign currency contracts	138,089
Receivable for futures variation margin	4,443
Cash	244,766
Foreign currency, at value (Cost $42,759)	42,307
Dividends and interest receivable	775,155
Receivable for fund shares sold	75,569
Receivable for investments sold	6,698,044
Receivable for securities lending income	1,601
Other assets	71,909
Total assets	462,428,767
Liabilities
Unrealized depreciation on forward foreign currency contracts	964,121
Written options, at value (Premiums received $240,928)	323,567
Swap contracts, at value (net unamortized upfront payment of $60,952)	6,297,707
Foreign capital gains tax payable	17,579
Payable for collateral on OTC derivatives	1,711,000
Payable for investments purchased	9,398,287
Payable for fund shares repurchased	379,603
Payable upon return of securities loaned	2,954,272
Payable to affiliates
Accounting and legal services fees	21,057
Transfer agent fees	25,273
Trustees’ fees	591
Other liabilities and accrued expenses	197,293
Total liabilities	22,290,350
Net assets	$440,138,417
Net assets consist of
Paid-in capital	$373,306,885
Total distributable earnings (loss)	66,831,532
Net assets	$440,138,417

47	JOHN HANCOCK Seaport Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 10-31-24  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($16,294,747 ÷ 1,372,028 shares)[1]	$11.88
Class C ($1,098,419 ÷ 98,244 shares)[1]	$11.18
Class I ($232,613,617 ÷ 18,994,714 shares)	$12.25
Class R6 ($104,138,454 ÷ 8,387,077 shares)	$12.42
Class NAV ($85,993,180 ÷ 6,926,040 shares)	$12.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Seaport Long/Short Fund	48

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$7,761,408
Interest	3,837,776
Securities lending	30,165
Less foreign taxes withheld	(297,590)
Total investment income	11,331,759
Expenses
Investment management fees	6,964,371
Distribution and service fees	76,817
Accounting and legal services fees	94,170
Transfer agent fees	313,338
Trustees’ fees	11,066
Custodian fees	233,851
State registration fees	79,911
Printing and postage	33,347
Professional fees	152,433
Other	50,924
Total expenses	8,010,228
Less expense reductions	(39,170)
Net expenses	7,971,058
Net investment income	3,360,701
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	101,706,330
Affiliated investments	778
Futures contracts	(213,497)
Forward foreign currency contracts	301,595
Written options	(175,020)
Swap contracts	(46,525,968)
55,094,218
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	23,850,564
Affiliated investments	320
Futures contracts	(95,757)
Forward foreign currency contracts	(259,967)
Written options	4,060
Swap contracts	(9,056,731)
14,442,489
Net realized and unrealized gain	69,536,707
Increase in net assets from operations	$72,897,408
49	JOHN HANCOCK Seaport Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$3,360,701	$5,749,897
Net realized gain (loss)	55,094,218	(23,211,213)
Change in net unrealized appreciation (depreciation)	14,442,489	50,104,710
Increase in net assets resulting from operations	72,897,408	32,643,394
Distributions to shareholders
From earnings
Class A	(639,760)	(322,770)
Class C	(39,832)	(67,590)
Class I	(8,112,480)	(21,284,340)
Class R6	(5,769,687)	(1,219,858)
Class NAV	(2,734,428)	(2,596,800)
Total distributions	(17,296,187)	(25,491,358)
From fund share transactions	(203,792,053)	(237,118,793)
Total decrease	(148,190,832)	(229,966,757)
Net assets
Beginning of year	588,329,249	818,296,006
End of year	$440,138,417	$588,329,249
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Seaport Long/Short Fund	50

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$10.66	$10.61	$12.73	$11.60	$11.02
Net investment income (loss)[1]	0.04	0.04	(0.05)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investments	1.51	0.32	(1.25)	1.73	0.78
Total from investment operations	1.55	0.36	(1.30)	1.58	0.68
Less distributions
From net investment income	(0.33)	(0.31)	—	—	(0.10)
From net realized gain	—	—	(0.82)	(0.45)	—
Total distributions	(0.33)	(0.31)	(0.82)	(0.45)	(0.10)
Net asset value, end of period	$11.88	$10.66	$10.61	$12.73	$11.60
Total return (%)[2,3]	14.98	3.38	(10.69)	13.69	6.15
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$13	$11	$16	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	1.95	1.93	1.97	2.00
Expenses including reductions	1.97	1.94	1.92	1.96	1.99
Net investment income (loss)	0.39	0.39	(0.47)	(1.18)	(0.87)
Portfolio turnover (%)	141	178	214	259	221

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
51	JOHN HANCOCK Seaport Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$10.04	$10.01	$12.13	$11.16	$10.61
Net investment loss[1]	(0.04)	(0.03)	(0.13)	(0.23)	(0.17)
Net realized and unrealized gain (loss) on investments	1.44	0.29	(1.17)	1.65	0.74
Total from investment operations	1.40	0.26	(1.30)	1.42	0.57
Less distributions
From net investment income	(0.26)	(0.23)	—	—	(0.02)
From net realized gain	—	—	(0.82)	(0.45)	—
Total distributions	(0.26)	(0.23)	(0.82)	(0.45)	(0.02)
Net asset value, end of period	$11.18	$10.04	$10.01	$12.13	$11.16
Total return (%)[2,3]	14.13	2.66	(11.33)	12.86	5.33
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$3	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.68	2.65	2.63	2.67	2.70
Expenses including reductions	2.67	2.64	2.62	2.66	2.69
Net investment loss	(0.34)	(0.30)	(1.20)	(1.89)	(1.56)
Portfolio turnover (%)	141	178	214	259	221

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Seaport Long/Short Fund	52

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$10.98	$10.92	$13.04	$11.84	$11.24
Net investment income (loss)[1]	0.08	0.08	(0.02)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	1.56	0.33	(1.28)	1.76	0.80
Total from investment operations	1.64	0.41	(1.30)	1.65	0.73
Less distributions
From net investment income	(0.37)	(0.35)	—	—	(0.13)
From net realized gain	—	—	(0.82)	(0.45)	—
Total distributions	(0.37)	(0.35)	(0.82)	(0.45)	(0.13)
Net asset value, end of period	$12.25	$10.98	$10.92	$13.04	$11.84
Total return (%)[2]	15.24	3.79	(10.49)	14.00	6.57
Ratios and supplemental data
Net assets, end of period (in millions)	$233	$253	$691	$1,019	$616
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.65	1.63	1.67	1.70
Expenses including reductions	1.67	1.64	1.62	1.66	1.69
Net investment income (loss)	0.66	0.73	(0.16)	(0.86)	(0.58)
Portfolio turnover (%)	141	178	214	259	221

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
53	JOHN HANCOCK Seaport Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$11.12	$11.06	$13.18	$11.95	$11.34
Net investment income (loss)[1]	0.09	0.09	(0.01)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments	1.59	0.33	(1.29)	1.78	0.81
Total from investment operations	1.68	0.42	(1.30)	1.68	0.75
Less distributions
From net investment income	(0.38)	(0.36)	—	—	(0.14)
From net realized gain	—	—	(0.82)	(0.45)	—
Total distributions	(0.38)	(0.36)	(0.82)	(0.45)	(0.14)
Net asset value, end of period	$12.42	$11.12	$11.06	$13.18	$11.95
Total return (%)[2]	15.43	3.86	(10.37)	14.22	6.62
Ratios and supplemental data
Net assets, end of period (in millions)	$104	$239	$40	$51	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.54	1.53	1.56	1.59
Expenses including reductions	1.56	1.53	1.52	1.55	1.58
Net investment income (loss)	0.74	0.82	(0.07)	(0.76)	(0.51)
Portfolio turnover (%)	141	178	214	259	221

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Seaport Long/Short Fund	54

CLASS NAV SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$11.12	$11.06	$13.18	$11.96	$11.35
Net investment income (loss)[1]	0.09	0.09	—[2]	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	1.59	0.33	(1.30)	1.77	0.79
Total from investment operations	1.68	0.42	(1.30)	1.67	0.75
Less distributions
From net investment income	(0.38)	(0.36)	—	—	(0.14)
From net realized gain	—	—	(0.82)	(0.45)	—
Total distributions	(0.38)	(0.36)	(0.82)	(0.45)	(0.14)
Net asset value, end of period	$12.42	$11.12	$11.06	$13.18	$11.96
Total return (%)[3]	15.44	3.87	(10.38)	14.12	6.64
Ratios and supplemental data
Net assets, end of period (in millions)	$86	$81	$74	$57	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.53	1.52	1.55	1.58
Expenses including reductions	1.55	1.53	1.51	1.54	1.57
Net investment income (loss)	0.78	0.82	0.01	(0.78)	(0.35)
Portfolio turnover (%)	141	178	214	259	221

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
55	JOHN HANCOCK Seaport Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Seaport Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
| JOHN HANCOCK Seaport Long/Short Fund	56

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$14,263,399	$13,723,833	$539,566	—
Consumer discretionary	24,550,705	15,897,977	8,652,728	—
Consumer staples	8,149,933	2,160,316	5,989,617	—
Energy	11,954,856	7,838,074	4,116,782	—
Financials	78,882,651	45,478,191	33,404,460	—
Health care	92,324,637	75,384,591	16,940,046	—
Industrials	20,386,415	12,474,194	7,912,221	—
Information technology	61,493,192	51,685,718	9,807,474	—
Materials	15,022,181	10,077,756	4,944,425	—
Real estate	4,264,506	1,643,359	2,621,147	—
Utilities	3,640,117	1,441,256	2,198,861	—
57	JOHN HANCOCK Seaport Long/Short Fund |

	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$708,591	$708,591	—	—
Exchange-traded funds	1,521,625	1,521,625	—	—
Purchased options	2,542,940	2,404,115	$138,825	—
Corporate bonds	1,627,274	—	1,627,274	—
Short-term investments	104,274,590	36,795,098	67,479,492	—
Total investments in securities	$445,607,612	$279,234,694	$166,372,918	—
Derivatives:
Assets
Forward foreign currency contracts	$138,089	—	$138,089	—
Swap contracts	8,769,272	—	8,769,272	—
Liabilities
Futures	(32,679)	$(32,679)	—	—
Forward foreign currency contracts	(964,121)	—	(964,121)	—
Written options	(323,567)	(323,567)	—	—
Swap contracts	(6,297,707)	—	(6,297,707)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities,
| JOHN HANCOCK Seaport Long/Short Fund	58

the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2024, the fund loaned securities valued at $2,894,824 and received $2,954,272 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $4,058.
59	JOHN HANCOCK Seaport Long/Short Fund |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$16,560,298	$25,491,358
Long-term capital gains	735,889	—
Total	$17,296,187	$25,491,358
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $27,476,323 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, wash sale loss deferrals, investments in passive foreign investment companies and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
| JOHN HANCOCK Seaport Long/Short Fund	60

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2024, the fund used futures contracts to manage against changes in interest rates and to manage against changes in certain securities markets. The fund held futures contracts with USD notional values ranging from $532,000 to $1.9 million, as measured at each quarter end.
61	JOHN HANCOCK Seaport Long/Short Fund |

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended October 31, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $38.2 million to $95.9 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended October 31, 2024, the fund used purchased options contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held purchased options contracts with market values ranging from $744,000 to $2.8 million, as measured at each quarter end.
During the year ended October 31, 2024, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $77,000 to $324,000, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
| JOHN HANCOCK Seaport Long/Short Fund	62

Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended October 31, 2024, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $481.5 million to $562.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at October 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(32,679)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$138,089	(964,121)
Equity	Unaffiliated investments, at value[2]	Purchased options	2,542,940	—
Equity	Written options, at value	Written options	—	(323,567)
Equity	Swap contracts, at value	Total return swaps	8,769,272	(6,297,707)
			$11,450,301	$(7,618,074)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the
63	JOHN HANCOCK Seaport Long/Short Fund |

various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$138,089	$(964,121)
Purchased options	138,825	—
Swap contracts	8,769,272	(6,297,707)
Totals	$9,046,186	$(7,261,828)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
BNP Paribas	—	$(824,579)	$(824,579)	—	$824,579	—
Citibank, N.A.	$93,224	(18,804)	74,420	—	—	$74,420
Deutsche Bank AG	—	(55,308)	(55,308)	—	—	(55,308)
Goldman Sachs International	1,822,837	(2,137,557)	(314,720)	—	314,720	—
JPMorgan Chase Bank, N.A.	893,857	(1,521,386)	(627,529)	—	627,529	—
Morgan Stanley & Co. International PLC	6,215,985	(2,669,499)	3,546,486	$1,361,000	—	2,185,486
Natwest Group PLC	4,322	—	4,322	—	—	4,322
Standard Chartered Bank	467	(34,695)	(34,228)	—	—	(34,228)
State Street Bank and Trust Company	15,494	—	15,494	—	—	15,494
Totals	$9,046,186	$(7,261,828)	$1,784,358	$1,361,000	$1,766,828	$2,190,186
[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
| JOHN HANCOCK Seaport Long/Short Fund	64

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	—	—	$301,595	—	—	$301,595
Equity	$423,828	$(213,497)	—	$(175,020)	$(46,525,968)	(46,490,657)
Total	$423,828	$(213,497)	$301,595	$(175,020)	$(46,525,968)	$(46,189,062)

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	—	—	$(259,967)	—	—	$(259,967)
Equity	$797,948	$(95,757)	—	$4,060	$(9,056,731)	(8,350,480)
Total	$797,948	$(95,757)	$(259,967)	$4,060	$(9,056,731)	$(8,610,447)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.450% of the first $250 million of the fund’s average daily net assets; (b) 1.400% of the next $750 million of the fund’s average daily net assets; (c) 1.375% of the next $1 billion of the fund’s average daily net assets; and (d) 1.350% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
65	JOHN HANCOCK Seaport Long/Short Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,684
Class C	113
Class I	19,571
Class	Expense reduction
Class R6	$10,905
Class NAV	6,897
Total	$39,170

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 1.42% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,855 for the year ended October 31, 2024. Of this amount, $278 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,577 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $265 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
| JOHN HANCOCK Seaport Long/Short Fund	66

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$62,677	$24,133
Class C	14,140	1,634
Class I	—	280,751
Class R6	—	6,820
Total	$76,817	$313,338
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,250,000	2	5.815%	$1,050
Note 6—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,530,254	$17,046,499	933,208	$10,021,606
Distributions reinvested	56,628	616,108	28,137	294,036
Repurchased	(1,477,947)	(17,028,565)	(722,674)	(7,788,025)
Net increase	108,935	$634,042	238,671	$2,527,617
67	JOHN HANCOCK Seaport Long/Short Fund |

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	7,614	$84,231	2,268	$22,769
Distributions reinvested	3,202	32,982	5,498	54,484
Repurchased	(98,921)	(1,060,346)	(119,891)	(1,220,785)
Net decrease	(88,105)	$(943,133)	(112,125)	$(1,143,532)
Class I shares
Sold	3,870,167	$45,718,174	14,592,992	$160,910,222
Distributions reinvested	683,004	7,642,812	1,171,689	12,583,936
Repurchased	(8,594,838)	(100,640,818)	(56,023,787)	(616,158,715)
Net decrease	(4,041,667)	$(47,279,832)	(40,259,106)	$(442,664,557)
Class R6 shares
Sold	2,502,821	$29,486,847	22,085,321	$244,617,324
Distributions reinvested	52,179	591,184	106,341	1,155,922
Repurchased	(15,676,567)	(181,968,964)	(4,257,426)	(48,090,873)
Net increase (decrease)	(13,121,567)	$(151,890,933)	17,934,236	$197,682,373
Class NAV shares
Sold	698,225	$8,398,494	1,595,931	$17,825,931
Distributions reinvested	241,344	2,734,428	238,896	2,596,800
Repurchased	(1,288,122)	(15,445,119)	(1,236,757)	(13,943,425)
Net increase (decrease)	(348,553)	$(4,312,197)	598,070	$6,479,306
Total net decrease	(17,490,957)	$(203,792,053)	(21,600,254)	$(237,118,793)
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $532,255,063 and $769,509,259, respectively, for the year ended October 31, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2024, funds within the John Hancock group of funds complex held 19.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	19.5%
| JOHN HANCOCK Seaport Long/Short Fund	68

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	295,370	—	$42,471,991	$(39,518,478)	$778	$320	$30,165	—	$2,954,611

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Subsequent event
At its meeting held on December 12, 2024, the Board of Trustees of the Trust voted to approve a reorganization, which is expected to be tax-free, of the fund into John Hancock Disciplined Value Global Long/Short Fund, a separate series of the Trust. The reorganization is expected to occur as of the close of business on or about April 4, 2025. Further information regarding the Reorganization will be contained in an information statement and prospectus, which is expected to be available on or about February 24, 2025.
69	JOHN HANCOCK Seaport Long/Short Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Seaport Long/Short Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Seaport Long/Short Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK SEAPORT LONG/SHORT FUND	70

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $735,889 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
71	JOHN HANCOCK SEAPORT LONG/SHORT FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Seaport Long/Short Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK SEAPORT LONG/SHORT FUND	72

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
73	JOHN HANCOCK SEAPORT LONG/SHORT FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed the peer group median for the ten-year period and underperformed for the one-, three-, and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index for the one-, three-, five-, and ten-year periods and peer group median for the one-, three-, and five-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board noted that
| JOHN HANCOCK SEAPORT LONG/SHORT FUND	74

the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
75	JOHN HANCOCK SEAPORT LONG/SHORT FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK SEAPORT LONG/SHORT FUND	76

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
77	JOHN HANCOCK SEAPORT LONG/SHORT FUND |

* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK SEAPORT LONG/SHORT FUND	78

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988674	437A 10/24
12/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 16, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	December 16, 2024